UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800, Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of December 31, 2017 (Unaudited)

Loomis Sayles Global Allocation Fund*

Shares	Description	Value (†)
Common Stocks – 68.2% of Net Assets
	Belgium – 0.8%
131,523	Anheuser-Busch InBev S.A.	$14,683,397

	Canada – 1.4%
476,500	CGI Group, Inc., Class A(a)	25,890,970

	China – 3.8%
424,080	Alibaba Group Holding Ltd., Sponsored ADR(a)	73,124,114

	France – 1.3%
232,007	Thales S.A.	24,968,537

	Hong Kong – 3.1%
7,026,000	AIA Group Ltd.	59,760,650

	India – 0.9%
583,538	HDFC Bank Ltd.	17,314,673

	Japan – 0.9%
356,687	Nomura Research Institute Ltd.	16,556,119

	Sweden – 2.5%
998,613	Assa Abloy AB	20,702,709
645,604	Atlas Copco AB, A Shares	27,861,714

		48,564,423

	Switzerland – 4.3%
170,617	Dufry AG, (Registered)(a)	25,326,402
24,342	Geberit AG, (Registered)	10,714,532
529,893	Nestle S.A., (Registered)	45,558,210

		81,599,144

	United Kingdom – 4.3%
832,130	Halma PLC	14,138,856
9,994,804	Legal & General Group PLC	36,796,688
456,213	London Stock Exchange Group PLC	23,333,833
73,960	Reckitt Benckiser Group PLC	6,899,990

		81,169,367

	United States – 44.9%
199,747	Accenture PLC, Class A	30,579,268
23,332	Alphabet, Inc., Class C(a)	24,414,605
39,684	Alphabet, Inc., Class A(a)	41,803,126
29,065	Amazon.com, Inc.(a)	33,990,646
4,058	Arconic, Inc.	110,580
547,396	CBRE Group, Inc., Class A(a)	23,707,721
259,480	Colgate-Palmolive Co.	19,577,766
441,476	Danaher Corp.	40,977,802
670	Dex Media, Inc.(a)(b)(c)(d)	4,891
154,045	EOG Resources, Inc.	16,622,996

Shares	Description	Value (†)
Common Stocks – continued
United States – continued
319,706	Facebook, Inc., Class A(a)	$56,415,321
84,104	FactSet Research Systems, Inc.	16,211,887
149,532	Goldman Sachs Group, Inc. (The)	38,094,772
783	Hawaiian Telcom Holdco, Inc.(a)	24,163
499,523	Intercontinental Exchange, Inc.	35,246,343
217,695	LyondellBasell Industries NV, Class A	24,016,112
177,425	M&T Bank Corp.	30,337,901
413,995	Marriott International, Inc., Class A	56,191,541
276,761	McCormick & Co., Inc.	28,204,714
22,980	Mettler-Toledo International, Inc.(a)	14,236,570
131,853	Northrop Grumman Corp.	40,467,004
15,332	Priceline Group, Inc. (The)(a)	26,643,030
220,371	Roper Technologies, Inc.	57,076,089
181,986	S&P Global, Inc.	30,828,428
92,305	Schlumberger Ltd.	6,220,434
153,618	Sherwin-Williams Co. (The)	62,989,525
280,969	Texas Instruments, Inc.	29,344,402
62,969	Travelers Cos., Inc. (The)	8,541,115
179,625	UnitedHealth Group, Inc.	39,600,127
417,053	Wells Fargo & Co.	25,302,606

		857,781,485

	Total Common Stocks (Identified Cost $909,952,434)	1,301,412,879

Principal Amount (‡)
Bonds and Notes – 26.7%
Non-Convertible Bonds – 26.1%
	Argentina – 0.4%
$17,650,000	Argentine Bonos del Tesoro, 15.500%, 10/17/2026, (ARS)	952,940
17,000,000	Argentine Bonos del Tesoro, 21.200%, 9/19/2018, (ARS)	883,563
775,000	Provincia de Buenos Aires, 9.125%, 3/16/2024, 144A	909,315
535,000	Republic of Argentina, 6.875%, 4/22/2021	582,615
1,390,000	Republic of Argentina, 7.625%, 4/22/2046	1,567,920
1,270,000	YPF S.A., 8.750%, 4/04/2024, 144A	1,458,595
17,745,000	YPF S.A., 16.500%, 5/09/2022, 144A, (ARS)	893,205

		7,248,153

	Australia – 0.2%
970,000	Commonwealth Bank of Australia, 1.375%, 9/06/2018, 144A(e)	966,520
1,150,000	Commonwealth Bank of Australia, 2.250%, 3/10/2020, 144A(e)	1,146,459

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Australia – continued
$670,000		GAIF Bond Issuer Pty Ltd., 3.400%, 9/30/2026, 144A(e)	$656,745
110,000		Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	116,522
95,000		Sydney Airport Finance Co. Pty Ltd., 3.375%, 4/30/2025, 144A	94,653

			2,980,899

		Belgium – 0.1%
1,040,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 2/01/2026	1,073,257
440,000		Solvay Finance (America) LLC, 3.400%, 12/03/2020, 144A	449,287

			1,522,544

		Brazil – 0.9%
800,000		Braskem Finance Ltd., 5.750%, 4/15/2021, 144A	848,000
8,500	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2025, (BRL)	2,416,261
2,250	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2019, (BRL)	663,078
8,815	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2021, (BRL)	2,594,611
2,300	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2027, (BRL)	649,492
1,085,000		Brazilian Government International Bond, 4.625%, 1/13/2028	1,089,883
2,300,000		BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)(e)	688,176
1,000,000		CIMPOR Financial Operations BV, 5.750%, 7/17/2024, 144A	970,000
400,000		Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	404,000
1,100,000		Embraer Netherlands Finance BV, 5.050%, 6/15/2025(e)	1,166,000
915,000		Itau Unibanco Holding S.A., 2.850%, 5/26/2018, 144A	915,915
1,825,000		Petrobras Global Finance BV, 5.999%, 1/27/2028, 144A	1,829,562
300,000		Petrobras Global Finance BV, 6.875%, 1/20/2040	303,000
575,000		Raizen Fuels Finance S.A., 5.300%, 1/20/2027, 144A	601,623
500,000		Tupy Overseas S.A., 6.625%, 7/17/2024, 144A	530,000
850,000		Vale S.A., 5.625%, 9/11/2042(e)	930,750

			16,600,351

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Canada – 2.1%
$459,194	Air Canada Pass Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029, 144A(e)	$481,006
895,000	Air Canada Pass Through Trust, Series 2017-1, Class AA, 3.300%, 7/15/2031, 144A	892,557
505,000	Alimentation Couche-Tard, Inc., 3.550%, 7/26/2027, 144A	504,532
815,000	Bank of Montreal, 1.750%, 6/15/2021, 144A(e)	795,481
3,000,000	BMW Canada Auto Trust, Series 2017-1A, Class A2, 1.677%, 5/20/2020, 144A, (CAD)(e)	2,369,976
5,720,000	Canadian Government Bond, 0.500%, 3/01/2022, (CAD)(e)	4,308,566
14,920,000	Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)(e)	11,885,673
970,000	Canadian Imperial Bank of Commerce, 1.600%, 9/06/2019(e)	960,003
800,000	CPPIB Capital, Inc., 0.375%, 6/20/2024, 144A, (EUR)(e)	954,514
430,000	Enbridge, Inc., 2.900%, 7/15/2022	427,397
905,000	Export Development Canada, 1.800%, 9/01/2022, (CAD)(e)	708,305
1,335,000	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)(e)	1,055,882
6,165,000	Province of Ontario Canada, 1.250%, 6/17/2019(e)	6,087,634
7,200,000	Province of Ontario Canada, 1.875%, 5/21/2020(e)	7,134,336
600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)(e)	502,516

		39,068,378

	Chile – 0.5%
815,000,000	Bonos de la Tesoreria de la Republica de Chile, 4.500%, 3/01/2026, (CLP)(e)	1,323,781
600,000	Chile Government International Bond, 3.125%, 1/21/2026(e)	608,250
1,160,000	CODELCO, Inc., 4.500%, 9/16/2025, 144A(e)	1,241,836
1,250,000	Corp. Nacional del Cobre de Chile, 3.625%, 8/01/2027, 144A(e)	1,251,363
250,000	Engie Energia Chile S.A., 5.625%, 1/15/2021, 144A	270,128
800,000	Inversiones CMPC S.A., 4.375%, 5/15/2023, 144A(e)	837,250
550,000	Itau CorpBanca, 3.125%, 1/15/2018(e)	550,139
240,000	Latam Airlines Group S.A., 7.250%, 6/09/2020, 144A	252,600
522,639	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	516,106

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Chile – continued
$950,000	Latam Finance Ltd., 6.875%, 4/11/2024, 144A	$990,375
1,120,000	Transelec S.A., 4.250%, 1/14/2025, 144A(e)	1,159,488

		9,001,316

	China – 0.2%
920,000	Alibaba Group Holding Ltd., 3.400%, 12/06/2027(e)	919,768
700,000	Baidu, Inc., 3.250%, 8/06/2018(e)	703,090
400,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A(e)	420,189
905,000	Industrial & Commercial Bank of China Ltd., 2.957%, 11/08/2022	897,588
985,000	Sinopec Group Overseas Development 2017 Ltd., 2.375%, 4/12/2020, 144A(e)	977,475

		3,918,110

	Colombia – 0.2%
1,265,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	444,889
2,140,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)(e)	740,134
575,000	Republic of Colombia, 3.875%, 4/25/2027	585,350
200,000,000	Republic of Colombia, 7.750%, 4/14/2021, (COP)	71,098
6,150,000,000	Titulos De Tesoreria, 7.500%, 8/26/2026, (COP)(e)	2,195,099

		4,036,570

	Dominican Republic – 0.1%
1,410,000	Dominican Republic, 5.500%, 1/27/2025, 144A	1,492,837
590,000	Dominican Republic, 5.950%, 1/25/2027, 144A	641,118
425,000	Dominican Republic, 8.625%, 4/20/2027, 144A	520,625

		2,654,580

	France – 0.7%
970,000	Air Liquide Finance S.A., 1.375%, 9/27/2019, 144A(e)	955,954
200,000	AXA S.A., 7.125%, 12/15/2020, (GBP)	312,868
205,000	BNP Paribas S.A., 4.375%, 5/12/2026, 144A	214,361
390,000	Credit Agricole S.A., (fixed rate to 6/23/2026, variable rate thereafter), 7.500%, (GBP)(f)	628,974
735,000	Danone S.A., 1.691%, 10/30/2019, 144A(e)	726,161

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	France – continued
$500,000	Dexia Credit Local S.A., 2.250%, 2/18/2020, 144A(e)	$498,853
1,100,000	Electricite de France SA, (fixed rate to 1/29/2026, variable rate thereafter), 6.000%, (GBP)(f)	1,582,771
4,575,000	French Republic Government Bond OAT, 4.250%, 10/25/2023, (EUR)(e)	6,838,879
205,000	Societe Generale S.A., 4.000%, 1/12/2027, 144A	207,894
1,015,000	Societe Generale S.A., 4.750%, 11/24/2025, 144A(e)	1,068,059
475,000	Societe Generale S.A., (fixed rate to 4/07/2021, variable rate thereafter), 6.750%, (EUR)(f)	638,434

		13,673,208

	Germany – 0.1%
500,000	Allianz SE, (fixed rate to 7/07/2025, variable rate thereafter), 2.241%, 7/07/2045, (EUR)(e)	623,807
235,000	Commerzbank AG, EMTN, 4.000%, 3/23/2026, (EUR)	319,940
675,000	Daimler Finance North America LLC, 1.750%, 10/30/2019, 144A(e)	666,861
200,000	Deutsche Bank AG, EMTN, 4.500%, 5/19/2026, (EUR)	275,812
380,000	Deutsche Telekom International Finance BV, 2.820%, 1/19/2022, 144A	380,482

		2,266,902

	Hong Kong – 0.0%
355,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A(e)	353,605

	India – 0.0%
650,000	Greenko Dutch BV, 5.250%, 7/24/2024, 144A	659,100

	Indonesia – 0.5%
300,000	Indonesia Government International Bond, 4.125%, 1/15/2025, 144A	311,451
34,000,000,000	Indonesia Government International Bond, 7.000%, 5/15/2022, (IDR)	2,606,228
35,310,000,000	Indonesia Government International Bond, 8.250%, 7/15/2021, (IDR)	2,797,734
3,500,000,000	Indonesia Government International Bond, 9.500%, 7/15/2023, (IDR)	296,255
781,000,000	Indonesia Government International Bond, 11.500%, 9/15/2019, (IDR)	62,996
14,000,000,000	Indonesia Treasury Bond, 8.375%, 3/15/2024, (IDR)(e)	1,155,187
795,000	Perusahaan Listrik Negara PT, 5.250%, 10/24/2042, 144A	826,800
545,000	Republic of Indonesia, 2.875%, 7/08/2021, 144A, (EUR)	711,031

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Indonesia – continued
$525,000	Republic of Indonesia, 4.750%, 1/08/2026, 144A	$570,707

		9,338,389

	Israel – 0.1%
510,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	510,910
780,000	Teva Pharmaceutical Finance Netherlands II B.V., 0.375%, 7/25/2020, (EUR)	889,066

		1,399,976

	Italy – 0.1%
500,000	Assicurazioni Generali S.p.A., EMTN, 4.125%, 5/04/2026, (EUR)	697,250
530,000	Intesa Sanpaolo SpA, EMTN, 3.928%, 9/15/2026, (EUR)	696,714
855,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A	911,387

		2,305,351

	Japan – 0.2%
900,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 1.700%, 3/05/2018, 144A(e)	899,735
940,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 2.150%, 9/14/2018, 144A(e)	940,944
1,165,000	Nomura Holdings, Inc., GMTN, 2.750%, 3/19/2019(e)	1,173,712
850,000	SoftBank Group Corp., 4.500%, 4/15/2020, 144A	868,301

		3,882,692

	Korea – 0.4%
3,700,000	Export-Import Bank of Korea, 3.000%, 5/22/2018, 144A, (NOK)(e)	452,885
765,000	Export-Import Bank of Korea, 3.000%, 11/01/2022(e)	760,959
630,000	Korea Development Bank (The), MTN, 4.500%, 11/22/2019, (AUD)(e)	504,002
910,000	Korea Gas Corp., 2.750%, 7/20/2022, 144A(e)	897,169
670,000	KT Corp., 2.500%, 7/18/2026, 144A(e)	626,161
1,125,000	Minera y Metalurgica del Boleo S.A. de CV, 2.875%, 5/07/2019, 144A(e)	1,124,180
1,440,000,000	Republic of Korea, Series 2209, 2.000%, 9/10/2022, (KRW)(e)	1,324,648
770,000	Shinhan Bank Co. Ltd., 3.875%, 3/24/2026, 144A(e)	780,015
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A(e)	173,586

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Korea – continued
$200,000		Woori Bank, 5.875%, 4/13/2021, 144A(e)	$216,014

			6,859,619

		Mexico – 1.0%
620,000		Alfa SAB de CV, 6.875%, 3/25/2044	666,500
770,000		America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)(e)	974,707
10,000,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)(e)	469,696
675,000		Banco Nacional de Comercio Exterior SNC, (fixed rate to 8/11/2021, variable rate thereafter), 3.800%, 8/11/2026, 144A	675,000
300,000		Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 4.125%, 11/09/2022, 144A(e)	308,625
1,150,000		Cemex Finance LLC, 6.000%, 4/01/2024, 144A	1,210,375
300,000		Cemex SAB de CV, 4.375%, 3/05/2023, 144A, (EUR)	379,752
505,000		Cemex SAB de CV, 5.700%, 1/11/2025, 144A	532,775
800,000		Gruma SAB de CV, 4.875%, 12/01/2024(e)	856,000
680,000		Grupo Televisa SAB, 5.000%, 5/13/2045(e)	695,203
10,000,000		Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)(e)	385,358
248,744	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(e)	1,221,866
899,680	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)(e)	4,522,765
181,500	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	937,994
443,452	(†††)	Mexican Fixed Rate Bonds, Series M-30, 10.000%, 11/20/2036, (MXN)(e)	2,752,436
196,000		Mexico Government International Bond, 4.000%, 3/15/2115, (EUR)(e)	225,646
1,020,000		Mexico Government International Bond, 4.125%, 1/21/2026(e)	1,063,350
625,000		Petroleos Mexicanos, 5.625%, 1/23/2046(e)	578,438
135,000	(†††)	Petroleos Mexicanos, 7.470%, 11/12/2026, (MXN)(e)	594,185
100,000		Sigma Alimentos S.A. de CV, 2.625%, 2/07/2024, 144A, (EUR)	127,765

			19,178,436

		Netherlands – 0.1%
870,000		Cooperatieve Rabobank UA, 4.375%, 8/04/2025(e)	919,259

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Netherlands – continued
$675,000		ING Bank NV, 1.650%, 8/15/2019, 144A(e)	$667,292
1,105,000		Ziggo Secured Finance BV, 5.500%, 1/15/2027, 144A	1,096,713

			2,683,264

		New Zealand – 0.4%
2,340,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)(e)	1,720,633
1,680,000		New Zealand Government Bond, Series 0427, 4.500%, 4/15/2027, (NZD)(e)	1,361,302
2,939,846	(††††)	New Zealand Government CPI Linked Bond, 2.000%, 9/20/2025, (NZD)(e)	2,185,795
2,956,080	(††††)	New Zealand Government CPI Linked Bond, 3.000%, 9/20/2030, (NZD)(e)	2,437,608

			7,705,338

		Norway – 0.2%
550,000		Kommunalbanken AS, 1.750%, 9/15/2020, 144A(e)	544,005
3,815,000		Norway Government Bond, 2.000%, 5/24/2023, 144A, (NOK)(e)	484,256
13,760,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)(e)	1,769,159

			2,797,420

		Panama – 0.0%
680,000		Banco Latinoamericano de Comercio Exterior S.A., 3.250%, 5/07/2020, 144A(e)	690,370

		Paraguay – 0.1%
800,000		Republic of Paraguay, 5.000%, 4/15/2026, 144A	860,000
572,000		Telefonica Celular del Paraguay S.A., 6.750%, 12/13/2022	586,592

			1,446,592

		Peru – 0.2%
580,000		Southern Copper Corp., 3.875%, 4/23/2025(e)	601,477
1,050,000		Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A(e)	1,085,700
1,050,000		Union Andina de Cementos SAA, 5.875%, 10/30/2021, 144A	1,084,125

			2,771,302

		Portugal – 0.0%
400,000		EDP Finance BV, 4.125%, 1/15/2020, 144A	412,206

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Portugal – continued
225,000	EDP Finance BV, EMTN, 2.000%, 4/22/2025, (EUR)	$285,173

		697,379

	Romania – 0.0%
410,000	Romanian Government International Bond, 2.875%, 5/26/2028, 144A, (EUR)	520,815

	Singapore – 0.1%
785,000	BOC Aviation Ltd., 2.750%, 9/18/2022, 144A	768,340
495,000	BOC Aviation Ltd., 3.000%, 3/30/2020(e)	495,695

		1,264,035

	South Africa – 0.2%
930,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	923,955
800,000	Myriad International Holdings BV, 4.850%, 7/06/2027, 144A	828,344
500,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	536,782
35,480,000	South Africa Government International Bond, Series R213, 7.000%, 2/28/2031, (ZAR)(e)	2,387,895

		4,676,976

	Spain – 0.4%
725,000	Spain Government International Bond, 0.750%, 7/30/2021, (EUR)(e)	890,724
430,000	Spain Government International Bond, 1.600%, 4/30/2025, 144A, (EUR)(e)	539,465
1,210,000	Spain Government International Bond, 4.300%, 10/31/2019, 144A, (EUR)(e)	1,574,487
2,565,000	Spain Government International Bond, 4.400%, 10/31/2023, 144A, (EUR)(e)	3,744,948

		6,749,624

	Supranationals – 0.2%
1,115,000	Corporacion Andina de Fomento, 4.375%, 6/15/2022(e)	1,187,910
1,140,000	International Bank for Reconstruction & Development, 2.500%, 3/12/2020, (AUD)(e)	894,422
70,000,000	International Finance Corp., 7.800%, 6/03/2019, (INR)(e)	1,126,156

		3,208,488

	Sweden – 0.0%
360,000	Akelius Residential Property AB, EMTN, 1.750%, 2/07/2025, (EUR)	437,501

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Sweden – continued
2,450,000	Sweden Government Bond, 5.000%, 12/01/2020, (SEK)(e)	$346,006

		783,507

	Switzerland – 0.1%
1,075,000	Glencore Finance Canada Ltd., 5.550%, 10/25/2042, 144A(e)	1,187,814
900,000	Syngenta Finance NV, EMTN, 1.250%, 9/10/2027, (EUR)	930,910

		2,118,724

	Thailand – 0.2%
1,010,000	Siam Commercial Bank PCL, 3.500%, 4/07/2019, 144A(e)	1,019,888
950,000	Thai Oil PCL, 3.625%, 1/23/2023, 144A(e)	968,160
85,000,000	Thailand Government Bond, 2.125%, 12/17/2026, (THB)	2,563,372

		4,551,420

	Trinidad – 0.0%
415,000	Trinidad Generation UnLtd., 5.250%, 11/04/2027, 144A	424,337

	Turkey – 0.1%
800,000	Arcelik AS, 5.000%, 4/03/2023, 144A	807,856
735,000	TC Ziraat Bankasi AS, 4.250%, 7/03/2019	733,883
765,000	TC Ziraat Bankasi AS, 5.125%, 9/29/2023, 144A	745,531

		2,287,270

	United Arab Emirates – 0.1%
850,000	DP World Ltd., 3.250%, 5/18/2020, 144A(e)	858,940
200,000	DP World Ltd., MTN, 3.250%, 5/18/2020	202,104
400,000	JAFZ Sukuk 2019 Ltd., 7.000%, 6/19/2019	424,865

		1,485,909

	United Kingdom – 0.4%
95,000	Avon Products, Inc., 8.950%, 3/15/2043	72,081
585,000	BP Capital Markets PLC, 3.216%, 11/28/2023(e)	597,586
545,000	FCE Bank PLC, EMTN, 0.869%, 9/13/2021, (EUR)	664,200
300,000	HSBC Holdings PLC, 4.375%, 11/23/2026(e)	313,205

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United Kingdom – continued
$565,000	HSBC Holdings PLC, (fixed rate to 6/01/2021, variable rate thereafter), 6.875%(f)	$608,787
295,000	HSBC Holdings PLC, EMTN, 5.750%, 12/20/2027, (GBP)(e)	500,475
150,000	Imperial Brands Finance PLC, EMTN, 6.250%, 12/04/2018, (GBP)	212,232
400,000	Lloyds Banking Group PLC, 4.500%, 11/04/2024(e)	419,715
1,020,000	Lloyds Banking Group PLC, (fixed rate to 6/27/2024, variable rate thereafter), 7.500%(f)	1,156,425
400,000	Old Mutual PLC, EMTN, 8.000%, 6/03/2021, (GBP)	628,457
1,130,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023(e)	1,244,607
950,000	Royal Bank of Scotland Group PLC, (fixed rate to 8/10/2020, variable rate thereafter), 7.500%(f)	1,004,682
350,000	Santander UK Group Holdings PLC, 4.750%, 9/15/2025, 144A(e)	366,936
250,000	Standard Chartered PLC, EMTN, 3.125%, 11/19/2024, (EUR)	329,156
130,000	Virgin Media Finance PLC, 4.500%, 1/15/2025, 144A, (EUR)	162,761
115,000	Virgin Media Secured Finance PLC, 4.875%, 1/15/2027, (GBP)	157,886

		8,439,191

	United States – 15.5%
15,000	21st Century Fox America, Inc., 6.400%, 12/15/2035	19,934
9,890,000	AbbVie, Inc., 2.500%, 5/14/2020	9,920,478
1,745,000	AES Corp. (The), 4.875%, 5/15/2023	1,777,719
330,000	Aircastle Ltd., 4.125%, 5/01/2024	334,950
8,000,000	Ally Financial, Inc., 4.125%, 2/13/2022	8,178,400
745,000	Ally Financial, Inc., 5.125%, 9/30/2024	805,531
129,000	Ally Financial, Inc., 8.000%, 12/31/2018	135,128
1,728,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,246,400
2,395,463	American Airlines Pass Through Certificates, Series 2016-1, Class B, 5.250%, 7/15/2025	2,526,974
555,000	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	581,695
160,208	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	164,569
6,190,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	6,164,386

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$300,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	$298,954
400,000	Antero Resources Corp., 5.125%, 12/01/2022	408,000
175,000	Antero Resources Corp., 5.375%, 11/01/2021	179,375
3,060,000	Antero Resources Corp., 5.625%, 6/01/2023	3,182,400
260,000	Aptiv PLC, 1.600%, 9/15/2028, (EUR)	311,936
1,510,000	AT&T, Inc., 3.400%, 5/15/2025	1,484,557
3,960,000	AT&T, Inc., 4.125%, 2/17/2026	4,050,509
245,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	248,820
925,000	Aviation Capital Group LLC, 6.750%, 4/06/2021, 144A	1,033,796
200,000	Bank of America Corp., 5.490%, 3/15/2019	207,063
2,700,000	Bank of America Corp., 6.110%, 1/29/2037	3,451,829
115,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	121,191
3,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	3,120
71,000	California Resources Corp., 5.500%, 9/15/2021	58,309
10,000	California Resources Corp., 6.000%, 11/15/2024	6,913
1,870,000	California Resources Corp., 8.000%, 12/15/2022, 144A	1,542,750
450,000	CB Escrow Corp., 8.000%, 10/15/2025, 144A	456,750
60,000	CenturyLink, Inc., 5.625%, 4/01/2025	54,600
880,000	CenturyLink, Inc., 6.450%, 6/15/2021	888,800
55,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	49,775
605,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	520,300
570,000	CenturyLink, Inc., Series U, 7.650%, 3/15/2042	502,313
65,000	Chemours Co. (The), 6.625%, 5/15/2023	68,738
3,210,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	3,041,475
315,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	291,375
495,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	501,188

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$190,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	$197,600
95,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	98,800
3,232,000	Chesapeake Energy Corp., 8.000%, 12/15/2022, 144A	3,486,520
4,700,000	Chesapeake Energy Corp., 8.000%, 6/15/2027, 144A	4,512,000
780,000	Chevron Corp., 2.419%, 11/17/2020(e)	784,715
1,635,000	Cimarex Energy Co., 4.375%, 6/01/2024	1,735,026
525,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	521,063
500,000	Citizens Financial Group, Inc., 4.300%, 12/03/2025	524,441
2,913,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	2,854,740
390,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	351,000
265,000	Constellation Brands, Inc., 4.750%, 11/15/2024	290,388
30,175	Continental Airlines Pass Through Certificates, Series 1999-1, Clss B, 6.795%, 2/02/2020(b)	30,628
1,005,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	1,015,552
485,000	Continental Resources, Inc., 3.800%, 6/01/2024	479,544
640,000	Continental Resources, Inc., 4.500%, 4/15/2023	652,800
115,000	Continental Resources, Inc., 5.000%, 9/15/2022	116,725
375,000	Cox Communications, Inc., 4.800%, 2/01/2035, 144A	382,146
155,000	Cummins, Inc., 5.650%, 3/01/2098	183,536
475,000	Dell International LLC/EMC Corp., 6.020%, 6/15/2026, 144A	523,744
134,672	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	151,061
1,200,000	Devon Energy Corp., 3.250%, 5/15/2022	1,220,634
42,000	Dillard’s, Inc., 6.625%, 1/15/2018	42,050
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	54,667
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	9,171
300,000	Discovery Communications LLC, 1.900%, 3/19/2027, (EUR)	357,601
395,000	DISH DBS Corp., 5.000%, 3/15/2023	373,275

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$1,495,000	DISH DBS Corp., 5.875%, 11/15/2024	$1,455,756
310,000	DR Horton, Inc., 4.375%, 9/15/2022	326,490
315,000	Dynegy, Inc., 8.125%, 1/30/2026, 144A	344,138
575,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	764,039
1,075,000	Energy Transfer LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	1,145,919
600,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	606,259
410,000	FedEx Corp., 1.000%, 1/11/2023, (EUR)	500,734
1,310,000	FHLMC Multifamily Structured Pass Through Certificates, Series K057, Class A2, 2.570%, 7/25/2026(e)	1,288,470
120,000	Foot Locker, Inc., 8.500%, 1/15/2022	140,400
40,000	Ford Motor Co., 4.346%, 12/08/2026	41,703
685,000	Ford Motor Co., 5.291%, 12/08/2046	745,423
25,000	Ford Motor Co., 6.375%, 2/01/2029	29,264
50,000	Ford Motor Co., 6.625%, 2/15/2028	59,555
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	2,570,788
5,000	Ford Motor Co., 7.500%, 8/01/2026	6,194
5,000,000	Ford Motor Credit Co. LLC, 2.459%, 3/27/2020	4,983,940
1,600,000	Ford Motor Credit Co. LLC, 3.588%, 6/02/2020, (AUD)(e)	1,265,279
1,000,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	1,010,179
905,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	1,050,595
2,370,000	Freeport-McMoRan, Inc., 3.875%, 3/15/2023	2,358,150
210,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	213,675
2,475,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	2,471,906
865,000	Frontier Communications Corp., 6.875%, 1/15/2025	560,088
560,000	Frontier Communications Corp., 11.000%, 9/15/2025	411,600
275,000	Gates Global LLC/Gates Global Co., 6.000%, 7/15/2022, 144A	281,188
50,000	General Electric Co., GMTN, 3.100%, 1/09/2023	50,783

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$740,000	General Electric Co., Series D, (fixed rate to 1/21/2021, variable rate thereafter), 5.000%(e)(f)	$762,644
310,000	General Motors Co., 5.200%, 4/01/2045	327,558
5,000,000	General Motors Financial Co., Inc., 2.400%, 4/10/2018	5,006,218
240,000	General Motors Financial Co., Inc., 3.450%, 4/10/2022	243,200
925,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	1,017,139
3,435,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	4,570,881
105,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	133,640
180,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	253,013
315,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	487,930
800,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)(e)	637,333
2,295,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	3,072,186
165,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	185,625
13,009	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.814%, 8/10/2045(g)	13,245
1,000,000	HCA Healthcare, Inc., 6.250%, 2/15/2021	1,060,000
20,000	HCA, Inc., 4.750%, 5/01/2023	20,600
225,000	HCA, Inc., 7.050%, 12/01/2027	247,500
820,000	HCA, Inc., 7.500%, 11/06/2033	918,400
395,000	HCA, Inc., 8.360%, 4/15/2024	467,088
195,000	HCA, Inc., MTN, 7.580%, 9/15/2025	223,275
75,000	HCA, Inc., MTN, 7.750%, 7/15/2036	84,750
855,000	Hecla Mining Co., 6.875%, 5/01/2021	876,375
490,000	Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	518,745
310,000	Hexion, Inc., 7.875%, 2/15/2023(b)(c)(h)	158,100
485,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	518,950
1,585,000	Hyundai Capital America, 2.750%, 9/27/2026, 144A(e)	1,459,959
450,000	International Lease Finance Corp., 4.625%, 4/15/2021	473,721

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$475,000	International Lease Finance Corp., 5.875%, 8/15/2022	$526,237
1,250,000	International Lease Finance Corp., 6.250%, 5/15/2019	1,309,881
745,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	754,387
3,460,000	iStar, Inc., 5.000%, 7/01/2019	3,477,300
48,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	28,560
5,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	2,963
1,070,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,216,766
15,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(h)(i)	13,846
1,665,000	KB Home, 8.000%, 3/15/2020	1,823,175
295,000	Kindred Healthcare, Inc., 8.750%, 1/15/2023	312,700
2,805,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 10.500%, 4/15/2023, 144A	3,169,650
330,000	Level 3 Financing, Inc., 5.125%, 5/01/2023	330,825
760,000	Level 3 Financing, Inc., 5.375%, 5/01/2025	759,050
140,000	Level 3 Parent LLC, 5.750%, 12/01/2022	140,567
20,000	Macy’s Retail Holdings, Inc., 4.500%, 12/15/2034	17,005
44,000	Masco Corp., 6.500%, 8/15/2032	53,714
403,000	Masco Corp., 7.750%, 8/01/2029	524,803
254,000	Micron Technology, Inc., 5.500%, 2/01/2025	265,748
1,430,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	1,440,725
825,000	Morgan Stanley, 2.125%, 4/25/2018	825,429
220,000	Morgan Stanley, 2.500%, 1/24/2019	220,560
450,000	Morgan Stanley, 3.950%, 4/23/2027	456,966
725,000	Morgan Stanley, 5.750%, 1/25/2021	790,058
3,150,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	3,281,800
600,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	716,125
25,000	MPLX LP, 4.500%, 7/15/2023	26,413

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		United States – continued
$95,000		MPLX LP, 4.875%, 6/01/2025	$101,813
3,000,000		Navient Corp., 5.000%, 10/26/2020	3,041,250
95,000		Navient Corp., 5.875%, 10/25/2024	94,288
1,600	(†††††)	Navient Corp., 6.000%, 12/15/2043	37,925
715,000		Navient Corp., MTN, 6.125%, 3/25/2024	723,937
915,000		Navient LLC, 5.500%, 1/25/2023	912,712
60,000		Navient LLC, MTN, 5.500%, 1/15/2019	61,050
415,000		Navient LLC, MTN, 7.250%, 1/25/2022	444,569
2,560,000		Navient LLC, Series A, MTN, 5.625%, 8/01/2033(h)(i)	2,233,600
310,000		Navient LLC, Series A, MTN, 8.450%, 6/15/2018	317,905
4,627,000		New Albertson’s, Inc., 7.450%, 8/01/2029	4,071,760
525,000		New Albertson’s, Inc., 7.750%, 6/15/2026	474,957
5,540,000		New Albertson’s, Inc., 8.000%, 5/01/2031	4,968,161
2,150,000		New Albertson’s, Inc., 8.700%, 5/01/2030	2,010,250
1,265,000		New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	999,350
365,000		Newell Brands, Inc., 4.000%, 12/01/2024	379,034
65,000		Newfield Exploration Co., 5.625%, 7/01/2024	69,875
900,000		NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	877,500
55,000		NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	56,100
405,000		NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	418,163
20,000		NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	24,650
540,000		Nissan Motor Acceptance Corp., 2.000%, 3/08/2019, 144A(e)	538,283
1,019,000		Noble Energy, Inc., 5.625%, 5/01/2021	1,044,944
120,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	122,700
2,275,000		Oceaneering International, Inc., 4.650%, 11/15/2024	2,210,208
420,000		Old Republic International Corp., 4.875%, 10/01/2024	449,878

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$3,693,000	ONEOK Partners LP, 4.900%, 3/15/2025	$3,959,724
25,000	ONEOK Partners LP, 6.200%, 9/15/2043	29,698
55,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	56,375
140,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	148,050
310,000	Owens Corning, 7.000%, 12/01/2036	409,258
2,965,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	3,128,075
540,000	PulteGroup, Inc., 6.000%, 2/15/2035	580,500
785,000	PulteGroup, Inc., 6.375%, 5/15/2033	879,200
220,000	PulteGroup, Inc., 7.875%, 6/15/2032	276,100
285,000	QEP Resources, Inc., 5.250%, 5/01/2023	288,380
210,000	QEP Resources, Inc., 5.375%, 10/01/2022	214,725
255,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	263,928
1,335,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,378,387
650,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	559,000
400,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	402,656
60,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	52,800
476,000	Qwest Corp., 6.875%, 9/15/2033	456,324
115,000	Qwest Corp., 7.250%, 9/15/2025	123,438
37,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	38,203
230,000	Range Resources Corp., 4.875%, 5/15/2025	221,950
850,000	Range Resources Corp., 5.000%, 8/15/2022	845,750
220,000	Range Resources Corp., 5.000%, 3/15/2023	218,900
970,000	Santander Holdings USA, Inc., 2.650%, 4/17/2020(e)	969,485
25,000	Sealed Air Corp., 4.875%, 12/01/2022, 144A	26,406
640,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	697,600
420,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	454,650

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$760,000	Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/2019, 144A	$775,200
140,000	Silgan Holdings, Inc., 3.250%, 3/15/2025, 144A, (EUR)	175,039
2,495,000	Springleaf Finance Corp., 5.250%, 12/15/2019	2,566,731
330,000	Springleaf Finance Corp., 7.750%, 10/01/2021	363,000
130,000	Springleaf Finance Corp., 8.250%, 10/01/2023	145,275
2,349,000	Sprint Capital Corp., 6.875%, 11/15/2028	2,363,681
2,240,000	Sprint Capital Corp., 8.750%, 3/15/2032	2,542,400
1,720,000	Sprint Communications, Inc., 6.000%, 11/15/2022	1,720,000
120,000	Sprint Corp., 7.125%, 6/15/2024	122,100
2,840,000	Sprint Corp., 7.875%, 9/15/2023	3,024,600
2,910,000	SUPERVALU, Inc., 6.750%, 6/01/2021	2,899,087
1,365,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.750%, 3/15/2024	1,463,962
700,000	Tenet Healthcare Corp., 5.125%, 5/01/2025, 144A	682,500
100,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	97,000
1,360,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,115,200
820,000	Textron, Inc., 5.950%, 9/21/2021	904,300
90,000	Time Warner Cable LLC, 4.500%, 9/15/2042	84,439
85,000	Time Warner Cable LLC, 5.500%, 9/01/2041	88,594
1,680,000	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 2/01/2026	2,147,324
171,000	TransDigm, Inc., 6.500%, 7/15/2024	175,275
185,000	TransDigm, Inc., 6.500%, 5/15/2025	189,163
6,665,000	TRI Pointe Group, Inc., 4.875%, 7/01/2021	6,914,937
90,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	91,800
5,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	5,338
885,000	TRU Taj LLC/TRU Taj Finance, Inc., 11.000%, 1/22/2019, 144A	913,355
870,000	TRU Taj LLC/TRU Taj Finance, Inc., 12.000%, 8/15/2021, 144A	804,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$9,235,019	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2022(e)(j)	$9,169,986
3,983,101	U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/2027(j)	3,961,894
5,975,000	U.S. Treasury Note, 0.750%, 1/31/2018	5,972,724
13,965,000	U.S. Treasury Note, 0.750%, 9/30/2018	13,865,718
11,805,000	U.S. Treasury Note, 0.875%, 6/15/2019(e)	11,639,914
5,130,000	U.S. Treasury Note, 1.375%, 5/31/2020	5,064,272
1,990,000	U.S. Treasury Note, 1.500%, 11/30/2019	1,975,619
3,460,000	U.S. Treasury Note, 1.750%, 11/30/2021(e)	3,411,749
630,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	639,450
2,940,000	United Rentals North America, Inc., 5.500%, 7/15/2025	3,116,400
2,635,000	United Rentals North America, Inc., 5.750%, 11/15/2024	2,773,337
1,940,000	United States Steel Corp., 6.650%, 6/01/2037	1,901,200
690,000	United States Steel Corp., 7.375%, 4/01/2020	748,650
101,760	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	112,944
50,951	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	55,155
378,604	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	401,888
25,000	Viacom, Inc., 4.375%, 3/15/2043	21,642
395,000	Viacom, Inc., 5.250%, 4/01/2044	385,896
145,000	Viacom, Inc., 5.850%, 9/01/2043	150,034
1,380,000	Western Digital Corp., 7.375%, 4/01/2023, 144A	1,488,675
60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	75,204
315,000	Weyerhaeuser Co., 7.375%, 3/15/2032	435,103
1,060,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	1,087,030
525,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	538,781
195,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	200,273
1,970,000	Windstream Services LLC/Windstream Finance Corp., 7.500%, 4/01/2023	1,310,050

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$1,311,000	Windstream Services LLC/Windstream Finance Corp., 8.750%, 12/15/2024, 144A	$916,035

		294,835,367

	Uruguay – 0.0%
17,410,000	Republic of Uruguay, 9.875%, 6/20/2022, 144A, (UYU)	640,368

	Total Non-Convertible Bonds (Identified Cost $476,333,969)	497,725,875

Convertible Bonds – 0.6%
	United States – 0.6%
105,000	CalAmp Corp., 1.625%, 5/15/2020	111,037
60,000	Chesapeake Energy Corp., 5.500%, 9/15/2026, 144A	54,638
2,290,000	DISH Network Corp., 3.375%, 8/15/2026	2,491,806
290,000	Evolent Health, Inc., 2.000%, 12/01/2021	271,875
435,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(k)	599,484
1,000,000	KB Home, 1.375%, 2/01/2019	1,223,750
1,850,000	Nuance Communications, Inc., 1.000%, 12/15/2035	1,769,839
135,000	Nuance Communications, Inc., 1.250%, 4/01/2025, 144A	137,869
10,000	Nuance Communications, Inc., 1.500%, 11/01/2035	10,300
1,435,000	Old Republic International Corp., 3.750%, 3/15/2018	1,989,269
1,450,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	1,695,594
1,660,000	Rovi Corp., 0.500%, 3/01/2020	1,575,606
40,000	RPM International, Inc., 2.250%, 12/15/2020	46,175
90,000	Trinity Industries, Inc., 3.875%, 6/01/2036	141,694

	Total Convertible Bonds (Identified Cost $10,458,127)	12,118,936

Municipals – 0.0%
	United States – 0.0%
155,000	State of Illinois, 5.100%, 6/01/2033	154,743
130,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	117,226

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – continued
	Total Municipals (Identified Cost $253,032)	$271,969

	Total Bonds and Notes (Identified Cost $487,045,128)	510,116,780

Senior Loans – 0.0%
United States – 0.0%
$120,000	PowerTeam Services LLC, 2nd Lien Term Loan, 3-month LIBOR + 7.250%, 8.943%, 11/06/2020(l)	120,000

	Total Senior Loans (Identified Cost $119,531)	120,000

Shares
Preferred Stocks – 0.1%
	United States – 0.1%
460	Chesapeake Energy Corp., 5.000%	26,191
40	Chesapeake Energy Corp., 5.750%	22,375
736	Chesapeake Energy Corp., 5.750%	422,740
84	Chesapeake Energy Corp., Series A, 5.750% 144A	46,988
15,463	El Paso Energy Capital Trust I, 4.750%	735,111

	Total Preferred Stocks (Identified Cost $1,203,115)	1,253,405

Principal Amount (‡)
Short-Term Investments – 4.4%
$1,500,000	Federal Home Loan Bank Discount Notes, 1.140%, 3/05/2018(m)	1,496,512
1,500,000	Federal Home Loan Bank Discount Notes, 1.140%, 3/06/2018(m)	1,496,455
39,304,202	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/2017 at 0.540% to be repurchased at $39,306,560 on 1/02/2018 collateralized by $39,875,000 U.S. Treasury Note, 2.250% due 1/31/2024 valued at $40,093,874 including accrued interest(n)	39,304,202
20,485,000	U.S. Treasury Bills, 1.041%-1.066%, 2/01/2018(m)(o)	20,463,398
2,200,000	U.S. Treasury Bills, 1.076%, 1/25/2018(m)	2,198,271
5,000,000	U.S. Treasury Bills, 1.326%-1.331%, 3/22/2018(m)(o)	4,985,133
10,000,000	U.S. Treasury Bills, 1.225%-1.230%, 2/15/2018(m)(o)	9,984,875
4,215,000	U.S. Treasury Bills, 1.250%-1.255%, 3/01/2018(m)(o)	4,206,359

Principal Amount (‡)	Description	Value (†)
$785,000	U.S. Treasury Bills, 1.285%, 4/05/2018(m)	$782,184

	Total Short-Term Investments (Identified Cost $84,921,598)	84,917,389

	Total Investments – 99.4% (Identified Cost $1,483,241,806)	1,897,820,453
	Other assets less liabilities – 0.6%	10,534,761

	Net Assets – 100.0%	$1,908,355,214

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

As of December 31, 2017, securities held by Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$344,616,310	18.1%	$2,247,446	0.1%	$162,991	Less than 0.1%

[1] Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

*	Formerly Loomis Sayles Global Equity and Income Fund.
(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(††††)	Amount shown represents principal amount including inflation adjustments.

(†††††)	Amount shown represents units. One unit represents a principal amount of 25.
(a)	Non-income producing security.
(b)	Level 3 security. Value has been determined using significant unobservable inputs.
(c)	Fair valued by the Fund’s adviser. At December 31, 2017, the value of these securities amounted to $162,991 or less than 0.1% of net assets.
(d)	Securities subject to restriction on resale. At December 31, 2017, the restricted securities held by the Fund are as follows:

	Acquisition Date	Cost	Value	% of Net Assets
Dex Media, Inc.	August 12, 2016	$3,266	$4,891	Less than 0.1%

(e)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(f)	Perpetual bond with no specified maturity date.
(g)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2017 is disclosed.
(h)	Illiquid security.
(i)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2017, the value of these securities amounted to $2,247,446 or 0.1% of net assets.
(j)	Treasury Inflation Protected Security (TIPS).
(k)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(l)	Variable rate security. Rate as of December 31, 2017 is disclosed.
(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(n)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(o)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the value of Rule 144A holdings amounted to $108,763,545 or 5.7% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

CPI	Consumer Price Index
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
THB	Thai Baht
UYU	Uruguayan Peso
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At December 31, 2017, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3/21/2018	BRL	B	4,370,000	$1,304,283	$1,306,359	$2,076
Bank of America, N.A.	3/21/2018	BRL	S	15,965,000	4,746,261	4,772,544	(26,283)
Credit Suisse International	3/21/2018	AUD	S	3,428,000	2,624,428	2,674,292	(49,863)
Credit Suisse International	3/21/2018	GBP	B	3,180,000	4,264,549	4,304,445	39,896
Credit Suisse International	3/21/2018	CAD	S	22,745,000	17,737,769	18,113,342	(375,573)
Credit Suisse International	3/21/2018	IDR	S	39,600,000,000	2,881,047	2,898,335	(17,287)
Credit Suisse International	3/22/2018	JPY	B	4,016,500,000	35,550,005	35,786,679	236,674
Credit Suisse International	3/21/2018	NZD	S	8,162,000	5,641,680	5,778,877	(137,196)
Morgan Stanley & Co.	3/21/2018	EUR	B	31,800,000	37,745,805	38,332,174	586,369
UBS AG	3/21/2018	MXN	S	189,000,000	9,820,733	9,480,337	340,396
UBS AG	3/21/2018	NOK	S	4,200,000	507,898	512,632	(4,734)
UBS AG	3/22/2018	ZAR	S	30,015,000	2,179,848	2,398,049	(218,201)
UBS AG	3/21/2018	SEK	B	7,350,000	876,185	900,210	24,025

Total							$400,299

At December 31, 2017, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Credit Suisse International	3/21/2018	NOK	14,180,000	EUR	1,443,496	$1,740,011	$9,268

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Common Stocks
Belgium	$—	$14,683,397	$—		$14,683,397
France	—	24,968,537	—		24,968,537
Hong Kong	—	59,760,650	—		59,760,650
India	—	17,314,673	—		17,314,673
Japan	—	16,556,119	—		16,556,119
Sweden	—	48,564,423	—		48,564,423
Switzerland	—	81,599,144	—		81,599,144
United Kingdom	—	81,169,367	—		81,169,367
United States	857,776,594	—	4,891	(a)	857,781,485
All Other Common Stocks*	99,015,084	—	—		99,015,084

Total Common Stocks	956,791,678	344,616,310	4,891		1,301,412,879

Bonds and Notes
Non-Convertible Bonds
United States	37,925	294,608,714	188,728	(b)	294,835,367
All Other Non-Convertible Bonds*	—	202,890,508	—		202,890,508

Total Non-Convertible Bonds	37,925	497,499,222	188,728		497,725,875

Convertible Bonds*	—	12,118,936	—		12,118,936

Municipals*	—	271,969	—		271,969

Total Bonds and Notes	37,925	509,890,127	188,728		510,116,780

Senior Loans*	—	120,000	—		120,000
Preferred Stocks*	735,111	518,294	—		1,253,405
Short-Term Investments	—	84,917,389	—		84,917,389
Forward Foreign Currency Contracts(unrealized appreciation)	—	1,238,704	—		1,238,704

Total	$957,564,714	$941,300,824	$193,619		$1,899,059,157

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(829,137)	$—	$(829,137)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.
(b)	Valued using broker-dealer bid prices ($30,628) or fair valued by the Fund’s adviser ($158,100).

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2017 and/or December 31, 2017:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2017
Common Stocks
United States	$3,886	$—	$—	$1,005	$—	$—	$—	$—	$4,891	$1,005
Bonds and Notes
Non-Convertible Bonds
United States	1,075,475	1,274	—	(1,727)	—	—	31,081	(917,375)	188,728	(1,727)

Total	$1,079,361	$1,274	$—	$(722)	$—	$—	$31,081	$(917,375)	$193,619	$(722)

A debt security valued at $31,081 was transferred from Level 2 to Level 3 during the period ended December 31, 2017. At September 30, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

A debt security valued at $917, 375 was transferred from Level 3 to Level 2 during the period ended December 31, 2017. At September 30, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At December 31, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2017, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The following is a summary of derivative instruments for the Fund, as of December 31, 2017:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$1,238,704

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(829,137)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of December 31, 2017, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty:	Derivatives	Collateral Pledged
Bank of America, N.A.	$(24,207)	$—
Credit Suisse International	(294,081)	$—

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of December 31, 2017:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$1,238,704	$444,267

These amounts include cash received as collateral of $283,588.

Industry Summary at December 31, 2017 (Unaudited)

Internet Software & Services	10.3%
Capital Markets	7.5
Treasuries	6.8
Insurance	5.5
Chemicals	5.0
Food Products	3.9
IT Services	3.9
Banks	3.8
Aerospace & Defense	3.6
Internet & Direct Marketing Retail	3.2
Industrial Conglomerates	3.0
Hotels, Restaurants & Leisure	2.9
Banking	2.8
Health Care Equipment & Supplies	2.1
Health Care Providers & Services	2.1
Other Investments, less than 2% each	28.6
Short-Term Investments	4.4

Total Investments	99.4
Other assets less liabilities (including forward foreign currency contracts)	0.6

Net Assets	100.0%

Currency Exposure Summary at December 31, 2017 (Unaudited)

United States Dollar	75.0%
British Pound	4.4
Swiss Franc	4.3
Euro	3.3
Hong Kong Dollar	3.1
Swedish Krona	2.5
Canadian Dollar	2.4
Other, less than 2% each	4.4

Total Investments	99.4
Other assets less liabilities (including forward foreign currency contracts)	0.6

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2017 (Unaudited)

Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks – 98.6% of Net Assets
	Air Freight & Logistics – 5.3%
3,558,528	Expeditors International of Washington, Inc.	$230,201,176
1,519,020	United Parcel Service, Inc., Class B	180,991,233

		411,192,409

	Beverages – 7.0%
4,724,842	Coca-Cola Co. (The)	216,775,751
5,289,751	Monster Beverage Corp.(a)	334,788,341

		551,564,092

	Biotechnology – 4.2%
816,645	Amgen, Inc.	142,014,565
495,007	Regeneron Pharmaceuticals, Inc.(a)	186,102,832

		328,117,397

	Capital Markets – 5.1%
708,969	FactSet Research Systems, Inc.	136,660,864
3,690,704	SEI Investments Co.	265,213,990

		401,874,854

	Communications Equipment – 4.9%
10,005,366	Cisco Systems, Inc.	383,205,518

	Consumer Finance – 1.5%
1,215,539	American Express Co.	120,715,178

	Energy Equipment & Services – 3.1%
3,594,723	Schlumberger Ltd.	242,248,383

	Food Products – 3.4%
15,724,995	Danone S.A., Sponsored ADR	263,708,166

	Health Care Equipment & Supplies – 2.3%
1,610,532	Varian Medical Systems, Inc.(a)	179,010,632

	Health Care Technology – 2.2%
2,537,741	Cerner Corp.(a)	171,018,366

	Hotels, Restaurants & Leisure – 3.1%
2,601,101	Yum China Holdings, Inc.	104,096,062
1,735,491	Yum! Brands, Inc.	141,633,420

		245,729,482

	Household Products – 2.8%
2,371,160	Procter & Gamble Co. (The)	217,862,181

	Internet & Direct Marketing Retail – 6.6%
443,465	Amazon.com, Inc.(a)	518,619,014

	Internet Software & Services – 16.7%
2,494,077	Alibaba Group Holding Ltd., Sponsored ADR(a)	430,053,697
194,559	Alphabet, Inc., Class A(a)	204,948,451

Shares	Description	Value (†)
Common Stocks – continued
	Internet Software & Services – continued
194,290	Alphabet, Inc., Class C(a)	$203,305,056
2,648,309	Facebook, Inc., Class A(a)	467,320,606

		1,305,627,810

	IT Services – 6.0%
600,479	Automatic Data Processing, Inc.	70,370,134
3,514,774	Visa, Inc., Class A	400,754,531

		471,124,665

	Machinery – 3.1%
1,529,586	Deere & Co.	239,395,505

	Pharmaceuticals – 6.4%
1,399,275	Merck & Co., Inc.	78,737,204
1,735,558	Novartis AG, Sponsored ADR	145,717,450
5,122,554	Novo Nordisk AS, Sponsored ADR	274,927,473

		499,382,127

	Semiconductors & Semiconductor Equipment – 3.7%
408,555	Analog Devices, Inc.	36,373,652
4,011,211	QUALCOMM, Inc.	256,797,728

		293,171,380

	Software – 11.2%
2,531,791	Autodesk, Inc.(a)	265,407,650
2,708,393	Microsoft Corp.	231,675,937
8,057,349	Oracle Corp.	380,951,461

		878,035,048

	Total Common Stocks (Identified Cost $5,815,524,315)	7,721,602,207

Principal Amount
Short-Term Investments – 1.2%
$90,861,219	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/2017 at 0.540% to be repurchased at $90,866,670 on 1/02/2018 collateralized by $92,175,000 U.S. Treasury Note, 2.250% due 1/31/2024 valued at $92,680,949 including accrued interest(b) (Identified Cost $90,861,219)	90,861,219

Description	Value (†)
Total Investments – 99.8% (Identified Cost $5,906,385,534)	$7,812,463,426
Other assets less liabilities – 0.2%	15,761,347

Net Assets – 100.0%	$7,828,224,773

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$7,721,602,207	$—	$—	$7,721,602,207
Short-Term Investments	—	90,861,219	—	90,861,219

Total	$7,721,602,207	$90,861,219	$—	$7,812,463,426

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2017, there were no transfers among Levels 1, 2, and 3.

Industry Summary at December 31, 2017 (Unaudited)

Internet Software & Services	16.7%
Software	11.2
Beverages	7.0
Internet & Direct Marketing Retail	6.6
Pharmaceuticals	6.4
IT Services	6.0
Air Freight & Logistics	5.3
Capital Markets	5.1
Communications Equipment	4.9
Biotechnology	4.2
Semiconductors & Semiconductor Equipment	3.7
Food Products	3.4
Hotels, Restaurants & Leisure	3.1
Energy Equipment & Services	3.1
Machinery	3.1
Household Products	2.8
Health Care Equipment & Supplies	2.3
Health Care Technology	2.2
Other Investments, less than 2% each	1.5
Short-Term Investments	1.2

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2017 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 88.8% of Net Assets
Non-Convertible Bonds – 78.7%
	ABS Home Equity – 1.3%
$96,736	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	$98,638
104,811	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	110,138
83,812	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034	85,597
29,156	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB7, Class 2A, 3.404%, 11/20/2035(a)	26,776
214,763	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 1.825%, 9/19/2045(b)	177,343
305,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 1-month LIBOR + 3.300%, 4.852%, 10/25/2027(b)(c)	342,854
137,075	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.997%, 7/19/2035(a)	132,248
252,910	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 3.438%, 3/25/2035(a)	249,916
277,403	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1, 3.264%, 3/25/2035(a)	261,307
53,223	New York Mortgage Trust, Series 2006-1, Class 2A2, 3.644%, 5/25/2036(a)	51,737
100,000	RCO Mortgage LLC, Series 2017-1, Class A2, 5.125%, 8/25/2022, 144A(a)	99,647
470,000	VOLT LVI LLC, Series 2017-NPL3, Class A2, 5.875%, 3/25/2047, 144A(a)	471,326
220,000	VOLT XL LLC, Series 2015-NP14, Class A2, 4.875%, 11/27/2045, 144A(a)	219,448

		2,326,975

	ABS Other – 0.3%
229,688	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(a)	224,792
253,368	Wave LLC, Series 2017-1A, Class B, 5.682%, 11/15/2042, 144A(d)	253,365

		478,157

	Aerospace & Defense – 1.3%
210,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	222,600
95,000	Engility Corp., 8.875%, 9/01/2024	101,531
770,000	KLX, Inc., 5.875%, 12/01/2022, 144A	806,344
638,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	744,533
383,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	482,580

		2,357,588

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – 0.4%
$535,000	Latam Finance Ltd., 6.875%, 4/11/2024, 144A	$557,737
49,463	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	51,214
55,311	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	56,610

		665,561

	Automotive – 1.1%
680,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	684,250
195,000	Allison Transmission, Inc., 5.000%, 10/01/2024, 144A	201,094
285,000	Dana Financing Luxembourg S.a.r.l., 5.750%, 4/15/2025, 144A	300,319
115,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	118,576
240,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/2023	250,414
420,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	423,150

		1,977,803

	Banking – 4.6%
1,985,000	Ally Financial, Inc., 4.625%, 3/30/2025	2,084,250
485,000	Ally Financial, Inc., 5.750%, 11/20/2025	528,650
6,605,000	Banco Hipotecario S.A., Argentina Deposit Rates Badlar Private Banks + 2.500%, 23.708%, 1/12/2020, 144A, (ARS)(b)	342,552
6,270,000	Banco Hipotecario S.A., Argentina Deposit Rates Badlar Private Banks + 4.000%, 25.938%, 11/07/2022, 144A, (ARS)(b)	334,255
2,855,000	Banco Macro S.A., 17.500%, 5/08/2022, 144A, (ARS)	147,157
7,075,000	Banco Supervielle S.A., Argentina Deposit Rates Badlar Private Banks + 4.500%, 26.500%, 8/09/2020, 144A, (ARS)(b)	378,846
1,280,000	Barclays PLC, 5.200%, 5/12/2026(c)	1,364,943
1,195,000	Commerzbank AG, 8.125%, 9/19/2023, 144A	1,429,021
470,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	481,244
895,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	942,867

		8,033,785

	Brokerage – 0.3%
535,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	541,688

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Building Materials – 1.5%
$610,000	Beacon Escrow Corp., 4.875%, 11/01/2025, 144A	$612,287
230,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	242,650
350,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	396,375
200,000	James Hardie International Finance Ltd., 4.750%, 1/15/2025, 144A	201,500
200,000	James Hardie International Finance Ltd., 5.000%, 1/15/2028, 144A	201,500
130,000	Jeld-Wen, Inc., 4.625%, 12/15/2025, 144A	130,975
160,000	Jeld-Wen, Inc., 4.875%, 12/15/2027, 144A	161,600
50,000	Masco Corp., 6.500%, 8/15/2032	61,039
161,000	Masco Corp., 7.750%, 8/01/2029	209,661
245,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	259,700
180,000	U.S. Concrete, Inc., 6.375%, 6/01/2024	193,050

		2,670,337

	Cable Satellite – 6.1%
795,000	Altice Financing S.A., 6.625%, 2/15/2023, 144A	832,444
475,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	485,687
625,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	637,500
430,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/2022	440,750
15,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	15,413
865,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 2/15/2026, 144A	898,519
760,000	CSC Holdings LLC, 5.250%, 6/01/2024	748,600
600,000	CSC Holdings LLC, 5.500%, 4/15/2027, 144A	612,000
75,000	CSC Holdings LLC, 6.750%, 11/15/2021	80,438
220,000	CSC Holdings LLC, 10.125%, 1/15/2023, 144A	247,775
525,000	DISH DBS Corp., 5.875%, 11/15/2024	511,219
295,000	DISH DBS Corp., 7.750%, 7/01/2026	310,119
355,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	355,887

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$800,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.500%, 3/01/2028, 144A	$800,680
1,485,000	Unitymedia GmbH, 6.125%, 1/15/2025, 144A	1,566,675
265,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	271,956
485,000	Virgin Media Finance PLC, 6.375%, 4/15/2023, 144A	500,156
375,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	384,375
141,963	Wave Holdco LLC/Wave Holdco Corp., PIK, 8.250%, 7/15/2019, 144A(e)	142,399
840,000	Ziggo Secured Finance BV, 5.500%, 1/15/2027, 144A	833,700

		10,676,292

	Chemicals – 0.9%
1,510,000	Hercules LLC, 6.500%, 6/30/2029(f)(g)	1,525,100

	Construction Machinery – 1.1%
225,000	Ashtead Capital, Inc., 4.125%, 8/15/2025, 144A	227,250
235,000	Ashtead Capital, Inc., 4.375%, 8/15/2027, 144A	238,525
615,000	United Rentals North America, Inc., 4.625%, 10/15/2025	619,612
15,000	United Rentals North America, Inc., 5.500%, 5/15/2027	15,788
800,000	United Rentals North America, Inc., 5.750%, 11/15/2024	842,000

		1,943,175

	Consumer Cyclical Services – 0.8%
235,000	IHS Markit Ltd., 4.000%, 3/01/2026, 144A	234,706
1,095,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	1,185,338

		1,420,044

	Electric – 1.7%
125,000	AES Corp., 5.125%, 9/01/2027	131,250
520,000	AES Corp. (The), 5.500%, 4/15/2025	546,161
150,000	AES Corp. (The), 6.000%, 5/15/2026	162,000
808,000,001	Empresas Public Medellin de Medellin ESP, 8.375%, 11/08/2027, 144A, (COP)	280,092
1,502,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	1,866,235

		2,985,738

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Environmental – 0.1%
$100,000	GFL Environmental, Inc., 5.625%, 5/01/2022, 144A	$103,750
95,000	GFL Environmental, Inc., 9.875%, 2/01/2021, 144A	100,106

		203,856

	Finance Companies – 2.9%
1,055,000	Aircastle Ltd., 4.125%, 5/01/2024	1,070,825
515,000	Aircastle Ltd., 5.500%, 2/15/2022	551,694
120,000	iStar, Inc., 4.625%, 9/15/2020	121,800
505,000	iStar, Inc., 5.000%, 7/01/2019	507,525
395,000	iStar, Inc., 5.250%, 9/15/2022	397,469
720,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	716,400
255,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	262,650
315,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	330,750
710,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	734,857
405,000	Unifin Financiera SAB de CV SOFOM ENR, 7.250%, 9/27/2023, 144A	424,193

		5,118,163

	Financial Other – 0.9%
565,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp, 6.000%, 8/01/2020	581,060
180,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	182,250
804,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	806,010

		1,569,320

	Food & Beverage – 1.8%
200,000	BRF GmbH, 4.350%, 9/29/2026, 144A	193,902
840,000	Cosan Luxembourg S.A., 7.000%, 1/20/2027, 144A	906,797
330,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	317,625
255,000	JBS USA LUX S.A./JBS USA Finance, Inc., 7.250%, 6/01/2021, 144A	259,144
385,000	Marfrig Holdings Europe BV, 8.000%, 6/08/2023, 144A	401,231
260,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	267,800

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Food & Beverage – continued
$830,000		Post Holdings, Inc., 5.750%, 3/01/2027, 144A	$844,525

			3,191,024

		Gaming – 0.9%
175,000		Boyd Gaming Corp., 6.375%, 4/01/2026	188,563
375,000		GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	402,187
210,000		MGM Growth Properties Operating Partnership LP/MGP Finance Co., 4.500%, 1/15/2028, 144A	205,800
725,000		MGM Resorts International, 6.000%, 3/15/2023	783,000

			1,579,550

		Government Owned - No Guarantee – 2.9%
740,000		Petrobras Global Finance BV, 5.625%, 5/20/2043	661,294
1,180,000		Petrobras Global Finance BV, 5.999%, 1/27/2028, 144A	1,182,950
165,000		Petrobras Global Finance BV, 6.250%, 3/17/2024	175,065
50,000		Petrobras Global Finance BV, 6.750%, 1/27/2041	49,993
160,000		Petrobras Global Finance BV, 6.875%, 1/20/2040	161,600
405,000		Petrobras Global Finance BV, 7.250%, 3/17/2044	421,200
160,521	(††)	Petroleos Mexicanos, 7.190%, 9/12/2024, 144A, (MXN)(c)	725,213
129,850	(††)	Petroleos Mexicanos, 7.470%, 11/12/2026, (MXN)(c)	571,518
710,000		YPF S.A., 6.950%, 7/21/2027, 144A	753,665
510,000		YPF S.A., Argentina Deposit Rates Badlar Private Banks + 4.000%, 25.458%, 7/07/2020, 144A(b)	472,106

			5,174,604

		Health Insurance – 0.2%
365,000		Centene Corp., 6.125%, 2/15/2024	385,988

		Healthcare – 4.2%
285,000		CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	163,875
155,000		HCA, Inc., 4.500%, 2/15/2027	155,775
25,000		HCA, Inc., 5.250%, 4/15/2025	26,437
90,000		HCA, Inc., 5.250%, 6/15/2026	95,400

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$260,000	HCA, Inc., 5.375%, 2/01/2025	$269,100
170,000	HCA, Inc., 7.050%, 12/01/2027	187,000
655,000	HCA, Inc., 7.500%, 12/15/2023	733,600
145,000	HCA, Inc., 7.500%, 11/06/2033	162,400
590,000	HCA, Inc., 7.690%, 6/15/2025	668,175
480,000	HCA, Inc., 8.360%, 4/15/2024	567,600
820,000	HCA, Inc., MTN, 7.580%, 9/15/2025	938,900
515,000	HCA, Inc., MTN, 7.750%, 7/15/2036	581,950
390,000	Polaris Intermediate Corp., PIK, 8.500%, 12/01/2022, 144A(e)	404,625
200,000	Quintiles IMS, Inc., 5.000%, 10/15/2026, 144A	205,000
960,000	Surgery Center Holdings, Inc., 6.750%, 7/01/2025, 144A	907,200
390,000	Tenet Healthcare Corp., 5.125%, 5/01/2025, 144A	380,250
180,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	147,600
830,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	871,500

		7,466,387

	Home Construction – 2.1%
1,200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(d)(f)(h)(i)	12
750,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(f)(g)	692,287
800,000	Lennar Corp., 4.750%, 5/30/2025	831,000
1,130,000	PulteGroup, Inc., 5.500%, 3/01/2026	1,228,875
915,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	933,300

		3,685,474

	Independent Energy – 7.9%
335,000	Aker BP ASA, 6.000%, 7/01/2022, 144A	350,075
1,205,000	Antero Resources Corp., 5.125%, 12/01/2022	1,229,100
110,000	Antero Resources Corp., 5.375%, 11/01/2021	112,750
310,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	332,475

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$685,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	$637,906
90,000	California Resources Corp., 5.500%, 9/15/2021	73,913
41,000	California Resources Corp., 6.000%, 11/15/2024	28,341
460,000	California Resources Corp., 8.000%, 12/15/2022, 144A	379,500
140,000	Callon Petroleum Co., 6.125%, 10/01/2024	144,200
153,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	144,968
8,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	7,400
13,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	13,163
34,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	35,360
795,000	CNX Resources Corp., 5.875%, 4/15/2022	811,894
645,000	Continental Resources, Inc., 3.800%, 6/01/2024	637,744
235,000	Continental Resources, Inc., 4.500%, 4/15/2023	239,700
470,000	Continental Resources, Inc., 5.000%, 9/15/2022	477,050
690,000	Eclipse Resources Corp., 8.875%, 7/15/2023	708,112
265,000	Gulfport Energy Corp., 6.375%, 1/15/2026, 144A	265,662
202,000	Halcon Resources Corp., 6.750%, 2/15/2025, 144A	210,080
145,000	Matador Resources Co., 6.875%, 4/15/2023	152,613
410,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	348,500
300,000	MEG Energy Corp., 6.500%, 1/15/2025, 144A	296,250
585,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	493,594
185,000	Newfield Exploration Co., 5.625%, 7/01/2024	198,875
625,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	641,406
100,000	PDC Energy, Inc., 6.125%, 9/15/2024	103,500
445,000	QEP Resources, Inc., 5.375%, 10/01/2022	455,012
1,150,000	Rex Energy Corp., 8.000%, 10/01/2020	419,750
565,000	RSP Permian, Inc., 6.625%, 10/01/2022	592,544

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$330,000	Sanchez Energy Corp., 6.125%, 1/15/2023	$278,850
325,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	328,250
920,000	SM Energy Co., 5.000%, 1/15/2024	887,225
35,000	SM Energy Co., 6.125%, 11/15/2022	35,656
60,000	SM Energy Co., 6.500%, 1/01/2023	61,200
190,000	SM Energy Co., 6.750%, 9/15/2026	195,700
395,000	Southwestern Energy Co., 6.700%, 1/23/2025	410,306
285,000	Southwestern Energy Co., 7.500%, 4/01/2026	302,812
55,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	56,403
405,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	415,631
50,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	51,352
355,000	Whiting Petroleum Corp., 6.625%, 1/15/2026, 144A	362,100

		13,926,922

	Integrated Energy – 0.1%
200,000	Geopark Ltd., 6.500%, 9/21/2024, 144A	205,288

	Leisure – 0.1%
230,000	Constellation Merger Sub, Inc., 8.500%, 9/15/2025, 144A	224,250

	Life Insurance – 0.2%
340,000	CNO Financial Group, Inc., 5.250%, 5/30/2025	358,700

	Local Authorities – 0.4%
325,000	Provincia de Buenos Aires, 6.500%, 2/15/2023, 144A	349,099
270,000	Provincia de Buenos Aires, 7.875%, 6/15/2027, 144A	299,651
2,390,000	Provincia de Buenos Aires, Argentina Deposit Rates Badlar Private Banks + 3.830%, 26.955%, 5/31/2022, (ARS)(b)	132,557

		781,307

	Lodging – 0.9%
150,000	Hilton Domestic Operating Co., Inc., 4.250%, 9/01/2024	151,500
755,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 4/01/2025	775,763

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Lodging – continued
$705,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.875%, 4/01/2027	$737,606

		1,664,869

	Media Entertainment – 3.0%
890,000	AMC Networks, Inc., 4.750%, 8/01/2025	882,213
1,305,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	1,278,900
1,155,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/2022	1,172,325
160,000	Match Group, Inc., 5.000%, 12/15/2027, 144A	162,400
890,000	Netflix, Inc., 4.875%, 4/15/2028, 144A	872,200
975,000	Viacom, Inc., 4.375%, 3/15/2043	844,043

		5,212,081

	Metals & Mining – 2.8%
1,395,000	ArcelorMittal, 7.250%, 3/01/2041	1,764,675
180,000	Constellium NV, 4.625%, 5/15/2021, 144A, (EUR)	220,495
145,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	150,438
270,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	283,041
1,375,000	Freeport-McMoRan, Inc., 4.550%, 11/14/2024	1,397,962
85,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	84,894
245,000	Glencore Finance Canada Ltd., 5.550%, 10/25/2042, 144A	270,711
440,000	Stillwater Mining Co., 6.125%, 6/27/2022, 144A	446,723
80,000	Vale Overseas Ltd., 6.875%, 11/10/2039	98,100
190,000	Vale S.A., 5.625%, 9/11/2042	208,050

		4,925,089

	Midstream – 4.4%
435,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	449,964
1,265,000	Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/2026, 144A	1,306,113
75,000	Kinder Morgan Energy Partners LP, 4.700%, 11/01/2042	72,606
30,000	Kinder Morgan Energy Partners LP, 5.000%, 3/01/2043	30,452

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$570,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	$580,556
200,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	195,000
135,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	137,700
405,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	418,163
165,000	NGPL PipeCo LLC, 4.375%, 8/15/2022, 144A	167,784
700,000	NGPL PipeCo LLC, 4.875%, 8/15/2027, 144A	726,250
480,000	Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	529,444
385,000	SemGroup Corp./Rose Rock Finance Corp., 5.625%, 7/15/2022	380,188
935,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.500%, 8/15/2022	935,000
973,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019	979,081
95,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	93,931
640,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	654,400

		7,656,632

	Non-Agency Commercial Mortgage-Backed Securities – 0.8%
1,020,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	909,875
314,082	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.814%, 8/10/2045(a)	319,782
38,215	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049(a)	38,319
125,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.826%, 6/15/2045, 144A(a)(d)	103,514

		1,371,490

	Oil Field Services – 0.8%
430,000	Ensco PLC, 5.750%, 10/01/2044	294,550
160,000	Noble Holding International Ltd., 5.250%, 3/15/2042	102,000
160,000	Noble Holding International Ltd., 6.050%, 3/01/2041	109,600
420,000	Noble Holding International Ltd., 7.750%, 1/15/2024	361,200
35,000	Parker Drilling Co., 6.750%, 7/15/2022	28,580
252,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	264,285

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Oil Field Services – continued
$175,000	Transocean, Inc., 7.500%, 1/15/2026, 144A	$179,209

		1,339,424

	Packaging – 1.3%
200,000	ARD Finance S.A., PIK, 7.125%, 9/15/2023(e)	209,000
395,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 4.625%, 5/15/2023, 144A	403,019
200,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.250%, 5/15/2024, 144A	217,750
755,000	Sealed Air Corp., 6.875%, 7/15/2033, 144A	877,687
600,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	627,000

		2,334,456

	Paper – 0.4%
440,000	Klabin Finance S.A., 4.875%, 9/19/2027, 144A	434,280
210,000	Suzano Austria GmbH, 5.750%, 7/14/2026, 144A	227,976

		662,256

	Pharmaceuticals – 1.5%
280,000	Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026, 144A	281,050
200,000	Endo Dac/Endo Finance LLC/Endo Finance, Inc., 5.875%, 10/15/2024, 144A	202,500
380,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	289,372
530,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	535,962
265,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	242,475
85,000	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021, 144A	83,088
990,000	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/2023, 144A	918,225

		2,552,672

	Property & Casualty Insurance – 0.6%
180,000	Ardonagh Midco 3 PLC, 8.375%, 7/15/2023, 144A, (GBP)	246,502
786,000	HUB International Ltd., 7.875%, 10/01/2021, 144A	818,423

		1,064,925

	Restaurants – 0.5%
890,000	1011778 B.C. ULC/New Red Finance, Inc., 5.000%, 10/15/2025, 144A	896,675

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – 1.1%
$40,000	Dillard’s, Inc., 7.000%, 12/01/2028	$43,733
435,000	Dillard’s, Inc., 7.750%, 7/15/2026	498,684
205,000	Dillard’s, Inc., 7.750%, 5/15/2027	236,479
1,035,000	GameStop Corp., 5.500%, 10/01/2019, 144A	1,051,819
125,000	L Brands, Inc., 6.750%, 7/01/2036	125,000
520,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	52,000

		2,007,715

	Sovereigns – 0.4%
10,810,000	Argentina Politica Monetaria, Argentina Central Bank 7-day Repo Reference Rate, 28.750%, 6/21/2020, (ARS)(b)	616,165

	Supermarkets – 0.6%
335,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025	302,170
935,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	738,650

		1,040,820

	Supranational – 1.0%
5,190,000,000	International Bank for Reconstruction and Development, Series GDIF, 4.250%, 6/20/2019, (COP)(c)	1,722,690

	Technology – 4.7%
416,000	Blackboard, Inc., 9.750%, 10/15/2021, 144A	379,080
170,000	Camelot Finance S.A., 7.875%, 10/15/2024, 144A	181,475
60,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	63,750
1,440,000	Dell International LLC/EMC Corp., 6.020%, 6/15/2026, 144A	1,587,771
1,345,000	Dell International LLC/EMC Corp., 8.350%, 7/15/2046, 144A	1,733,091
480,000	Equinix, Inc., 5.375%, 1/01/2022	499,200
430,000	First Data Corp., 5.000%, 1/15/2024, 144A	442,362
800,000	First Data Corp., 7.000%, 12/01/2023, 144A	846,000
55,000	Micron Technology, Inc., 5.250%, 1/15/2024, 144A	57,131
95,000	Micron Technology, Inc., 5.500%, 2/01/2025	99,394
110,000	Microsemi Corp., 9.125%, 4/15/2023, 144A	123,750

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Technology – continued
$515,000		Open Text Corp., 5.625%, 1/15/2023, 144A	$536,244
190,000		Open Text Corp., 5.875%, 6/01/2026, 144A	204,725
275,000		Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	281,270
405,000		Sabre GLBL, Inc., 5.375%, 4/15/2023, 144A	417,150
755,000		Western Digital Corp., 10.500%, 4/01/2024	874,856

			8,327,249

		Transportation Services – 0.2%
275,000		APL Ltd., 8.000%, 1/15/2024(f)(g)	268,813

		Treasuries – 2.3%
263,668	(††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)(c)	1,185,363
131,759	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)(c)	755,326
29,260,000		South Africa Government International Bond, 8.750%, 1/31/2044, (ZAR)	2,128,903

			4,069,592

		Wireless – 2.6%
6,000,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	281,818
6,100,000		America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	280,220
200,000		Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	200,000
105,000		Nokia Oyj, 3.375%, 6/12/2022	104,383
865,000		Nokia Oyj, 4.375%, 6/12/2027	855,052
786,000		Sprint Capital Corp., 6.875%, 11/15/2028	790,913
1,420,000		Sprint Corp., 7.250%, 9/15/2021	1,503,425
605,000		T-Mobile USA, Inc., 6.000%, 4/15/2024	641,300

			4,657,111

		Wirelines – 2.7%
705,000		CenturyLink, Inc., Series U, 7.650%, 3/15/2042	621,281
130,000		Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	129,350
60,000,000		Empresa de Telecomunicaniones de Bogota, 7.000%, 1/17/2023, 144A, (COP)	16,056

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$405,000	Frontier Communications Corp., 9.000%, 8/15/2031	$270,338
340,000	Frontier Communications Corp., 10.500%, 9/15/2022	257,125
15,000	Frontier Communications Corp., 11.000%, 9/15/2025	11,025
1,545,000	Level 3 Financing, Inc., 5.250%, 3/15/2026	1,516,495
705,000	Level 3 Parent LLC, 5.750%, 12/01/2022	707,855
345,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	401,062
250,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	310,625
35,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	45,150
505,000	Windstream Services LLC/Windstream Finance Corp., 7.750%, 10/15/2020	426,725

		4,713,087

	Total Non-Convertible Bonds (Identified Cost $135,199,111)	138,576,887

Convertible Bonds – 10.1%
	Building Materials – 0.2%
220,000	Tutor Perini Corp., 2.875%, 6/15/2021	242,550

	Cable Satellite – 1.0%
1,270,000	DISH Network Corp., 2.375%, 3/15/2024, 144A	1,219,994
495,000	DISH Network Corp., 3.375%, 8/15/2026	538,622

		1,758,616

	Consumer Cyclical Services – 0.5%
910,000	Macquarie Infrastructure Corp., 2.000%, 10/01/2023	869,050

	Diversified Operations – 0.1%
160,000	RWT Holdings, Inc., 5.625%, 11/15/2019	161,200

	Healthcare – 1.0%
510,000	Evolent Health, Inc., 2.000%, 12/01/2021	478,125
125,000	Insulet Corp., 1.375%, 11/15/2024, 144A	126,641
1,085,000	Teladoc, Inc., 3.000%, 12/15/2022, 144A	1,219,947

		1,824,713

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Leisure – 0.1%
$185,000	Rovi Corp., 0.500%, 3/01/2020	$175,595

	Midstream – 0.7%
940,000	Chesapeake Energy Corp., 5.500%, 9/15/2026, 144A	855,987
195,000	PDC Energy, Inc., 1.125%, 9/15/2021	189,759
60,000	SM Energy Co., 1.500%, 7/01/2021	58,688
170,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	156,400

		1,260,834

	Oil Field Services – 0.5%
255,000	Hercules Capital, Inc., 4.375%, 2/01/2022, 144A	262,172
860,000	Nabors Industries, Inc., 0.750%, 1/15/2024, 144A	658,975

		921,147

	Pharmaceuticals – 3.2%
355,000	Acorda Therapeutics, Inc., 1.750%, 6/15/2021	300,641
1,130,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	1,125,762
555,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	657,328
115,000	Dermira, Inc., 3.000%, 5/15/2022, 144A	126,716
130,000	Flexion Therapeutics, Inc., 3.375%, 5/01/2024, 144A	157,869
465,000	Horizon Pharma Investment Ltd., 2.500%, 3/15/2022	432,450
1,710,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	1,359,450
735,000	Neurocrine Biosciences, Inc., 2.250%, 5/15/2024, 144A	938,503
100,000	Pacira Pharmaceuticals, Inc., 2.375%, 4/01/2022, 144A	104,500
330,000	SareptaTherapeutics, Inc., 1.500%, 11/15/2024, 144A	352,687

		5,555,906

	Railroads – 0.5%
415,000	Echo Global Logistics, Inc., 2.500%, 5/01/2020	428,488
410,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024, 144A	488,412

		916,900

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	REITs—Mortgage – 0.2%
$300,000	iStar, Inc., 3.125%, 9/15/2022, 144A	$298,500

	Technology – 2.1%
130,000	Cypress Semiconductor Corp., 4.500%, 1/15/2022	170,625
1,370,000	Finisar Corp., 0.500%, 12/15/2036	1,274,100
295,000	MagnaChip Semiconductor S.A., 5.000%, 3/01/2021, 144A	396,037
1,210,000	Nuance Communications, Inc., 1.000%, 12/15/2035	1,157,571
315,000	Nuance Communications, Inc., 1.250%, 4/01/2025, 144A	321,694
450,000	Verint Systems, Inc., 1.500%, 6/01/2021	437,062

		3,757,089

	Total Convertible Bonds (Identified Cost $17,659,799)	17,742,100

	Total Bonds and Notes (Identified Cost $152,858,910)	156,318,987

Loan Participations – 0.3%
499,117	Harbour Aircraft Investments Ltd., Series 2017-1, Class C, 8.000%, 11/15/2037(d)	498,033

	Total Loan Participations (Identified Cost $497,938)	498,033

Senior Loans – 0.8%
	Independent Energy – 0.3%
531,086	Chesapeake Energy Corp., Term Loan, 3-month LIBOR + 7.500%, 8.954%, 8/23/2021(b)	564,544

	Supermarkets – 0.3%
432,138	Albertsons LLC, USD 2017 Term Loan B4, 1-month LIBOR + 2.750%, 4.319%, 8/25/2021(b)	423,150

	Utility Other – 0.2%
236,949	PowerTeam Services LLC, 1st Lien Term Loan, 3-month LIBOR + 3.250%, 4.943%, 5/06/2020(b)	237,098
95,000	PowerTeam Services LLC, 2nd Lien Term Loan, 3-month LIBOR + 7.250%, 8.943%, 11/06/2020(b)	95,000

	Total Utility Other (Identified Cost $331,158)	332,098

	Total Senior Loans (Identified Cost $1,294,382)	1,319,792

Preferred Stocks – 1.3%
Convertible Preferred Stocks – 1.3%
	Food & Beverage – 0.9%
14,765	Bunge Ltd., 4.875%	$1,536,483

Shares	Description	Value (†)
	Midstream – 0.4%
988	Chesapeake Energy Corp., 5.750%	567,482
20	Chesapeake Energy Corp., 5.750%, 144A	11,488
137	Chesapeake Energy Corp., 5.750%	76,634

		655,604

	Total Convertible Preferred Stocks (Identified Cost $2,234,677)	2,192,087

Non-Convertible Preferred Stock – 0.0%
	Finance Companies – 0.0%
550	iStar, Inc., Series G, 7.650% (Identified Cost $10,956)	14,036

	Total Preferred Stocks (Identified Cost $2,245,633)	2,206,123

Common Stocks – 1.7%
	Media – 0.0%
4,113	Dex Media, Inc.(d)(h)(j)(l)	30,025

	Oil, Gas & Consumable Fuels – 1.4%
24,185	Bonanza Creek Energy, Inc.(j)	667,264
8,265	Frontera Energy Corp.(j)	260,377
12,992	Halcon Resources Corp.(j)	98,349
14,882	Kinder Morgan, Inc.	268,918
3,403	Paragon Offshore Ltd.(d)(h)(j)(l)	62,105
3,403	Paragon Offshore Ltd., Litigation Units Class A(d)(h)(j)(l)	3,403
5,106	Paragon Offshore Ltd., Litigation Units Class B(d)(h)(j)(l)	116,585
1,725	Rex Energy Corp.(j)	2,398
36,249	Whiting Petroleum Corp.(j)	959,874

		2,439,273

	Pharmaceuticals – 0.3%
1,189	Allergan PLC	194,496
5,539	Bristol-Myers Squibb Co.	339,430

		533,926

	Total Common Stocks (Identified Cost $7,639,174)	3,003,224

Other Investments – 1.0%
	Aircraft ABS – 1.0%
8,415	Aergen LLC(d)(f)(h)(l)	790,390
100	ECAF I Blocker Ltd.(d)(f)(h)(l)	990,301

	Total Aircraft ABS (Identified Cost $1,841,500)	1,780,691

Warrants – 0.0%
3,528	Halcon Resources Corp., Expiration on 9/9/2020 at $14.04(j)	2,505
10,360	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(d)(f)(h)(j)	—

	Total Warrants (Identified Cost $—)	2,505

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 5.0%
$8,877,097	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/2017 at 0.540% to be repurchased at $8,877,630 on 1/02/2018 collateralized by $9,010,000 U.S. Treasury Note, 2.250% due 1/31/2024 valued at $9,059,456 including accrued interest(k) (Identified Cost $8,877,097)	$8,877,097

	Total Investments – 98.9% (Identified Cost $175,254,634)	174,006,452
	Other assets less liabilities – 1.1%	1,986,919

	Net Assets – 100.0%	$175,993,371

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(‡)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of December 31, 2017, securities of the Fund included in net assets (reflected at absolute value) were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$2,486,200	1.4%	$1,992,821	1.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2017 is disclosed.
(b)	Variable rate security. Rate as of December 31, 2017 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Level 3 security. Value has been determined using significant unobservable inputs.
(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended December 31, 2017, interest payments were made in cash.
(f)	Illiquid security.
(g)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2017, the value of these securities amounted to $2,486,200 or 1.4% of net assets.
(h)	Fair valued by the Fund’s adviser. At December 31, 2017, the value of these securities amounted to $1,992,821 or 1.1% of net assets.
(i)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(j)	Non-income producing security.
(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(l)	Securities subject to restriction on resale. At December 31, 2017, the restricted securities held by the Fund are as follows:

	Acquisition Date	Cost	Value	% of Net Assets
Aergen LLC	March 6, 2017	841,500	790,390	0.4%
Dex Media, Inc.	August 12, 2016	20,040	30,025	Less than 0.1%
ECAF I Blocker Ltd.	June 18, 2015	1,000,000	990,301	0.6%
Paragon Offshore Ltd.	July 18, 2017	647,518	62,105	Less than 0.1%
Paragon Offshore Ltd., Litigation Units Class A	July 18, 2017	25,887	3,403	Less than 0.1%
Paragon Offshore Ltd., Litigation Units Class B	July 18, 2017	517,958	116,585	0.1%

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the value of Rule 144A holdings amounted to $69,909,687 or 39.7% of net assets.
ABS	Asset-Backed Securities
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

ARS	Argentine Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At December 31, 2017, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	5/02/2018	South African Rand	S	25,220,000	$1,748,414	$2,003,175	$(254,761)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$224,792	$253,365	(b)	$478,157
Home Construction	—	3,685,462	12	(c)	3,685,474
Non-Agency Commercial Mortgage-Backed Securities	—	1,267,976	103,514	(b)	1,371,490
All Other Non-Convertible Bonds(a)	—	133,041,766	—		133,041,766

Total Non-Convertible Bonds	—	138,219,996	356,891		138,576,887

Convertible Bonds(a)	—	17,742,100	—		17,742,100

Total Bonds and Notes	—	155,962,096	356,891		156,318,987

Loan Participations(a)	—	—	498,033	(b)	498,033
Senior Loans(a)	—	1,319,792	—		1,319,792
Preferred Stocks
Convertible Preferred Stocks(a)	—	2,192,087	—		2,192,087
Non-Convertible Preferred Stock(a)	14,036	—	—		14,036

Total Preferred Stocks	14,036	2,192,087	—		2,206,123

Other Investments(a)	—	—	1,780,691	(d)	1,780,691
Common Stocks
Media	—	—	30,025	©	30,025
Oil, Gas & Consumable Fuels	2,257,180	—	182,093	©	2,439,273
All Other Common Stocks(a)	533,926	—	—		533,926

Total Common Stocks	2,791,106	—	212,118		3,003,224

Warrants	2,505	—	—	(f)	2,505
Short-Term Investments	—	8,877,097	—		8,877,097

Total	$2,807,647	$168,351,072	$2,847,733		$174,006,452

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(254,761)	$—		$(254,761)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser.

(e)	Fair valued by the Fund’s adviser ($790,390) or fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($990,301).
(e)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.
(f)	Includes a security fair valued at zero using Level 3 inputs.

For the period ended December 31, 2017, there were no transfers among Levels 1, 2 and 3.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2017 and/ or December 31 2017:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2017		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2017
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—		$1	$—	$95	$752,934	$(1,632)	$—	$—	$751,398		$96
Home Construction	12		6,195	—	(6,195)	—	—	—	—	12		(6,195)
Non-Agency Commercial Mortgage-Backed Securities	939,675		—	—	(4,675)	—	(935,000)	—	—	—		—
Non-Agency Commercial Mortgage-Backed Securities	—		—	—	2,069	101,445	—	—	—	103,514		2,068
Common Stocks
Media	23,855		—	—	6,170	—	—	—	—	30,025		6,170
Oil, Gas & Consumable Fuels	154,523		—	—	27,570	—	—	—	—	182,093		27,570
Other Investments
Aircraft ABS	1,853,562		—	—	(72,871)	—	—	—	—	1,780,691		(72,871)
Warrants
Diversified Telecommunication Services	—	(a)	—	—	—	—	—	—	—	—	(a)	—

Total	$2,971,627		$6,196	$—	$(47,837)	$854,379	$(936,632)	$—	$—	$2,847,733		$(43,162)

(a)	Security fair valued at zero using Level 3 inputs.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holding of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2017, the Fund engaged in forward foreign currency transactions for hedging purposes.

The following is a summary of derivative instruments for the Fund, as of December 31, 2017:

Liabilities	Unrealized Depreciation on forward Foreign currency Contracts
Over-the-counter liability derivatives Foreign exchange contracts	$(254,761)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of December 31, 2017, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contacts is as follows:

Counterparty	Derivatives	Collateral Pledged
Bank of America, N.A.	$254,761	$270,000

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of December 31, 2017:

Maximum Amount of Loss – Gross	Maximum Amount of Loss – Net
$270,000	$18,239

Industry Summary at December 31, 2017 (Unaudited)

Independent Energy	8.2%
Cable Satellite	7.1
Technology	6.8
Midstream	5.5
Healthcare	5.2
Pharmaceuticals	5.0
Banking	4.6
Media Entertainment	3.0
Government Owned—No Guarantee	2.9
Finance Companies	2.9
Metals & Mining	2.8
Food & Beverage	2.7
Wirelines	2.7
Wireless	2.6
Treasuries	2.3
Home Construction	2.1
Other Investments, less than 2% each	27.5
Short-Term Investments	5.0

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2017 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 75.8% of Net Assets
Non-Convertible Bonds – 73.2%
	ABS Other – 1.6%
$52,775,331	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(a)(b)(c)	$52,168,414
10,806,627	Trinity Rail Leasing LLC, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A	11,214,638
31,486,750	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A(a)	31,853,507
2,035,700	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	2,001,771

		97,238,330

	Aerospace & Defense – 1.8%
1,865,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	1,832,885
1,455,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	1,571,400
550,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	641,839
650,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039	819,000
78,795,000	Textron, Inc., 5.950%, 9/21/2021	86,895,528
11,040,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	16,405,682

		108,166,334

	Airlines – 2.0%
3,612,422	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	3,781,484
1,667,093	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	1,747,446
18,340,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	18,532,570
414,346	Continental Airlines Pass Through Trust, Series 1999-1, Class A, 6.545%, 8/02/2020	424,704
408,435	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	443,152
43,103,646	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	46,995,906
1,221,350	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	1,389,285
7,084,437	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	7,946,613
12,303,465	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	13,320,347
8,803,865	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	8,957,933
15,812,523	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	17,074,363

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$1,320,403	Virgin Australia Pass Through Certificates, Series 2013-1A, 5.000%, 4/23/2025, 144A	$1,377,114

		121,990,917

	Automotive – 0.7%
23,581,000	Cummins, Inc., 5.650%, 3/01/2098	27,922,404
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	6,538,233
125,000	Ford Motor Co., 6.500%, 8/01/2018	128,297
255,000	Ford Motor Co., 6.625%, 2/15/2028	303,730
240,000	Ford Motor Co., 7.500%, 8/01/2026	297,314
5,000,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	5,050,895
2,370,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,666,250

		42,907,123

	Banking – 8.6%
1,468,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,904,730
84,339,000	Bank of America Corp., 6.110%, 1/29/2037	107,823,624
49,304,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028, 144A	49,314,595
100,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	105,383
25,627,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	26,761,414
25,090,000	Bank of Nova Scotia (The), 2.130%, 6/15/2020, (CAD)	19,900,142
2,173,000	Bear Stearns Cos. LLC (The), 4.650%, 7/02/2018	2,201,714
17,000,000	Citigroup, Inc., 3.500%, 5/15/2023	17,304,104
1,660,000	Citigroup, Inc., 4.500%, 1/14/2022	1,765,845
22,960,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	16,954,681
86,800,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	69,150,667
6,645,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	7,045,902
70,245,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	74,102,409
36,745,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	26,398,133
100,000	Keybank NA, 6.950%, 2/01/2028	126,345

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$5,100,000	Lloyds Banking Group PLC, 5.300%, 12/01/2045	$6,044,162
1,845,000	Morgan Stanley, 4.350%, 9/08/2026	1,933,299
30,000,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	23,892,255
5,900,000	Morgan Stanley, 5.750%, 1/25/2021	6,429,440
20,695,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	21,560,902
38,206,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	40,262,038
2,875,000	National City Bank of Indiana, 4.250%, 7/01/2018	2,907,453
8,638,000	National City Corp., 6.875%, 5/15/2019	9,158,306

		533,047,543

	Brokerage – 1.4%
50,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	54,482,830
19,498,000	Jefferies Group LLC, 6.250%, 1/15/2036	22,172,435
8,760,000	Jefferies Group LLC, 6.450%, 6/08/2027	10,176,738

		86,832,003

	Building Materials – 0.7%
1,610,000	Masco Corp., 6.500%, 8/15/2032	1,965,443
3,110,000	Masco Corp., 7.125%, 3/15/2020	3,391,237
2,667,000	Masco Corp., 7.750%, 8/01/2029	3,473,076
23,975,000	Owens Corning, 7.000%, 12/01/2036	31,651,510

		40,481,266

	Cable Satellite – 1.6%
17,832,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	14,992,924
13,630,000	Time Warner Cable LLC, 4.125%, 2/15/2021	14,035,946
2,800,000	Time Warner Cable LLC, 4.500%, 9/15/2042	2,627,005
64,548,000	Time Warner Cable LLC, 6.750%, 7/01/2018	65,978,714

		97,634,589

	Chemicals – 0.8%
894,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	909,645

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Chemicals – continued
$50,500,000		INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	$51,136,300

			52,045,945

		Construction Machinery – 0.1%
6,787,000		Toro Co. (The), 6.625%, 5/01/2037(b)(c)	8,462,532

		Consumer Products – 0.1%
7,458,000		Hasbro, Inc., 6.600%, 7/15/2028	8,982,090

		Diversified Manufacturing – 0.7%
35,580,000		General Electric Co., GMTN, 4.250%, 1/17/2018, (NZD)	25,233,202
5,305,000		General Electric Co., Series A, MTN, 3-month LIBOR + 0.300%, 1.659%, 5/13/2024(d)	5,134,550
1,395,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	1,435,403
11,754,000		Snap-on, Inc., 6.700%, 3/01/2019	12,366,319

			44,169,474

		Electric – 1.6%
25,467,629		Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	29,822,400
7,969,787		Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	2,644,375
30,430,000		EDP Finance BV, 4.125%, 1/15/2020, 144A	31,358,541
4,491,000		Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	5,774,623
13,025,000		Enel Finance International NV, 6.000%, 10/07/2039, 144A	16,206,336
9,007,000		Enel Finance International NV, 6.800%, 9/15/2037, 144A	12,044,925
3,596,935		Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(b)(c)	3,756,420

			101,607,620

		Finance Companies – 3.6%
18,830,000		International Lease Finance Corp., 4.625%, 4/15/2021	19,822,587
62,425	(††)	Navient Corp., 6.000%, 12/15/2043	1,456,271
5,615,000		Navient Corp., MTN, 6.125%, 3/25/2024	5,685,188
90,196,000		Navient LLC, 5.500%, 1/25/2023	89,970,510
3,280,000		Navient LLC, MTN, 7.250%, 1/25/2022	3,513,700

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$22,116,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(b)(c)	$19,296,210
14,625,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	15,137,021
16,717,000	Springleaf Finance Corp., 5.250%, 12/15/2019	17,197,614
31,883,000	Springleaf Finance Corp., 7.750%, 10/01/2021	35,071,300
16,599,000	Springleaf Finance Corp., 8.250%, 10/01/2023	18,549,383

		225,699,784

	Government Guaranteed – 0.1%
4,000,000	Japan Bank for International Cooperation (Japan), 2.300%, 3/19/2018, (CAD)	3,187,430

	Government Owned—No Guarantee – 0.8%
3,720,000	Abu Dhabi National Energy Co. PJSC, 6.500%, 10/27/2036, 144A	4,734,898
12,575,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	15,058,261
17,435,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	17,242,692
11,555,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	10,326,010
1,000,000	Telekom Malaysia Berhad, 7.875%, 8/01/2025, 144A	1,281,002

		48,642,863

	Health Insurance – 0.0%
1,261,000	Cigna Corp., 7.875%, 5/15/2027	1,701,482

	Healthcare – 0.6%
7,692,000	Boston Scientific Corp., 6.000%, 1/15/2020	8,210,376
9,385,000	HCA, Inc., 4.500%, 2/15/2027	9,431,925
4,806,000	HCA, Inc., 7.050%, 12/01/2027	5,286,600
1,592,000	HCA, Inc., 7.500%, 11/06/2033	1,783,040
1,295,000	HCA, Inc., 7.690%, 6/15/2025	1,466,587
2,480,000	HCA, Inc., MTN, 7.580%, 9/15/2025	2,839,600
3,068,000	HCA, Inc., MTN, 7.750%, 7/15/2036	3,466,840
4,785,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	3,923,700

		36,408,668

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Home Construction – 0.2%
$3,990,000	PulteGroup, Inc., 6.000%, 2/15/2035	$4,289,250
3,567,000	PulteGroup, Inc., 6.375%, 5/15/2033	3,995,040
1,615,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	1,724,012

		10,008,302

	Independent Energy – 1.2%
29,185,000	California Resources Corp., 8.000%, 12/15/2022, 144A	24,077,625
7,335,000	Continental Resources, Inc., 3.800%, 6/01/2024	7,252,481
9,787,000	EQT Corp., 8.125%, 6/01/2019	10,540,253
29,027,000	Noble Energy, Inc., 3.900%, 11/15/2024	29,845,091
400,000	QEP Resources, Inc., 5.250%, 5/01/2023	404,744
60,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	61,622

		72,181,816

	Integrated Energy – 0.1%
7,700,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	8,363,110

	Life Insurance – 1.9%
1,475,000	American International Group, Inc., 4.875%, 6/01/2022	1,603,888
600,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(e)	882,675
5,900,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	7,845,056
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	17,413,180
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	11,813,691
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(b)(c)	44,572,232
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(b)(c)	7,969,767
2,872,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	3,529,565
14,489,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	20,216,550

		115,846,604

	Local Authorities – 0.5%
37,829,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	30,076,009

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Local Authorities – continued
489,000	Province of Nova Scotia, 6.600%, 6/01/2027, (CAD)	$516,796

		30,592,805

	Lodging – 0.9%
52,516,000	Choice Hotels International, Inc., 5.700%, 8/28/2020	56,192,120

	Media Entertainment – 0.4%
4,482,000	21st Century Fox America, Inc., 8.150%, 10/17/2036	6,916,293
358,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	13,795,831
5,000,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	3,575,000
1,082,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	1,038,720

		25,325,844

	Metals & Mining – 1.6%
1,689,997	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(a)(b)(f)(g)(h)	676
430,000	ArcelorMittal, 6.000%, 3/01/2021	464,400
47,920,000	ArcelorMittal, 7.250%, 3/01/2041	60,618,800
19,365,000	ArcelorMittal, 7.500%, 10/15/2039	24,787,200
4,612,000	United States Steel Corp., 6.650%, 6/01/2037	4,519,760
3,655,000	Vale Overseas Ltd., 6.875%, 11/21/2036	4,477,375
4,893,000	Worthington Industries, Inc., 6.500%, 4/15/2020	5,297,729

		100,165,940

	Midstream – 2.3%
650,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	697,125
525,000	Energy Transfer LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	542,819
3,328,000	Florida Gas Transmission Co. LLC, 7.900%, 5/15/2019, 144A	3,563,537
14,300,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	15,690,948
14,660,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	14,669,441
3,105,000	Kinder Morgan Energy Partners LP, 5.300%, 9/15/2020	3,309,413
7,461,000	Kinder Morgan Energy Partners LP, 5.800%, 3/01/2021	8,094,109

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	$104,763
31,311,000	ONEOK Partners LP, 4.900%, 3/15/2025	33,572,416
47,594,000	Panhandle Eastern Pipe Line Co. LP, 7.000%, 6/15/2018	48,647,309
1,404,000	Panhandle Eastern Pipe Line Co. LP, 8.125%, 6/01/2019	1,512,007
225,000	Plains All American Pipeline LP / PAA Finance Corp., 2.850%, 1/31/2023	215,297
8,405,000	Williams Partners LP, 3.350%, 8/15/2022	8,490,927

		139,110,111

	Mortgage Related – 0.0%
16,682	FHLMC, 5.000%, 12/01/2031	17,991
2,534	FNMA, 6.000%, 7/01/2029	2,858

		20,849

	Natural Gas – 0.1%
3,314,000	NiSource Finance Corp., 6.800%, 1/15/2019	3,463,503

	Non-Agency Commercial Mortgage-Backed Securities – 0.4%
4,446,701	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	3,531,289
27,000,000	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)	21,354,916
2,125,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.640%, 3/15/2044, 144A(i)	1,861,763

		26,747,968

	Oil Field Services – 0.1%
5,000,000	Nabors Industries, Inc., 5.100%, 9/15/2023	4,682,450

	Paper – 1.4%
363,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	510,243
7,049,000	International Paper Co., 8.700%, 6/15/2038	10,661,696
5,270,000	WestRock MWV LLC, 7.550%, 3/01/2047(b)(c)	7,473,996
4,273,000	WestRock MWV LLC, 8.200%, 1/15/2030	6,007,256
26,007,000	Weyerhaeuser Co., 6.875%, 12/15/2033	34,200,533
7,374,000	Weyerhaeuser Co., 7.375%, 10/01/2019	7,991,241

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Paper – continued
$13,539,000	Weyerhaeuser Co., 7.375%, 3/15/2032	$18,701,151

		85,546,116

	Property & Casualty Insurance – 0.1%
2,740,000	Fidelity National Financial, Inc., 5.500%, 9/01/2022	3,022,818
1,889,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 12.619%, 1/15/2033, 144A(d)(j)	850,050
2,212,000	XLIT Ltd., 6.250%, 5/15/2027	2,618,147

		6,491,015

	Railroads – 0.2%
9,787,000	Canadian Pacific Railway Co., 7.250%, 5/15/2019	10,413,712
237,000	Missouri Pacific Railroad Co., 4.750%, 1/01/2030(b)(c)	231,466
1,701,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)(c)	1,648,253
191,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(b)(c)	188,972

		12,482,403

	REITs—Health Care – 0.1%
5,972,000	Welltower, Inc., 6.500%, 3/15/2041	7,851,079

	REITs—Single Tenant – 0.2%
8,690,000	Realty Income Corp., 5.750%, 1/15/2021	9,409,395

	Restaurants – 0.2%
10,320,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	12,338,872

	Retailers – 0.5%
1,255,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	1,292,650
254,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	254,317
5,979,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	3,557,505
5,446,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	3,226,755
10,467,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	11,262,705
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	9,589,300
3,755,000	PVH Corp., 7.750%, 11/15/2023	4,506,000

		33,689,232

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Supermarkets – 0.6%
$4,510,000		Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024	$4,273,225
1,120,000		Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	1,315,436
6,830,000		New Albertson’s, Inc., 7.450%, 8/01/2029	6,010,400
7,640,000		New Albertson’s, Inc., 8.000%, 5/01/2031	6,851,399
989,000		New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	781,310
17,290,000		SUPERVALU, Inc., 6.750%, 6/01/2021	17,225,163

			36,456,933

		Supranational – 0.1%
9,640,000		European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	8,208,351

		Technology – 0.3%
16,735,000		KLA-Tencor Corp., 5.650%, 11/01/2034	19,337,215
1,410,000		Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	1,649,855

			20,987,070

		Treasuries – 28.2%
132,000,000		Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	102,351,981
209,501,000		Canadian Government International Bond, 1.250%, 9/01/2018, (CAD)	166,549,128
61,795,000		Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)	49,227,559
391,985,000		Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	3,344,027
1,195,394,000		Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	9,716,051
2,755,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	14,019,149
2,965,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	14,905,298
7,555,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	39,044,317
1,925,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	10,368,420
23,970,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	137,411,339
36,850,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	27,096,293
290,574,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	38,748,627
416,760,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	53,583,907

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
43,590,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	$13,239,554
23,848,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	7,715,606
236,325,000	U.S. Treasury Note, 0.625%, 6/30/2018	235,346,468
125,000,000	U.S. Treasury Note, 0.750%, 1/31/2018	124,952,381
205,000,000	U.S. Treasury Note, 0.750%, 8/31/2018	203,750,781
350,000,000	U.S. Treasury Note, 0.750%, 9/30/2018	347,511,717
150,000,000	U.S. Treasury Note, 1.250%, 6/30/2019	148,669,922

		1,747,552,525

	Wireless – 0.6%
559,910,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	26,298,756
58,200,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	2,673,577
6,373,000	Sprint Capital Corp., 6.875%, 11/15/2028	6,412,831
612,000	Sprint Capital Corp., 8.750%, 3/15/2032	694,620
1,609,000	Sprint Communications, Inc., 6.000%, 11/15/2022	1,609,000
985,000	Sprint Corp., 7.125%, 6/15/2024	1,002,237

		38,691,021

	Wirelines – 4.2%
61,415,000	AT&T, Inc., 4.300%, 2/15/2030, 144A	61,243,335
406,000	Bell Canada, Inc., MTN, 7.300%, 2/23/2032, (CAD)	438,632
2,936,000	BellSouth Telecommunications LLC, 5.850%, 11/15/2045	3,158,549
2,710,000	CenturyLink, Inc., 6.450%, 6/15/2021	2,737,100
4,990,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	4,515,950
4,508,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	3,876,880
670,000	CenturyLink, Inc., Series U, 7.650%, 3/15/2042	590,438
195,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	194,025
24,103,000	Embarq Corp., 7.995%, 6/01/2036	23,440,167
910,000	Frontier Communications Corp., 7.125%, 1/15/2023	605,150

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$265,000	Frontier Communications Corp., 7.875%, 1/15/2027	$166,288
455,000	Frontier Communications Corp., 9.000%, 8/15/2031	303,713
5,200,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)(f)	458,533
4,770,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)(f)	2,339,391
18,850,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)(f)	9,273,035
2,755,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	2,369,300
4,370,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	4,399,017
3,469,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	3,052,720
12,308,000	Qwest Corp., 6.875%, 9/15/2033	11,799,239
9,077,000	Qwest Corp., 7.250%, 9/15/2025	9,742,999
9,474,000	Qwest Corp., 7.250%, 10/15/2035	9,073,790
2,490,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,795,025
5,775,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	6,713,437
4,100,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	6,460,454
9,100,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	14,812,008
54,665,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	45,783,351
32,509,000	Verizon Communications, Inc., 2.450%, 11/01/2022	31,866,026

		262,208,552

	Total Non-Convertible Bonds (Identified Cost $4,566,552,418)	4,533,819,979

Convertible Bonds – 2.3%
	Finance Companies – 0.1%
3,905,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044	4,803,150

	Property & Casualty Insurance – 0.7%
32,411,000	Old Republic International Corp., 3.750%, 3/15/2018	44,929,749

	Technology – 1.5%
11,515,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	35,214,309
347,852	Liberty Interactive LLC, 3.500%, 1/15/2031	356,955

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Technology – continued
$46,000,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	$53,791,250

		89,362,514

	Total Convertible Bonds (Identified Cost $92,622,655)	139,095,413

Municipals – 0.3%
	Illinois – 0.1%
9,150,000	State of Illinois, 5.100%, 6/01/2033	9,134,811

	Michigan – 0.0%
2,195,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	2,190,434

	Virginia – 0.2%
10,740,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	9,684,688

	Total Municipals (Identified Cost $19,928,813)	21,009,933

	Total Bonds and Notes (Identified Cost $4,679,103,886)	4,693,925,325

Shares
Common Stocks – 0.8%
	Automobiles – 0.8%
4,063,816	Ford Motor Co. (Identified Cost $34,826,997)	50,757,062

Preferred Stocks – 0.0%
	Midstream – 0.0%
43,031	Chesapeake Energy Corp., 5.000% (Identified Cost $3,673,619)	2,450,078

Principal Amount (‡)
Short-Term Investments – 22.4%
$100,050,000	Federal Home Loan Bank Discount Notes, 1.140%, 3/06/2018(k)	99,813,582
99,950,000	Federal Home Loan Bank Discount Notes, 1.140%, 3/05/2018(k)	99,717,616
30,025,000	Federal Home Loan Bank Discount Notes, 1.060%, 1/19/2018(k)	30,006,715
70,369,200	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/2017 at 0.540% to be repurchased at $70,373,422 on 1/02/2018 collateralized by $71,385,000 U.S. Treasury Note, 2.250% due 1/31/2024 valued at $71,776,832 including accrued interest(l)	70,369,200

Principal Amount (‡)	Description	Value (†)
$200,000,000	U.S. Treasury Bills, 1.326%-1.331%, 3/22/2018(k)(m)	$199,405,306
250,000,000	U.S. Treasury Bills, 1.026%-1.076%, 1/25/2018(k)(m)	249,803,542
150,000,000	U.S. Treasury Bills, 1.090%, 1/18/2018(k)	149,917,416
49,435,000	U.S. Treasury Bills, 1.285%, 4/05/2018(k)	49,257,647
150,000,000	U.S. Treasury Bills, 1.202%, 2/08/2018(k)	149,807,099
265,565,000	U.S. Treasury Bills, 1.250%-1.255%, 3/01/2018(k)(m)	265,020,555
22,915,000	U.S. Treasury Cash Management Bills, 1.025%, 1/02/2018(k)	22,915,000

	Total Short-Term Investments (Identified Cost $1,386,146,285)	1,386,033,678

	Total Investments – 99.0% (Identified Cost $6,103,750,787)	6,133,166,143
	Other assets less liabilities – 1.0%	63,337,815

	Net Assets – 100.0%	$6,196,503,958

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of December 31, 2017, securities of the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$145,768,262	2.4%	$676	Less than 0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Level 3 security. Value has been determined using significant unobservable inputs.
(b)	Illiquid security.
(c)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2017, the value of these securities amounted to $145,768,262 or 2.4% of net assets.
(d)	Variable rate security. Rate as of December 31, 2017 is disclosed.
(e)	Perpetual bond with no specified maturity date.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(h)	Fair valued by the Fund’s adviser. At December 31, 2017, the value of this security amounted to $676 or less than 0.1% of net assets.

(i)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2017 is disclosed.
(j)	Non-income producing security.
(k)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(l)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(m)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the value of Rule 144A holdings amounted to $686,515,664 or 11.1% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
PJSC	Private Joint-Stock Company
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$13,216,409	$84,021,921	(a)	$97,238,330
Finance Companies	1,456,271	224,243,513	—		225,699,784
Metals & Mining	—	100,165,264	676	(b)	100,165,940
All Other Non-Convertible Bonds*	—	4,110,715,925	—		4,110,715,925

Total Non-Convertible Bonds	1,456,271	4,448,341,111	84,022,597		4,533,819,979

Convertible Bonds*	—	139,095,413	—		139,095,413
Municipals*	—	21,009,933	—		21,009,933

Total Bonds and Notes	1,456,271	4,608,446,457	84,022,597		4,693,925,325

Common Stocks*	50,757,062	—	—		50,757,062
Preferred Stocks*	—	2,450,078	—		2,450,078
Short-Term Investments	—	1,386,033,678	—		1,386,033,678

Total	$52,213,333	$5,996,930,213	$84,022,597		$6,133,166,143

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2017 and/ or December 31 2017:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2017
Bonds and Notes
Non-Convertible Bonds
ABS Other	$52,564,401	$—	$5,859	$(674,410)	$—	$(700,088)	$32,826,159	$—	$84,021,921	$(1)
Metals & Mining	676	3,221	—	(3,221)	—	—	—	—	676	(3,221)
Total	$52,565,077	$3,221	$5,859	$(677,631)	$—	$(700,088)	$32,826,159	$—	$84,022,597	($3,222)

A debt security valued at $32,826,159 was transferred from Level 2 to Level 3 during the period ended December 31, 2017. At September 30, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2017 (Unaudited)

Treasuries	28.2%
Banking	8.6
Wirelines	4.2
Finance Companies	3.7
Midstream	2.3
Airlines	2.0
Other Investments, less than 2% each	27.6
Short-Term Investments	22.4

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2017 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 89.2% of Net Assets
	ABS Car Loan – 1.5%
$1,550,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	$1,559,626
1,825,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 2.420%, 11/15/2023, 144A	1,828,864
2,875,000	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.150%, 4/15/2024, 144A	2,862,673
2,310,000	Flagship Credit Auto Trust, Series 2016-4, Class A2, 1.960%, 2/16/2021, 144A	2,304,795
725,000	NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A2, 2.740%, 4/15/2021, 144A	727,030
1,495,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.540%, 4/18/2022, 144A	1,491,354
685,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2, 2.560%, 10/17/2022, 144A	682,913

		11,457,255

	ABS Home Equity – 0.6%
1,157,325	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	1,154,757
2,130,323	Home Partners of America Trust, Series 2016-1, Class A, 1-month LIBOR + 1.650%, 3.110%, 3/17/2033, 144A(a)	2,143,204
1,352,857	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(b)	1,350,262

		4,648,223

	ABS Student Loan – 0.0%
252,132	SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1-month LIBOR + 0.950%, 2.502%, 1/25/2039, 144A(a)	254,600

	Agency Commercial Mortgage-Backed Securities – 13.6%
3,588,741	Federal National Mortgage Association, Series 2015-M17, Class FA, 1-month LIBOR + 0.930%, 2.168%, 11/25/2022(a)	3,589,460
1,000,000	Federal National Mortgage Association, Series 2016-M3, Class ASQ2, 2.263%, 2/25/2023	991,832
6,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2, 4.251%, 1/25/2020	6,214,932
4,305,000	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	4,496,670
4,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K015, Class A2, 3.230%, 7/25/2021	4,108,695
6,625,000	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2, 2.873%, 12/25/2021	6,733,462
2,580,000	FHLMC Multifamily Structured Pass Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027(b)	2,658,682
3,288,789	FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2, 2.699%, 5/25/2018	3,291,580
675,543	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	675,810
2,526,524	FHLMC Multifamily Structured Pass Through Certificates, Series K706, Class A2, 2.323%, 10/25/2018	2,529,855

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$7,456,376	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	$7,460,709
34,370,000	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	34,181,360
2,673,455	FHLMC Multifamily Structured Pass Through Certificates, Series K725, Class A1, 2.666%, 5/25/2023	2,697,592
4,100,025	FHLMC Multifamily Structured Pass Through Certificates, Series KABM, Class A, 1-month LIBOR + 0.700%, 2.072%, 9/25/2022(a)	4,114,388
980,330	FHLMC Multifamily Structured Pass Through Certificates, Series KF06, Class A, 1-month LIBOR + 0.330%, 1.702%, 11/25/2021(a)	971,151
5,954,216	FHLMC Multifamily Structured Pass Through Certificates, Series KF14, Class A, 1-month LIBOR + 0.650%, 1.893%, 1/25/2023(a)	5,976,206
2,937,061	FHLMC Multifamily Structured Pass Through Certificates, Series KJ04, Class A1, 1.376%, 10/25/2020	2,914,736
6,938,800	FHLMC Multifamily Structured Pass Through Certificates, Series KP03, Class A2, 1.780%, 7/25/2019	6,907,847
180,592	Government National Mortgage Association, Series 2003-72, Class Z, 5.266%, 11/16/2045(b)	189,384
157,884	Government National Mortgage Association, Series 2003-88, Class Z, 4.770%, 3/16/2046(b)	163,539

		100,867,890

	Collateralized Mortgage Obligations – 15.0%
70,603	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 7-year Treasury—0.200%, 2.050%, 5/15/2023(a)(c)(d)	68,363
47,376	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 10-year Treasury—0.650%, 1.700%, 8/15/2023(a)(c)(d)	46,780
187,363	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029	199,615
362,821	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019	367,946
706,566	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020	713,372
1,395,941	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035	1,537,310
2,101,172	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	2,265,888
1,726,080	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038	1,896,311
1,612,091	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 2.965%, 6/15/2048(e)	1,511,833
1,787,074	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.231%, 12/15/2036(e)	1,879,184
768,400	Federal Home Loan Mortgage Corp., REMIC, Series 4212, Class FW, 3.577%, 6/15/2043(b)	766,593
1,469,585	Federal National Mortgage Association, REMIC, Series 2003-48, Class GH, 5.500%, 6/25/2033	1,623,093
42,701	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 7-year Treasury—0.050%, 2.240%, 9/25/2022(a)(c)(d)	42,256
45,948	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 10-year Treasury—0.500%, 1.850%, 4/25/2024(a)(c)(d)	45,471
10,597	Federal National Mortgage Association, REMIC, Series 2002-W10, Class A7, 3.955%, 8/25/2042(b)(c)(d)	11,204

Information Classification: Limited Access

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$730,515	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025	$777,993
777,236	Federal National Mortgage Association, REMIC, Series 2007-73, Class A1, 1-month LIBOR + 0.060%, 1.612%, 7/25/2037(a)	765,198
1,662,148	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.400%, 8/25/2038(b)	1,717,426
5,412,360	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1-month LIBOR + 1.000%, 2.552%, 7/25/2043(a)	5,271,389
28,500	Federal National Mortgage Association, REMIC, Series G93-19, Class FD, 10-year Treasury—0.650%, 1.720%, 4/25/2023(a)(c)(d)	28,207
10,032	FHLMC Structured Pass Through Securities, Series T-60, Class 2A1, 3.678%, 3/25/2044(b)(c)(d)	10,224
711,900	FHLMC Structured Pass Through Securities, Series T-62, Class 1A1, 12-month MTA + 1.200%, 2.202%, 10/25/2044(a)	722,262
1,230,767	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 1.573%, 10/20/2060(a)	1,224,538
1,119,989	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 1.593%, 10/20/2060(a)	1,114,721
953,828	Government National Mortgage Association, Series 2011-H06, Class FA, 1-month LIBOR + 0.450%, 1.693%, 2/20/2061(a)	952,493
1,523,195	Government National Mortgage Association, Series 2012-124, Class HT, 7.268%, 7/20/2032(b)	1,689,273
995,891	Government National Mortgage Association, Series 2012-H15, Class FA, 1-month LIBOR + 0.450%, 1.693%, 5/20/2062(a)	996,770
1,100,734	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 1.763%, 8/20/2062(a)	1,101,215
3,768,847	Government National Mortgage Association, Series 2012-H29, Class HF, 1-month LIBOR + 0.500%, 1.743%, 10/20/2062(a)	3,771,805
3,143,052	Government National Mortgage Association, Series 2013-H02, Class GF, 1-month LIBOR + 0.500%, 1.743%, 12/20/2062(a)	3,146,727
4,274,530	Government National Mortgage Association, Series 2013-H08, Class FA, 1-month LIBOR + 0.350%, 1.593%, 3/20/2063(a)	4,256,410
3,072,656	Government National Mortgage Association, Series 2013-H10, Class FA, 1-month LIBOR + 0.400%, 1.643%, 3/20/2063(a)	3,064,545
10,789,149	Government National Mortgage Association, Series 2013-H22, Class FT, 1-year CMT + 0.650%, 2.080%, 4/20/2063(a)	10,870,756
6,161,648	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 1.733%, 7/20/2064(a)	6,163,740
4,168,684	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 1.743%, 7/20/2064(a)	4,170,645
2,171,632	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 1.543%, 4/20/2061(a)	2,171,131
8,055,587	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065	8,018,034
8,961,488	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	8,711,919
1,382,266	Government National Mortgage Association, Series 2015-H11, Class FA, 1-month LIBOR + 0.250%, 1.493%, 4/20/2065(a)	1,381,451
4,378,168	Government National Mortgage Association, Series 2015-H19, Class FH, 1-month LIBOR + 0.300%, 1.543%, 7/20/2065(a)	4,377,072
1,246,933	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 1.943%, 10/20/2065(a)	1,250,297
759,001	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 1.923%, 8/20/2061(a)	760,883

Information Classification: Limited Access

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$6,113,191	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 2.163%, 2/20/2066(a)	$6,197,015
4,343,860	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 1.843%, 4/20/2066(a)	4,351,672
7,289,444	Government National Mortgage Association, Series 2016-H19, Class FJ, 1-month LIBOR + 0.400%, 1.643%, 9/20/2063(a)	7,296,998
251,098	NCUA Guaranteed Notes, Series 2010-A1, Class A, 1-month LIBOR + 0.350%, 1.757%, 12/07/2020(a)	251,240
591,399	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 1-month LIBOR + 0.450%, 1.779%, 10/07/2020(a)	592,326
1,103,256	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 1-month LIBOR + 0.560%, 1.963%, 12/08/2020(a)	1,107,073
74,467	NCUA Guaranteed Notes, Series 2010-R3, Class 2A, 1-month LIBOR + 0.560%, 1.963%, 12/08/2020(a)	74,902

		111,333,569

	Hybrid ARMs – 11.3%
671,901	FHLMC, 1-year CMT + 2.103%, 3.063%, 9/01/2038(a)	707,367
412,088	FHLMC, 1-year CMT + 2.250%, 3.105%, 2/01/2035(a)	436,392
690,236	FHLMC, 1-year CMT + 2.165%, 3.116%, 4/01/2036(a)	712,339
980,919	FHLMC, 1-year CMT + 2.245%, 3.142%, 3/01/2036(a)	1,036,197
556,819	FHLMC, 6-month LIBOR + 1.702%, 3.202%, 6/01/2037(a)	571,852
2,560,768	FHLMC, 1-year CMT + 2.265%, 3.224%, 2/01/2036(a)	2,706,126
251,809	FHLMC, 1-year CMT + 2.221%, 3.296%, 9/01/2038(a)	265,064
4,093,278	FHLMC, 1-year CMT + 2.252%, 3.303%, 3/01/2037(a)	4,313,042
1,737,383	FHLMC, 1-year CMT + 2.220%, 3.320%, 7/01/2033(a)	1,830,126
1,030,562	FHLMC, 1-year CMT + 2.249%, 3.375%, 9/01/2038(a)	1,086,459
496,229	FHLMC, 12-month LIBOR + 1.639%, 3.421%, 11/01/2038(a)	518,064
99,868	FHLMC, 12-month LIBOR + 1.724%, 3.467%, 12/01/2037(a)	103,335
1,285,759	FHLMC, 1-year CMT + 2.285%, 3.510%, 2/01/2036(a)	1,355,192
1,816,057	FHLMC, 12-month LIBOR + 1.766%, 3.515%, 9/01/2035(a)	1,910,174
1,629,267	FHLMC, 12-month LIBOR + 1.823%, 3.572%, 4/01/2037(a)	1,710,352
551,563	FHLMC, 12-month LIBOR + 1.829%, 3.579%, 11/01/2038(a)	579,609
666,055	FHLMC, 12-month LIBOR + 1.879%, 3.629%, 3/01/2038(a)	698,466
460,745	FHLMC, 12-month LIBOR + 1.909%, 3.631%, 4/01/2037(a)	485,672

Information Classification: Limited Access

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Hybrid ARMs – continued
$2,506,885	FHLMC, 12-month LIBOR + 1.896%, 3.646%, 9/01/2041(a)	$2,629,470
461,198	FHLMC, 12-month LIBOR + 1.900%, 3.654%, 12/01/2034(a)	486,945
380,989	FHLMC, 12-month LIBOR + 2.180%, 3.873%, 3/01/2037(a)	406,156
1,045,749	FNMA, 1-year CMT + 2.185%, 2.907%, 1/01/2036(a)	1,101,896
152,182	FNMA, 6-month LIBOR +1.504%, 2.952%, 2/01/2037(a)	157,668
1,280,630	FNMA, 6-month LIBOR +1.543%, 3.008%, 7/01/2035(a)	1,327,192
319,356	FNMA, 1-year CMT + 2.214%, 3.011%, 4/01/2033(a)	334,409
576,530	FNMA, 1-year CMT + 2.127%, 3.019%, 9/01/2034(a)	607,027
1,152,687	FNMA, 1-year CMT + 2.231%, 3.093%, 4/01/2034(a)	1,220,237
3,235,794	FNMA, 1-year CMT + 2.176%, 3.178%, 12/01/2040(a)	3,408,237
3,506,749	FNMA, 1-year CMT + 2.220%, 3.210%, 4/01/2034(a)	3,702,062
4,766,515	FNMA, 1-year CMT + 2.194%, 3.211%, 10/01/2034(a)	5,027,503
1,061,137	FNMA, 1-year CMT + 2.199%, 3.227%, 6/01/2036(a)	1,118,344
556,465	FNMA, 1-year CMT + 2.145%, 3.243%, 9/01/2036(a)	584,869
2,672,975	FNMA, 1-year CMT + 2.274%, 3.274%, 6/01/2037(a)	2,815,212
1,087,877	FNMA, 1-year CMT + 2.287%, 3.287%, 6/01/2033(a)	1,151,237
2,723,721	FNMA, 12-month LIBOR + 1.569%, 3.308%, 9/01/2037(a)	2,827,032
2,567,984	FNMA, 12-month LIBOR + 1.573%, 3.318%, 4/01/2037(a)	2,690,533
2,381,642	FNMA, 12-month LIBOR + 1.607%, 3.322%, 7/01/2035(a)	2,498,216
2,188,775	FNMA, 1-year CMT + 2.174%, 3.327%, 11/01/2033(a)	2,305,299
1,187,636	FNMA, 1-year CMT + 2.223%, 3.348%, 8/01/2035(a)	1,249,176
802,969	FNMA, 12-month LIBOR + 1.665%, 3.368%, 4/01/2037(a)	835,877
288,717	FNMA, 12-month LIBOR + 1.620%, 3.370%, 8/01/2035(a)	301,693
2,719,951	FNMA, 12-month LIBOR +1.624%, 3.374%, 7/01/2038(a)	2,837,721
469,994	FNMA, 1-year CMT + 2.185%, 3.378%, 12/01/2034(a)	489,870
784,228	FNMA, 12-month LIBOR + 1.632%, 3.382%, 8/01/2034(a)	822,163
388,865	FNMA, 12-month LIBOR +1.657%, 3.407%, 8/01/2038(a)	403,742

Information Classification: Limited Access

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Hybrid ARMs – continued
$517,533	FNMA, 12-month LIBOR + 1.660%, 3.410%, 10/01/2033(a)	$543,426
1,121,385	FNMA, 12-month LIBOR + 1.800%, 3.425%, 12/01/2041(a)	1,169,856
549,829	FNMA, 12-month LIBOR +1.681%, 3.430%, 11/01/2036(a)	578,169
903,875	FNMA, 1-year CMT + 2.287%, 3.467%, 10/01/2033(a)	948,064
782,888	FNMA, 1-year CMT + 2.512%, 3.467%, 5/01/2035(a)	831,343
1,919,966	FNMA, 12-month LIBOR +1.742%, 3.484%, 9/01/2037(a)	2,019,121
404,045	FNMA, 12-month LIBOR + 1.746%, 3.497%, 11/01/2035(a)	425,176
118,822	FNMA, 12-month LIBOR +1.830%, 3.499%, 1/01/2037(a)	124,561
651,056	FNMA, 12-month LIBOR +1.811%, 3.503%, 2/01/2037(a)	687,621
374,728	FNMA, 1-year CMT + 2.500%, 3.514%, 8/01/2036(a)	398,052
152,337	FNMA, 1-year CMT + 2.443%, 3.526%, 8/01/2033(a)	160,433
2,285,739	FNMA, 12-month LIBOR +1.784%, 3.534%, 3/01/2037(a)	2,392,947
1,173,265	FNMA, 12-month LIBOR +1.820%, 3.542%, 2/01/2047(a)	1,246,272
268,516	FNMA, 12-month LIBOR + 1.800%, 3.550%, 3/01/2034(a)	283,976
3,420,715	FNMA, 12-month LIBOR + 1.800%, 3.550%, 10/01/2041(a)	3,568,432
434,156	FNMA, 12-month LIBOR + 1.802%, 3.552%, 7/01/2041(a)	453,618
2,258,844	FNMA, 6-month LIBOR + 2.159%, 3.567%, 7/01/2037(a)	2,387,510
901,847	FNMA, 12-month LIBOR + 2.473%, 4.338%, 6/01/2035(a)	970,460

		83,554,651

	Mortgage Related – 15.3%
85,353	FHLMC, 3.000%, 10/01/2026	86,956
608,797	FHLMC, 4.000%, with various maturities from 2024 to 2042(f)	636,654
364,263	FHLMC, 4.500%, with various maturities from 2025 to 2034(f)	379,999
166,032	FHLMC, 5.500%, 10/01/2023	174,265
177,241	FHLMC, COFI + 1.250%, 5.769%, 6/01/2020(a)	180,669
276,255	FHLMC, COFI + 1.250%, 5.897%, 8/01/2020(a)	284,326
138,270	FHLMC, COFI + 1.250%, 5.923%, 10/01/2020(a)	141,791

Information Classification: Limited Access

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$207,478	FHLMC, COFI + 1.250%, 5.953%, 11/01/2020(a)	$212,889
10,183	FHLMC, 6.000%, 11/01/2019	10,368
298,257	FHLMC, 6.500%, 12/01/2034	335,565
329	FHLMC, 7.500%, 6/01/2026	360
7,354	FHLMC, 11.500%, 4/01/2020	7,424
166,904	FNMA, 3.000%, 3/01/2042	167,736
1,699,555	FNMA, 5.000%, with various maturities from 2037 to 2038(f)	1,846,167
932,695	FNMA, 5.500%, with various maturities from 2018 to 2033(f)	1,002,006
1,053,096	FNMA, 6.000%, with various maturities from 2018 to 2022(f)	1,107,514
204,870	FNMA, 6.500%, with various maturities from 2032 to 2037(f)	227,343
5,237	FNMA, 7.000%, 12/01/2022	5,243
77,019	FNMA, 7.500%, with various maturities from 2030 to 2032(f)	83,576
3,730,373	GNMA, 1-month LIBOR +1.719%, 2.963%, 2/20/2061(a)	3,899,486
2,824,278	GNMA, 1-month LIBOR + 1.890%, 3.122%, 2/20/2063(a)	2,964,944
3,772,362	GNMA, 1-month LIBOR + 2.165%, 3.395%, 3/20/2063(a)	3,969,340
901,906	GNMA, 1-month LIBOR + 2.269%, 3.497%, 5/20/2065(a)	963,955
1,032,262	GNMA, 1-month LIBOR + 2.274%, 3.504%, 6/20/2065(a)	1,107,220
2,104,167	GNMA, 1-month LIBOR + 2.364%, 3.599%, 2/20/2063(a)	2,224,843
1,786,342	GNMA, 4.431%, 3/20/2063(b)	1,849,302
1,569,362	GNMA, 4.441%, 2/20/2063(b)	1,623,282
3,270,426	GNMA, 4.443%, 6/20/2063(b)	3,400,821
3,378,204	GNMA, 4.458%, 2/20/2062(b)	3,451,989
4,230,948	GNMA, 4.487%, 10/20/2065(b)	4,593,904
3,113,428	GNMA, 4.509%, 12/20/2061(b)	3,175,414
11,696,499	GNMA, 4.517%, 12/20/2061(b)	11,903,462
6,104,762	GNMA, 4.543%, 12/20/2062(b)	6,309,919
1,580,676	GNMA, 4.565%, 3/20/2062(b)	1,617,863

Information Classification: Limited Access

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$3,224,465	GNMA, 4.572%, 6/20/2062(b)	$3,303,936
687,257	GNMA, 4.575%, 8/20/2061(b)	699,678
9,844,205	GNMA, 4.582%, 11/20/2062(b)	10,140,159
1,344,734	GNMA, 4.586%, 4/20/2063(b)	1,391,071
616,515	GNMA, 4.588%, 7/20/2063(b)	662,993
2,018,552	GNMA, 4.604%, 2/20/2066(b)	2,177,617
1,841,138	GNMA, 4.630%, 3/20/2064(b)	1,981,621
1,234,080	GNMA, 4.638%, 3/20/2062(b)	1,261,284
395,687	GNMA, 4.652%, 1/20/2064(b)	427,709
5,013,892	GNMA, 4.669%, 2/20/2062(b)	5,116,092
6,162,518	GNMA, 4.683%, with various maturities from 2061 to 2063(b)(f)	6,368,770
1,564,078	GNMA, 4.684%, 5/20/2064(b)	1,694,700
2,129,198	GNMA, 4.688%, 2/20/2062(b)	2,174,173
656,041	GNMA, 4.698%, 6/20/2061(b)	663,149
4,051,853	GNMA, 4.700%, with various maturities in 2061(b)(f)	4,104,671
735,281	GNMA, 4.715%, 3/20/2061(b)	742,688
866,522	GNMA, 4.733%, 8/20/2062(b)	886,390
328,424	GNMA, 5.009%, 4/20/2061(b)	338,346
15,786	GNMA, 6.000%, 12/15/2031	17,847
62,363	GNMA, 6.500%, 5/15/2031	71,310
67,590	GNMA, 7.000%, 10/15/2028	74,002
3,742,261	Government National Mortgage Association, Series 2015-H04, Class FL, 1-month LIBOR + 0.470%, 1.713%, 2/20/2065(a)	3,739,113
5,704,139	Government National Mortgage Association, Series 2015-H12, Class FL, 1-month LIBOR + 0.230%, 1.473%, 5/20/2065(a)	5,661,910

		113,645,824

	Non-Agency Commercial Mortgage-Backed Securities – 3.8%
475,626	Barclays Commercial Mortgage Securities, Series 2015-RRI, Class A, 1-month LIBOR + 1.250%, 2.727%, 5/15/2032, 144A(a)	475,993
1,310,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	1,298,971

Information Classification: Limited Access

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$1,691,925	Commercial Mortgage Pass Through Certificates, Series 2014-FL5, Class A, 1-month LIBOR + 1.370%, 2.802%, 10/15/2031, 144A(a)	$1,694,265
1,488,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,569,509
4,282,000	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	4,424,809
1,399,000	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/2044, 144A	1,473,402
1,177,707	GP Portfolio Trust, Series 2014-GPP, Class A, 1-month LIBOR + 1.200%, 2.677%, 2/15/2027, 144A(a)	1,177,839
2,600,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	2,639,177
5,535,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, 1-month LIBOR + 0.900%, 2.377%, 10/15/2029, 144A(a)	5,534,994
3,633,627	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 1-month LIBOR + 1.700%, 3.177%, 7/15/2036, 144A(a)	3,647,224
1,040,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048	1,058,171
3,450,004	Starwood Retail Property Trust, Inc., 1-month LIBOR + 1.220%, 2.697%, 11/15/2027, 144A(a)	3,452,480

		28,446,834

	Sovereigns – 0.3%
1,955,000	U.S. Department of Housing and Urban Development, Series 4, 1.880%, 8/01/2019	1,949,721

	Treasuries – 27.8%
7,100,000	U.S. Treasury Note, 0.875%, 7/31/2019	6,992,945
20,395,000	U.S. Treasury Note, 1.125%, 6/30/2021	19,751,283
25,890,000	U.S. Treasury Note, 1.125%, 8/31/2021	25,010,144
4,500,000	U.S. Treasury Note, 1.375%, 12/15/2019	4,455,703
4,145,000	U.S. Treasury Note, 1.375%, 1/31/2021	4,065,986
5,000,000	U.S. Treasury Note, 1.500%, 10/31/2019	4,965,625
7,550,000	U.S. Treasury Note, 1.750%, 11/15/2020	7,506,646
15,000,000	U.S. Treasury Note, 1.750%, 12/31/2020	14,895,703
8,460,000	U.S. Treasury Note, 1.750%, 6/30/2022	8,306,993
12,605,000	U.S. Treasury Note, 1.750%, 9/30/2022	12,352,408
7,895,000	U.S. Treasury Note, 1.875%, 4/30/2022	7,800,630
1,395,000	U.S. Treasury Note, 1.875%, 7/31/2022	1,376,091
17,015,000	U.S. Treasury Note, 2.000%, 12/31/2021	16,928,596

Information Classification: Limited Access

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Treasuries – continued
$16,245,000	U.S. Treasury Note, 2.000%, 11/15/2026	$15,721,480
13,945,000	U.S. Treasury Note, 2.125%, 9/30/2021	13,953,716
26,120,000	U.S. Treasury Note, 2.250%, 1/31/2024	26,063,883
16,775,000	U.S. Treasury Note, 2.250%, 12/31/2024	16,684,572

		206,832,404

	Total Bonds and Notes (Identified Cost $673,578,249)	662,990,971

Short-Term Investments – 10.8%
5,762,614	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/2017 at 0.540% to be repurchased at $5,762,960 on 1/02/2018 collateralized by $5,850,000 U.S. Treasury Note, 2.250% due 1/31/2024 valued at $5,882,111 including accrued interest(g)	5,762,614
8,725,000	U.S. Treasury Bills, 1.160%, 1/18/2018(h)	8,720,196
9,795,000	U.S. Treasury Bills, 1.036%, 2/01/2018(h)	9,784,671
9,000,000	U.S. Treasury Bills, 1.240%, 2/15/2018(h)	8,986,388
17,495,000	U.S. Treasury Bills, 1.416%, 3/29/2018(h)	17,437,795
29,300,000	U.S. Treasury Cash Management Bills, 1.017%-1.151%, 1/02/2018(h)(i)	29,300,000

	Total Short-Term Investments (Identified Cost $79,989,396)	79,991,664

Information Classification: Limited Access

Description	Value (†)
Total Investments – 100.0% (Identified Cost $753,567,645)	742,982,635
Other assets less liabilities – (0.0)%	(97,966)

Net Assets – 100.0%	$742,884,669

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of December 31, 2017, securities of the Fund were fair valued as follows:

Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$252,505	Less than 0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of December 31, 2017 is disclosed.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2017 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)	Fair valued by the Fund’s adviser. At December 31, 2017, the value of these securities amounted to $252,505 or less than 0.1% of net assets.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

Information Classification: Limited Access

(f)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(h)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(i)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the value of Rule 144A holdings amounted to $37,754,423 or 5.1% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
COFI	Cost Of Funds Index
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average Interest
REMIC	Real Estate Mortgage Investment Conduit

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017, at value:

Information Classification: Limited Access

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$111,081,064	$252,505	(a)	$111,333,569
All Other Non-Convertible Bonds*	—	551,657,402	—		551,657,402

Total Bonds and Notes	—	662,738,466	252,505		662,990,971

Short-Term Investments	—	79,991,664	—		79,991,664

Total	$—	$742,730,130	$252,505		$742,982,635

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

For the period ended December 31, 2017, there were no transfers among Levels 1, 2 and 3.

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2017
Bonds and Notes
Collateralized Mortgage Obligations	$274,554	$—	$(4)	$125	$—	$(22,130)	$—	$—	$252,505	$(248)

Information Classification: Limited Access

Industry Summary at December 31, 2017 (Unaudited)

Treasuries	27.8%
Mortgage Related	15.3
Collateralized Mortgage Obligations	15.0
Agency Commercial Mortgage-Backed Securities	13.6
Hybrid ARMs	11.3
Non-Agency Commercial Mortgage-Backed Securities	3.8
Other Investments, less than 2% each	2.4
Short-Term Investments	10.8

Total Investments	100.0
Other assets less liabilities	(0.0)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2017 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 97.5% of Net Assets
	Aerospace & Defense – 3.9%
181,339	Astronics Corp.(a)	$7,520,128
224,226	Hexcel Corp.	13,868,378
211,563	KLX, Inc.(a)	14,439,175
256,277	Mercury Systems, Inc.(a)	13,159,824

		48,987,505

	Auto Components – 1.9%
90,496	Dorman Products, Inc.(a)	5,532,925
144,006	Gentherm, Inc.(a)	4,572,191
105,276	LCI Industries	13,685,880

		23,790,996

	Banks – 4.5%
220,724	Chemical Financial Corp.	11,802,112
244,949	Pacific Premier Bancorp, Inc.(a)	9,797,960
200,113	Pinnacle Financial Partners, Inc.	13,267,492
298,048	Renasant Corp.	12,187,183
130,828	UMB Financial Corp.	9,409,150

		56,463,897

	Beverages – 0.7%
121,658	MGP Ingredients, Inc.	9,353,067

	Biotechnology – 4.3%
413,818	Ablynx NV, Sponsored ADR(a)	10,341,312
105,142	Advanced Accelerator Applications S.A., ADR(a)	8,581,690
139,763	Agios Pharmaceuticals, Inc.(a)	7,990,251
273,974	Genomic Health, Inc.(a)	9,369,911
198,866	Global Blood Therapeutics, Inc.(a)	7,825,377
608,355	Ironwood Pharmaceuticals, Inc.(a)	9,119,241

		53,227,782

	Building Products – 3.0%
198,084	Apogee Enterprises, Inc.	9,058,381
186,910	Patrick Industries, Inc.(a)	12,980,900
137,264	Trex Co., Inc.(a)	14,878,045

		36,917,326

	Capital Markets – 2.1%
290,158	Artisan Partners Asset Management, Inc., Class A	11,461,241
75,909	MarketAxess Holdings, Inc.	15,314,641

		26,775,882

	Chemicals – 0.9%
166,772	Ingevity Corp.(a)	11,752,423

	Commercial Services & Supplies – 1.0%
235,609	Healthcare Services Group, Inc.	12,421,306

Shares	Description	Value (†)
Common Stocks – continued
	Construction & Engineering – 2.2%
233,319	Granite Construction, Inc.	$14,799,424
450,945	Primoris Services Corp.	12,261,195

		27,060,619

	Consumer Finance – 1.0%
214,190	Green Dot Corp., Class A(a)	12,907,089

	Distributors – 1.1%
104,266	Pool Corp.	13,518,087

	Diversified Consumer Services – 3.0%
213,113	Bright Horizons Family Solutions, Inc.(a)	20,032,622
198,833	Grand Canyon Education, Inc.(a)	17,801,518

		37,834,140

	Diversified Telecommunication Services – 1.9%
292,458	Cogent Communications Holdings, Inc.	13,248,347
1,019,494	ORBCOMM, Inc.(a)	10,378,449

		23,626,796

	Electrical Equipment – 1.0%
258,523	Generac Holdings, Inc.(a)	12,802,059

	Electronic Equipment, Instruments & Components – 1.0%
277,707	II-VI, Inc.(a)	13,038,344

	Energy Equipment & Services – 1.4%
176,927	Dril-Quip, Inc.(a)	8,439,418
621,184	Forum Energy Technologies, Inc.(a)	9,659,411

		18,098,829

	Health Care Equipment & Supplies – 7.8%
456,738	AtriCure, Inc.(a)	8,330,901
101,327	Inogen, Inc.(a)	12,066,019
303,167	Insulet Corp.(a)	20,918,523
184,808	iRhythm Technologies, Inc.(a)	10,358,488
272,896	Merit Medical Systems, Inc.(a)	11,789,107
137,270	Neogen Corp.(a)	11,284,967
116,727	Penumbra, Inc.(a)	10,984,011
539,451	Wright Medical Group NV(a)	11,975,812

		97,707,828

	Health Care Providers & Services – 3.2%
310,913	AMN Healthcare Services, Inc.(a)	15,312,465
340,145	HealthEquity, Inc.(a)	15,871,166
242,934	Tivity Health, Inc.(a)	8,879,238

		40,062,869

	Health Care Technology – 2.4%
237,832	Medidata Solutions, Inc.(a)	15,071,414
429,594	Teladoc, Inc.(a)	14,971,351

		30,042,765

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – 2.6%
536,487	Planet Fitness, Inc., Class A(a)	$18,578,545
363,046	Wingstop, Inc.	14,151,533

		32,730,078

	Household Durables – 1.5%
239,449	Installed Building Products, Inc.(a)	18,186,152

	Insurance – 1.5%
243,950	Kinsale Capital Group, Inc.	10,977,750
280,491	Trupanion, Inc.(a)	8,209,972

		19,187,722

	Internet Software & Services – 6.9%
305,727	2U, Inc.(a)	19,722,449
284,240	Envestnet, Inc.(a)	14,169,364
433,904	Five9, Inc.(a)	10,795,531
125,820	LogMeIn, Inc.	14,406,390
442,419	Mimecast Ltd.(a)	12,684,153
382,714	Q2 Holdings, Inc.(a)	14,103,011

		85,880,898

	IT Services – 3.6%
169,534	Euronet Worldwide, Inc.(a)	14,286,630
275,212	InterXion Holding NV(a)	16,218,243
353,855	WNS Holdings Ltd., ADR(a)	14,200,201

		44,705,074

	Life Sciences Tools & Services – 2.3%
347,891	Accelerate Diagnostics, Inc.(a)	9,114,744
209,880	PRA Health Sciences, Inc.(a)	19,113,772

		28,228,516

	Machinery – 3.5%
204,424	Albany International Corp., Class A	12,561,855
144,949	Proto Labs, Inc.(a)	14,929,747
124,944	RBC Bearings, Inc.(a)	15,792,921

		43,284,523

	Multiline Retail – 1.3%
302,291	Ollie’s Bargain Outlet Holdings, Inc.(a)	16,096,996

	Oil, Gas & Consumable Fuels – 0.7%
178,774	PDC Energy, Inc.(a)	9,214,012

	Pharmaceuticals – 3.0%
300,675	Aclaris Therapeutics, Inc.(a)	7,414,645
152,425	Aerie Pharmaceuticals, Inc.(a)	9,107,394
278,178	Dermira, Inc.(a)	7,736,130
327,393	Supernus Pharmaceuticals, Inc.(a)	13,046,611

		37,304,780

Shares	Description	Value (†)
Common Stocks – continued
	Professional Services – 1.2%
251,208	WageWorks, Inc.(a)	$15,574,896

	Semiconductors & Semiconductor Equipment – 4.4%
172,279	MKS Instruments, Inc.	16,280,365
130,333	Monolithic Power Systems, Inc.	14,644,216
285,048	Semtech Corp.(a)	9,748,642
164,880	Silicon Laboratories, Inc.(a)	14,558,904

		55,232,127

	Software – 8.9%
148,384	Blackbaud, Inc.	14,020,804
515,809	Callidus Software, Inc.(a)	14,777,928
198,025	CommVault Systems, Inc.(a)	10,396,312
213,719	Guidewire Software, Inc.(a)	15,870,773
172,969	HubSpot, Inc.(a)	15,290,460
276,360	RealPage, Inc.(a)	12,242,748
289,675	RingCentral, Inc., Class A(a)	14,020,270
65,671	Ultimate Software Group, Inc. (The)(a)	14,331,382

		110,950,677

	Specialty Retail – 1.4%
248,480	At Home Group, Inc.(a)	7,551,307
236,932	National Vision Holdings, Inc.(a)	9,621,809

		17,173,116

	Textiles, Apparel & Luxury Goods – 2.1%
196,416	Columbia Sportswear Co.	14,118,382
253,526	Steven Madden Ltd.(a)	11,839,664

		25,958,046

	Thrifts & Mortgage Finance – 1.0%
302,157	Essent Group Ltd.(a)	13,119,657

	Trading Companies & Distributors – 3.3%
141,648	Beacon Roofing Supply, Inc.(a)	9,031,477
506,021	BMC Stock Holdings, Inc.(a)	12,802,331
246,222	SiteOne Landscape Supply, Inc.(a)	18,885,227

		40,719,035

	Total Common Stocks (Identified Cost $857,844,277)	1,219,935,914

Principal Amount
Short-Term Investments – 2.9%
$35,922,655	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/2017 at 0.540% to be repurchased at $35,924,810 on 1/02/2018 collateralized by $36,445,000 U.S. Treasury Note, 2.250% due 1/31/2024 valued at $36,645,047 including accrued interest(b) (Identified Cost $35,922,655)	35,922,655

Description	Value (†)
Total Investments – 100.4% (Identified Cost $893,766,932)	$1,255,858,569
Other assets less liabilities – (0.4)%	(5,177,575)

Net Assets – 100.0%	$1,250,680,994

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,219,935,914	$—	$—	$1,219,935,914
Short-Term Investments	—	35,922,655	—	35,922,655

Total	$1,219,935,914	$35,922,655	$—	$1,255,858,569

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at December 31, 2017 (Unaudited)

Software	8.9%
Health Care Equipment & Supplies	7.8
Internet Software & Services	6.9
Banks	4.5
Semiconductors & Semiconductor Equipment	4.4
Biotechnology	4.3
Aerospace & Defense	3.9
IT Services	3.6
Machinery	3.5
Trading Companies & Distributors	3.3
Health Care Providers & Services	3.2
Diversified Consumer Services	3.0
Pharmaceuticals	3.0
Building Products	3.0
Hotels, Restaurants & Leisure	2.6
Health Care Technology	2.4
Life Sciences Tools & Services	2.3
Construction & Engineering	2.2
Capital Markets	2.1
Textiles, Apparel & Luxury Goods	2.1
Other Investments, less than 2% each	20.5
Short-Term Investments	2.9

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2017 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 96.1% of Net Assets
	Aerospace & Defense – 4.1%
3,043	HEICO Corp.	$287,107
3,868	Hexcel Corp.	239,236
4,751	Mercury Systems, Inc.(a)	243,964

		770,307

	Air Freight & Logistics – 1.8%
3,746	XPO Logistics, Inc.(a)	343,096

	Auto Components – 1.2%
1,791	LCI Industries	232,830

	Banks – 4.3%
4,810	Columbia Banking System, Inc.	208,947
8,036	Home BancShares, Inc.	186,837
2,314	UMB Financial Corp.	166,423
4,344	Western Alliance Bancorp(a)	245,957

		808,164

	Biotechnology – 2.2%
12,257	Ironwood Pharmaceuticals, Inc.(a)	183,732
2,955	Neurocrine Biosciences, Inc.(a)	229,279

		413,011

	Building Products – 1.5%
2,203	American Woodmark Corp.(a)	286,941

	Capital Markets – 6.1%
1,738	Cboe Global Markets, Inc.	216,537
1,242	MarketAxess Holdings, Inc.	250,574
1,810	MSCI, Inc.	229,037
4,273	SEI Investments Co.	307,058
2,715	Stifel Financial Corp.	161,705

		1,164,911

	Chemicals – 0.9%
2,341	Ingevity Corp.(a)	164,970

	Commercial Services & Supplies – 3.5%
4,716	Healthcare Services Group, Inc.	248,628
4,708	KAR Auction Services, Inc.	237,801
5,657	Ritchie Bros. Auctioneers, Inc.	169,314

		655,743

	Consumer Finance – 0.6%
9,944	SLM Corp.(a)	112,367

	Diversified Consumer Services – 3.2%
3,375	Bright Horizons Family Solutions, Inc.(a)	317,250

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Consumer Services – continued
3,346	Grand Canyon Education, Inc.(a)	$299,567

		616,817

	Diversified Telecommunication Services – 1.3%
5,389	Cogent Communications Holdings, Inc.	244,122

	Electrical Equipment – 1.3%
4,813	Generac Holdings, Inc.(a)	238,340

	Electronic Equipment, Instruments & Components – 5.2%
633	Coherent, Inc.(a)	178,645
5,898	National Instruments Corp.	245,534
1,650	Rogers Corp.(a)	267,168
7,040	Trimble, Inc.(a)	286,106

		977,453

	Energy Equipment & Services – 1.3%
2,801	Dril-Quip, Inc.(a)	133,608
4,351	Oil States International, Inc.(a)	123,133

		256,741

	Food Products – 0.8%
4,912	Blue Buffalo Pet Products, Inc.(a)	161,064

	Health Care Equipment & Supplies – 6.2%
799	ABIOMED, Inc.(a)	149,740
1,162	Cantel Medical Corp.	119,535
4,731	Merit Medical Systems, Inc.(a)	204,379
2,054	Penumbra, Inc.(a)	193,281
1,657	STERIS PLC	144,938
1,664	West Pharmaceutical Services, Inc.	164,187
9,408	Wright Medical Group NV(a)	208,858

		1,184,918

	Health Care Providers & Services – 2.8%
5,204	HealthEquity, Inc.(a)	242,819
1,451	WellCare Health Plans, Inc.(a)	291,810

		534,629

	Health Care Technology – 2.0%
4,969	Cotiviti Holdings, Inc.(a)	160,051
3,952	Veeva Systems, Inc., Class A(a)	218,467

		378,518

	Hotels, Restaurants & Leisure – 4.1%
15,788	Arcos Dorados Holdings, Inc., Class A(a)	163,406
10,182	Planet Fitness, Inc., Class A(a)	352,603
1,199	Vail Resorts, Inc.	254,751

		770,760

	Internet Software & Services – 3.9%
1,034	CoStar Group, Inc.(a)	307,046

Shares	Description	Value (†)
Common Stocks – continued
	Internet Software & Services – continued
5,909	GTT Communications, Inc.(a)	$277,428
2,133	j2 Global, Inc.	160,039

		744,513

	IT Services – 4.3%
5,011	Black Knight, Inc.(a)	221,236
2,291	Broadridge Financial Solutions, Inc.	207,519
1,543	EPAM Systems, Inc.(a)	165,764
1,868	Gartner, Inc.(a)	230,044

		824,563

	Life Sciences Tools & Services – 1.5%
2,530	ICON PLC(a)	283,739

	Machinery – 8.0%
4,884	Altra Industrial Motion Corp.	246,154
9,344	Gardner Denver Holdings, Inc.(a)	317,042
2,039	John Bean Technologies Corp.	225,921
1,548	Middleby Corp. (The)(a)	208,903
4,095	Sun Hydraulics Corp.	264,905
1,717	WABCO Holdings, Inc.(a)	246,389

		1,509,314

	Media – 1.4%
6,138	Live Nation Entertainment, Inc.(a)	261,295

	Oil, Gas & Consumable Fuels – 1.9%
1,771	Diamondback Energy, Inc.(a)	223,589
4,767	Parsley Energy, Inc., Class A(a)	140,340

		363,929

	Professional Services – 1.5%
5,077	TransUnion(a)	279,032

	Real Estate Management & Development – 1.1%
3,033	First Service Corp.	212,067

	Semiconductors & Semiconductor Equipment – 2.3%
3,069	Advanced Energy Industries, Inc.(a)	207,096
2,586	Silicon Laboratories, Inc.(a)	228,344

		435,440

	Software – 10.1%
2,581	Blackbaud, Inc.	243,879
9,593	Callidus Software, Inc.(a)	274,839
3,614	Guidewire Software, Inc.(a)	268,376
3,569	HubSpot, Inc.(a)	315,500
3,556	Paylocity Holding Corp.(a)	167,701
4,238	PTC, Inc.(a)	257,543
3,837	Talend S.A., ADR(a)	143,811
1,075	Ultimate Software Group, Inc. (The)(a)	234,597

		1,906,246

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – 2.4%
4,722	Camping World Holdings, Inc., Class A	$211,215
4,848	Floor & Decor Holdings, Inc., Class A(a)	236,001

		447,216

	Textiles, Apparel & Luxury Goods – 1.9%
1,516	Carter’s, Inc.	178,115
2,448	Columbia Sportswear Co.	175,962

		354,077

	Trading Companies & Distributors – 1.4%
10,460	BMC Stock Holdings, Inc.(a)	264,638

	Total Common Stocks (Identified Cost $14,038,509)	18,201,771

Principal Amount
Short-Term Investments – 4.0%
$758,473	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/2017 at 0.540% to be repurchased at $758,518 on 1/02/2018 collateralized by $770,000 U.S. Treasury Note, 2.250% due 1/31/2024 valued at $774,227 including accrued interest(b) (Identified Cost $758,473)	758,473

	Description	Value (†)
	Total Investments – 100.1% (Identified Cost $14,796,982)	$18,960,244
	Other assets less liabilities – (0.1)%	(28,161)

	Net Assets – 100.0%	$18,932,083

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

SLM	Sallie Mae

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$18,201,771	$—	$—	$18,201,771
Short-Term Investments	—	758,473	—	758,473

Total	$18,201,771	$758,473	$—	$18,960,244

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at December 31, 2017 (Unaudited)

Software	10.1%
Machinery	8.0
Health Care Equipment & Supplies	6.2
Capital Markets	6.1
Electronic Equipment, Instruments & Components	5.2
IT Services	4.3
Banks	4.3
Hotels, Restaurants & Leisure	4.1
Aerospace & Defense	4.1
Internet Software & Services	3.9
Commercial Services & Supplies	3.5
Diversified Consumer Services	3.2
Health Care Providers & Services	2.8
Specialty Retail	2.4
Semiconductors & Semiconductor Equipment	2.3
Biotechnology	2.2
Health Care Technology	2.0
Other Investments, less than 2% each	21.4
Short-Term Investments	4.0

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2017 (Unaudited)

Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 69.1% of Net Assets
Non-Convertible Bonds – 63.5%
	ABS Other – 0.3%
$21,396,647	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(a)(b)(c)(n)	$15,084,636
8,494,926	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(a)(b)(c)(n)	2,448,237
42,000,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, 0.00%, 1/05/2030, 144A(a)(b)(c)(d)(n)	—
11,238,245	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(b)(e)	10,790,646

		28,323,519

	Aerospace & Defense – 0.9%
620,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	486,456
10,225,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	10,048,926
3,145,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	3,396,600
9,576,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	11,175,000
8,815,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	11,106,900
5,310,000	Textron Financial Corp., 3-month LIBOR + 1.735%, 3.151%, 2/15/2067, 144A(f)	4,686,075
24,513,000	TransDigm, Inc., 6.500%, 7/15/2024	25,125,825
17,765,000	TransDigm, Inc., 6.500%, 5/15/2025	18,164,712

		84,190,494

	Airlines – 2.8%
130,040,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	133,616,100
11,695,210	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	12,013,553
175,117	Continental Airlines Pass Through Certificates, Series 1999-1, Clss B, 6.795%, 2/02/2020(a)	177,743
2,164,773	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	2,269,115
2,083,946	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	2,161,218
21,015,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	21,235,658
930	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021(a)	923
243,371	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	264,058
451,321	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA Insured), 6.264%, 5/20/2023	477,272

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$33,395,288	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	$35,412,698
4,945,653	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	5,353,670
48,950,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	50,859,050
2,238,956	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	2,318,192
2,635,083	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	2,696,981

		268,856,231

	Automotive – 0.4%
1,220,000	Ford Motor Co., 6.625%, 2/15/2028	1,453,142
1,345,000	Ford Motor Co., 7.500%, 8/01/2026	1,666,198
4,977,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	5,599,125
26,055,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	26,250,413

		34,968,878

	Banking – 4.7%
6,000,000	Ally Financial, Inc., 8.000%, 11/01/2031	7,800,000
983,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028, 144A	983,211
265,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	279,266
1,500,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%(g)	1,505,100
7,045,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	7,356,856
10,000,000	Bank of Nova Scotia (The), 2.462%, 3/14/2019, (CAD)	8,002,705
36,445,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	26,912,602
3,450,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	3,596,966
25,000,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	20,462,212
19,245,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	19,705,395
45,620,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	32,774,060
36,195,000	Morgan Stanley, 4.350%, 9/08/2026	37,927,243
35,325,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	28,133,130
185,000,000	Morgan Stanley, 5.000%, 9/30/2021, (AUD)	154,159,834

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$46,735,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	$48,690,446
10,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	11,935,409
53,095,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	42,912,756

		453,137,191

	Brokerage – 1.2%
3,325,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	3,366,562
1,675,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 8/15/2024, 144A	1,718,969
22,540,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	23,328,900
43,025,000	Jefferies Group LLC, 5.125%, 1/20/2023	46,630,670
20,010,000	Jefferies Group LLC, 6.250%, 1/15/2036	22,754,663
15,215,000	Jefferies Group LLC, 6.450%, 6/08/2027	17,675,693

		115,475,457

	Building Materials – 0.3%
10,265,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	10,425,031
1,859,000	Masco Corp., 6.500%, 8/15/2032	2,269,415
195,000	Masco Corp., 7.125%, 3/15/2020	212,634
1,226,000	Masco Corp., 7.750%, 8/01/2029	1,596,547
2,000,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	2,120,000
10,800,000	Owens Corning, 7.000%, 12/01/2036	14,258,032

		30,881,659

	Cable Satellite – 0.9%
850,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	867,000
975,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	1,004,562
3,315,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	3,406,163
4,360,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	4,490,800
17,679,000	DISH DBS Corp., 5.875%, 11/15/2024	17,214,926
25,270,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	21,246,702

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$4,835,000	Time Warner Cable LLC, 4.500%, 9/15/2042	$4,536,274
135,000	Time Warner Cable LLC, 5.875%, 11/15/2040	146,474
11,275,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	9,642,502
7,000,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	7,183,750
20,300,000	VTR Finance BV, 6.875%, 1/15/2024, 144A	21,416,500

		91,155,653

	Chemicals – 1.9%
19,810,000	Aruba Investments, Inc., 8.750%, 2/15/2023, 144A	20,453,825
6,605,000	Chemours Co., 6.625%, 5/15/2023	6,984,787
33,788,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	34,379,290
26,164,000	Hexion, Inc., 7.875%, 2/15/2023(a)(b)(c)	13,343,640
8,757,000	Hexion, Inc., 9.200%, 3/15/2021(a)(b)(c)	4,728,780
16,660,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	12,432,525
90,205,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	91,341,583
885,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	885,000

		184,549,430

	Construction Machinery – 0.1%
1,310,000	United Rentals North America, Inc., 4.875%, 1/15/2028	1,316,550
5,105,000	United Rentals North America, Inc., 5.750%, 11/15/2024	5,373,013

		6,689,563

	Consumer Cyclical Services – 0.1%
670,000	ServiceMaster Co. LLC (The), 7.100%, 3/01/2018	676,553
5,500,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	5,953,750

		6,630,303

	Consumer Products – 0.1%
11,880,000	Avon Products, Inc., 8.950%, 3/15/2043	9,013,950

	Diversified Manufacturing – 0.4%
57,000,000	General Electric Co., GMTN, 4.250%, 1/17/2018, (NZD)	40,424,185

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Electric – 1.4%
$10,185,000		AES Corp., 5.500%, 4/15/2025	$10,697,407
5,093,000		AES Corp. (The), 4.875%, 5/15/2023	5,188,494
9,505,000		AES Corp. (The), 5.500%, 3/15/2024	9,885,200
34,852,340		Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	40,811,826
47,979,300		Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	15,919,532
6,145,000		Dynegy, Inc., 7.625%, 11/01/2024	6,590,513
11,255,000		Dynegy, Inc., 8.125%, 1/30/2026, 144A	12,296,087
29,959,000		EDP Finance BV, 4.125%, 1/15/2020, 144A	30,873,169
3,570,000		Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	4,590,382

			136,852,610

		Finance Companies – 2.8%
14,060,000		iStar, Inc., 5.000%, 7/01/2019	14,130,300
2,260,000		Navient Corp., 5.875%, 10/25/2024	2,243,050
109,950	(††)	Navient Corp., 6.000%, 12/15/2043	2,606,182
30,265,000		Navient Corp., MTN, 6.125%, 3/25/2024	30,643,312
22,945,000		Navient LLC, 5.500%, 1/25/2023	22,887,638
7,780,000		Navient LLC, MTN, 5.500%, 1/15/2019	7,916,150
6,490,000		Navient LLC, MTN, 7.250%, 1/25/2022	6,952,413
50,910,000		Navient LLC, Series A, MTN, 5.625%, 8/01/2033(b)(e)	44,418,975
45,875,000		Springleaf Finance Corp., 5.250%, 12/15/2019	47,193,906
26,970,000		Springleaf Finance Corp., 7.750%, 10/01/2021	29,667,000
55,015,000		Springleaf Finance Corp., 8.250%, 10/01/2023	61,479,262

			270,138,188

		Food & Beverage – 0.1%
4,880,000		Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/2019, 144A	4,977,600

		Government Owned—No Guarantee – 0.8%
22,160,000		Pertamina Persero PT, 6.450%, 5/30/2044, 144A	26,536,068

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Government Owned—No Guarantee – continued
$21,145,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	$20,911,771
30,955,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	27,662,626

		75,110,465

	Healthcare – 2.9%
260,000	CHS/Community Health Systems, Inc., 5.125%, 8/01/2021	234,000
3,195,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	1,837,125
40,686,000	HCA, Inc., 5.875%, 5/01/2023	43,432,305
14,620,000	HCA, Inc., 7.050%, 12/01/2027	16,082,000
20,447,000	HCA, Inc., 7.500%, 12/15/2023	22,900,640
24,215,000	HCA, Inc., 7.500%, 11/06/2033	27,120,800
14,056,000	HCA, Inc., 7.690%, 6/15/2025	15,918,420
32,745,000	HCA, Inc., 8.360%, 4/15/2024	38,720,962
10,815,000	HCA, Inc., MTN, 7.580%, 9/15/2025	12,383,175
9,492,000	HCA, Inc., MTN, 7.750%, 7/15/2036	10,725,960
9,975,000	Kindred Healthcare, Inc., 8.750%, 1/15/2023	10,573,500
955,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	952,613
13,710,000	Tenet Healthcare Corp., 5.125%, 5/01/2025, 144A	13,367,250
36,035,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	34,953,950
33,959,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	27,846,380
1,015,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	1,065,750
990,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	1,007,325

		279,122,155

	Home Construction – 0.9%
151,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	157,040
13,360,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(b)(e)	12,331,948
47,260,000	PulteGroup, Inc., 6.000%, 2/15/2035	50,804,500
13,190,000	PulteGroup, Inc., 6.375%, 5/15/2033	14,772,800

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Home Construction – continued
$10,305,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	$10,511,100
195,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	208,162

		88,785,550

	Independent Energy – 4.0%
595,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	592,538
540,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	538,117
4,810,000	Antero Resources Corp., 5.625%, 6/01/2023	5,002,400
28,825,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	30,914,812
8,145,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	7,758,113
8,225,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	7,659,531
15,000,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	14,175,000
8,645,000	California Resources Corp., 5.500%, 9/15/2021	7,099,706
1,188,000	California Resources Corp., 6.000%, 11/15/2024	821,205
50,620,000	California Resources Corp., 8.000%, 12/15/2022, 144A	41,761,500
1,310,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	1,241,225
55,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	57,200
21,335,000	Chesapeake Energy Corp., 8.000%, 1/15/2025, 144A	21,548,350
39,020,000	Chesapeake Energy Corp., 8.000%, 6/15/2027, 144A	37,459,200
15,215,000	Continental Resources, Inc., 3.800%, 6/01/2024	15,043,831
5,450,000	Continental Resources, Inc., 4.500%, 4/15/2023	5,559,000
550,000	Continental Resources, Inc., 5.000%, 9/15/2022	558,250
19,290,000	Eclipse Resources Corp., 8.875%, 7/15/2023	19,796,363
1,567,000	Halcon Resources Corp., 6.750%, 2/15/2025, 144A	1,629,680
15,580,000	Lonestar Resources America, Inc., 11.250%, 1/01/2023, 144A	15,930,550
180,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	153,000
11,460,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	9,669,375

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$1,022,000	Noble Energy, Inc., 5.625%, 5/01/2021	$1,048,020
1,065,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,088,963
7,170,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	7,729,403
2,055,000	QEP Resources, Inc., 5.250%, 5/01/2023	2,079,372
18,400,000	Rex Energy Corp., 8.000%, 10/01/2020	6,716,000
1,735,000	RSP Permian, Inc., 6.625%, 10/01/2022	1,819,581
17,908,000	Sanchez Energy Corp., 6.125%, 1/15/2023	15,132,260
9,520,000	Sanchez Energy Corp., 7.750%, 6/15/2021	8,948,800
8,241,000	SM Energy Co., 5.000%, 1/15/2024	7,947,414
21,280,000	SM Energy Co., 6.125%, 11/15/2022	21,679,000
801,000	SM Energy Co., 6.500%, 11/15/2021	811,013
2,522,000	SM Energy Co., 6.500%, 1/01/2023	2,572,440
1,110,000	Southwestern Energy Co., 6.700%, 1/23/2025	1,153,013
12,845,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	12,459,650
10,845,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	11,121,548
19,960,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	20,483,950
3,550,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	3,645,992
19,835,000	Whiting Petroleum Corp., 6.625%, 1/15/2026, 144A	20,231,700

		391,637,065

	Life Insurance – 0.6%
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	17,413,180
1,225,000	Genworth Holdings, Inc., 3-month LIBOR + 2.003%, 3.418%, 11/15/2066(f)	563,500
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(b)(e)	33,121,968
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(b)(e)	11,038,870

		62,137,518

	Local Authorities – 0.8%
95,480,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)	78,470,101

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Media Entertainment – 1.3%
111,590,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	$4,300,215
64,250,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	45,938,750
33,370,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	23,942,975
7,180,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	7,359,500
17,950,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	18,982,125
16,200,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	15,126,750
1,445,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	1,387,200
283,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	292,197
5,925,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	6,162,000

		123,491,712

	Metals & Mining – 1.6%
8,202,122	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(a)(b)(c)(h)(i)	3,281
2,000,000	AK Steel Corp., 7.625%, 10/01/2021	2,075,000
25,271,000	ArcelorMittal, 7.250%, 3/01/2041	31,967,815
8,705,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	10,931,486
12,315,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	12,909,814
1,810,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	1,963,850
2,690,000	Freeport-McMoRan, Inc., 3.550%, 3/01/2022	2,659,738
51,000,000	Lundin Mining Corp., 7.875%, 11/01/2022, 144A	54,570,000
2,431,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	2,482,659
16,135,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	13,205,156
11,719,000	United States Steel Corp., 6.650%, 6/01/2037	11,484,620
2,655,000	United States Steel Corp., 7.375%, 4/01/2020	2,880,675
10,000,000	Worthington Industries, Inc., 6.500%, 4/15/2020	10,827,159

		157,961,253

	Midstream – 0.5%
8,935,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	9,804,099

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$13,667,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	$13,325,325
882,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	899,640
8,125,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	8,389,062
505,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	622,413
11,820,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(g)	11,917,870
3,185,492	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	3,416,663

		48,375,072

	Non-Agency Commercial Mortgage-Backed Securities – 0.1%
6,515,814	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.814%, 8/10/2045(j)	6,634,066
8,161,348	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	6,481,227

		13,115,293

	Oil Field Services – 1.9%
7,120,000	Global Marine, Inc., 7.000%, 6/01/2028	7,262,400
12,610,000	Noble Holding International Ltd., 7.750%, 1/15/2024	10,844,600
18,385,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	15,070,184
12,020,000	Precision Drilling Corp., 5.250%, 11/15/2024	11,328,850
594,000	Precision Drilling Corp., 6.500%, 12/15/2021	605,138
80,284,500	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	84,198,369
39,300,000	Transocean, Inc., 5.800%, 10/15/2022	38,710,500
18,610,000	Transocean, Inc., 6.800%, 3/15/2038	14,934,525

		182,954,566

	Packaging – 0.0%
1,705,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	1,781,725

	Paper – 0.5%
15,225,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	21,400,690
4,865,000	WestRock MWV LLC, 7.950%, 2/15/2031	6,841,092
8,750,000	WestRock MWV LLC, 8.200%, 1/15/2030	12,301,307

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Paper – continued
$2,840,000	Weyerhaeuser Co., 6.950%, 10/01/2027	$3,559,677

		44,102,766

	Property & Casualty Insurance – 0.2%
12,510,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 12.619%, 1/15/2033, 144A(d)(f)	5,629,500
17,870,000	XL Group PLC, 3-month LIBOR + 2.458%, 3.817%(f)(g)	16,002,585

		21,632,085

	Railroads – 0.0%
1,153,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)(e)	1,117,246

	Retailers – 1.1%
3,325,000	Dillard’s, Inc., 7.000%, 12/01/2028	3,635,322
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,719,600
7,780,000	Foot Locker, Inc., 8.500%, 1/15/2022	9,102,600
830,000	J.C. Penney Corp., Inc., 5.650%, 6/01/2020	757,375
1,968,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	1,970,460
27,224,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	16,198,280
2,510,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	1,487,175
2,710,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	2,764,200
12,275,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	13,208,150
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	7,568,935
3,765,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	376,500
23,150,000	TRU Taj LLC/TRU Taj Finance, Inc., 11.000%, 1/22/2019, 144A	23,891,726
22,871,000	TRU Taj LLC/TRU Taj Finance, Inc., 12.000%, 8/15/2021, 144A	21,155,675

		103,835,998

	Supermarkets – 2.1%
3,505,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025	3,161,510
7,230,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024	6,850,425
88,305,000	New Albertson’s, Inc., 7.450%, 8/01/2029	77,708,400

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Supermarkets – continued
$25,595,000	New Albertson’s, Inc., 7.750%, 6/15/2026	$23,155,284
28,915,000	New Albertson’s, Inc., 8.000%, 5/01/2031	25,930,394
9,390,000	New Albertson’s, Inc., 8.700%, 5/01/2030	8,779,650
17,557,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	13,870,030
2,290,000	Safeway, Inc., 7.250%, 2/01/2031	1,912,150
34,580,000	SUPERVALU, Inc., 6.750%, 6/01/2021	34,450,325
7,710,000	SUPERVALU, Inc., 7.750%, 11/15/2022	7,575,075

		203,393,243

	Technology – 1.0%
4,537,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	4,701,466
17,060,000	Amkor Technology, Inc., 6.375%, 10/01/2022	17,605,920
56,340,000	KLA-Tencor Corp., 4.650%, 11/01/2024	61,111,710
15,170,000	KLA-Tencor Corp., 5.650%, 11/01/2034	17,528,865
150,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	175,516

		101,123,477

	Transportation Services – 0.1%
10,503,000	APL Ltd., 8.000%, 1/15/2024(b)(e)	10,266,683

	Treasuries – 19.5%
312,000,000	Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	241,922,864
29,490,000	Canadian Government International Bond, 1.250%, 9/01/2018, (CAD)	23,443,963
80,645,000	Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)	64,243,975
1,010,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(k)	1,169,394
1,100,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(k)	1,148,818
4,000,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(k)	4,140,354
4,455,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2037, (EUR)(k)	4,497,811
5,820,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(k)	5,911,660
4,000,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(k)	4,079,363

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Treasuries – continued
4,680,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2040, (EUR)(k)	$4,806,889
5,970,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(k)	6,160,245
4,000,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2042, (EUR)(k)	4,084,810
1,605,660,000		Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	13,697,898
4,496,156,000		Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	36,544,338
10,000,000	(†††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	44,956,643
9,930,439	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	48,779,730
4,250,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	21,626,637
7,740,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	38,909,615
27,224,481	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	140,696,395
3,035,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	16,347,093
21,700,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	124,398,250
252,700,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	185,813,659
175,365,000		New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	140,181,241
458,725,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	61,171,900
658,049,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	84,607,056
162,850,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	49,462,294
55,925,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	18,093,561
250,000,000		U.S. Treasury Note, 0.750%, 9/30/2018	248,222,655
250,000,000		U.S. Treasury Note, 1.000%, 11/30/2018	248,222,655

			1,887,341,766

		Wireless – 1.1%
293,000,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	13,762,096
134,600,000		America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	6,183,221
49,955,000		Sprint Capital Corp., 6.875%, 11/15/2028	50,267,219
6,260,000		Sprint Capital Corp., 8.750%, 3/15/2032	7,105,100

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – continued
$21,052,000	Sprint Communications, Inc., 6.000%, 11/15/2022	$21,052,000
8,200,000	Sprint Corp., 7.125%, 6/15/2024	8,343,500
4,727,000	Sprint Corp., 7.250%, 9/15/2021	5,004,711

		111,717,847

	Wirelines – 4.1%
4,370,000	Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	4,359,536
7,545,000	Bell Canada, Inc., Series M-17, 6.100%, 3/16/2035, (CAD)	7,471,111
22,335,000	CB Escrow Corp., 8.000%, 10/15/2025, 144A	22,670,025
1,240,000	CenturyLink, Inc., 5.625%, 4/01/2025	1,128,400
28,385,000	CenturyLink, Inc., 6.450%, 6/15/2021	28,668,850
7,410,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	6,706,050
2,965,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,549,900
2,025,000	CenturyLink, Inc., Series U, 7.650%, 3/15/2042	1,784,531
7,940,000	CenturyLink, Inc., Series W, 6.750%, 12/01/2023	7,781,200
350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	348,250
3,620,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	3,592,850
8,581,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	7,722,900
5,330,000	Embarq Corp., 7.995%, 6/01/2036	5,183,425
16,755,000	Frontier Communications Corp., 6.250%, 9/15/2021	11,896,050
18,725,000	Frontier Communications Corp., 6.875%, 1/15/2025	12,124,438
38,336,000	Frontier Communications Corp., 7.875%, 1/15/2027	24,055,840
25,745,000	Level 3 Parent LLC, 5.750%, 12/01/2022	25,849,267
4,667,000	Oi Brasil Holdings Cooperatief UA, 5.750%, 2/10/2022, 144A(h)	1,983,475
9,345,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)(h)	4,583,147
29,750,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)(h)	14,635,162
42,460,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	36,515,600

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$12,463,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	$12,545,754
33,395,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	29,387,600
26,401,000	Qwest Corp., 6.875%, 9/15/2033	25,309,693
30,646,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	34,400,135
16,440,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	19,111,500
18,600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	15,577,981
14,776,000	Verizon Communications, Inc., 2.450%, 11/01/2022	14,483,755
4,495,000	Windstream Services LLC/Windstream Finance Corp., 7.500%, 4/01/2023	2,989,175
5,575,000	Windstream Services LLC/Windstream Finance Corp., 7.750%, 10/15/2020	4,710,875
4,136,000	Windstream Services LLC/Windstream Finance Corp., 8.750%, 12/15/2024, 144A	2,889,947

		393,016,422

	Total Non-Convertible Bonds (Identified Cost $6,553,337,438)	6,146,754,919

Convertible Bonds – 4.2%
	Building Materials – 0.2%
19,486,000	KB Home, 1.375%, 2/01/2019	23,845,993

	Cable Satellite – 1.6%
9,595,000	DISH Network Corp., 2.375%, 3/15/2024, 144A	9,217,197
133,515,000	DISH Network Corp., 3.375%, 8/15/2026	145,281,009

		154,498,206

	Chemicals – 0.1%
4,305,000	RPM International, Inc., 2.250%, 12/15/2020	4,969,584

	Diversified Manufacturing – 0.1%
4,727,000	Trinity Industries, Inc., 3.875%, 6/01/2036	7,442,071

	Healthcare – 0.1%
8,835,000	Evolent Health, Inc., 2.000%, 12/01/2021	8,282,813

	Leisure – 0.2%
27,795,000	Rovi Corp., 0.500%, 3/01/2020	26,381,902

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Midstream – 0.4%
$27,985,000	Chesapeake Energy Corp., 5.500%, 9/15/2026, 144A	$25,483,840
9,965,000	SM Energy Co., 1.500%, 7/01/2021	9,747,016
1,000,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	920,000
		36,150,856
	Pharmaceuticals – 0.1%
1,655,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	1,960,141
7,595,000	Horizon Pharma Investment Ltd., 2.500%, 3/15/2022	7,063,350
		9,023,491
	Property & Casualty Insurance – 0.4%
29,182,000	Old Republic International Corp., 3.750%, 3/15/2018	40,453,547

	REITs—Mortgage – 0.0%
4,395,000	iStar, Inc., 3.125%, 9/15/2022, 144A	4,373,025

	Technology – 1.0%
5,160,346	Liberty Interactive LLC, 3.500%, 1/15/2031	5,295,392
18,395,000	Nuance Communications, Inc., 1.000%, 12/15/2035	17,597,945
7,775,000	Nuance Communications, Inc., 1.250%, 4/01/2025, 144A	7,940,219
39,710,000	Nuance Communications, Inc., 1.500%, 11/01/2035	40,901,300
10,415,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	12,179,040
11,570,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	11,888,175
		95,802,071
	Total Convertible Bonds (Identified Cost $376,653,344)	411,223,559
Municipals – 1.4%
	District of Columbia – 0.1%
3,850,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	5,529,716
	Illinois – 0.2%
17,570,000	State of Illinois, 5.100%, 6/01/2033	17,540,834
	Michigan – 0.1%
11,805,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	11,780,446

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – continued
	Puerto Rico – 0.1%
$63,900,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035(h)	$15,176,250

	Virginia – 0.9%
97,200,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	87,649,128

	Total Municipals (Identified Cost $180,596,811)	137,676,374
	Total Bonds and Notes (Identified Cost $7,110,587,593)	6,695,654,852
Loan Participations – 0.1%
	ABS Other – 0.1%
9,716,077	Rise Ltd., Series 2014-1, Class B, 6.500%, 2/15/2039 (a)(j) (Identified Cost $9,788,948)	9,667,497

Senior Loans – 1.2%
	Automotive – 0.1%
2,802,007	IBC Capital Ltd., 1st Lien Term Loan, 3-month LIBOR + 3.750%, 5.286%, 9/09/2021(f)	2,797,804
5,948,124	IBC Capital Ltd., 2nd Lien Term Loan, 3-month LIBOR + 7.000%, 8.536%, 9/09/2022(f)	5,814,291

		8,612,095
	Chemicals – 0.3%
31,355,000	Houghton International, Inc., New 2nd Lien Term Loan, 1-month LIBOR + 8.500%, 10.069%, 12/20/2020(f)	31,355,000

	Construction Machinery – 0.3%
21,276,995	Onsite Rental Group Pty Ltd., PIK Term Loan B, 3-month LIBOR, 1.377%, 10/26/2023, 144A(a)(b)(c)(f)(l)(n)	15,744,977
15,562,263	Onsite Rental Group Pty Ltd., Term Loan B, 1-month LIBOR + 4.500%, 6.052%, 10/26/2022(f)	15,251,017

		30,995,994
	Consumer Cyclical Services – 0.1%
8,353,795	Ex-Sigma 2 LLC, 2nd Lien PIK Term Loan, 7/12/2019(a)(b)(c)(l)(m)	7,518,416

	Financial Other – 0.2%
12,781,372	DBRS Ltd., Term Loan, 3-month LIBOR + 5.250%, 6.729%, 3/04/2022(f)	12,781,372

	Natural Gas – 0.0%
1,469,449	Southcross Holdings Borrower LP, Exit Term Loan B, PIK, 3.500%, 4/13/2023(l)	1,440,060

	Oil Field Services – 0.0%
340,291	Paragon Offshore Finance Co., Takeback Term Loan B, 3-month LIBOR + 1.000%, 2.354%, 7/18/2022(b)(e)(f)	286,978

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
Oil Field Services – continued
$2,880,512	Petroleum Geo-Services ASA, New Term Loan B, 3-month LIBOR + 2.500%, 4.193%, 3/19/2021(f)	$2,400,417

		2,687,395
	Retailers – 0.0%
2,614,748	Toys “R” Us Property Co. I LLC, New Term Loan B, 1-month LIBOR + 5.000%, 6.569%, 8/21/2019(f)	2,362,607

	Technology – 0.1%
9,507,380	IQOR U.S., Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.750%, 10.085%, 4/01/2022(f)	9,138,969

	Transportation Services – 0.1%
3,495,979	OSG Bulk Ships, Inc., OBS Term Loan, 3-month LIBOR + 4.250%, 5.650%, 8/05/2019(f)	3,364,880

	Utility Other – 0.0%
1,298,000	PowerTeam Services LLC, 2nd Lien Term Loan, 3-month LIBOR + 7.250%, 8.943%, 11/06/2020(f)	1,298,000

	Total Senior Loans (Identified Cost $120,105,158)	111,554,788

Shares
Common Stocks – 6.0%
	Aerospace & Defense – 0.4%
1,423,650	Arconic, Inc.	38,794,462

	Diversified Telecommunication Services – 0.1%
232,155	Hawaiian Telcom Holdco, Inc.(d)	7,164,303

	IT Services – 0.0%
122,857	Exela Technologies, Inc.(d)	632,714

	Media – 0.0%
303,043	Dex Media, Inc.(a)(c)(d)(n)	2,212,214

	Oil, Gas & Consumable Fuels – 0.1%
846,398	Chesapeake Energy Corp.(d)	3,351,736
2,943	Frontera Energy Corp.(d)	92,715
156,900	Paragon Offshore Ltd.(a)(c)(d)(n)	2,863,425
156,900	Paragon Offshore Ltd., Litigation Units Class A(a)(c)(d)(n)	156,900
225,500	Paragon Offshore Ltd., Litigation Units Class B(a)(c)(d)(n)	5,148,842
1,514	Southcross Holdings Group LLC(a)(c)(d)(n)	—
1,514	Southcross Holdings LP, Class A(a)(c)(d)(n)	510,975

		12,124,593
	Pharmaceuticals – 5.4%
8,514,190	Bristol-Myers Squibb Co.	521,749,563

	Specialty Retail – 0.0%
11,664,720	Onsite Rental Group Pty Ltd.(a)(b)(c)(d)(n)	—

Shares	Description	Value (†)
Common Stocks – continued
	Total Common Stocks (Identified Cost $318,375,143)	582,677,849
Preferred Stocks – 1.5%
Convertible Preferred Stocks – 1.3%
	Banking – 0.3%
19,062	Bank of America Corp., Series L, 7.250%	$25,142,778
8,533	Wells Fargo & Co., Series L, Class A, 7.500%	11,178,145
		36,320,923
	Communications – 0.0%
10,483	Cincinnati Bell, Inc., 6.750%	534,633
	Energy – 0.1%
242,297	El Paso Energy Capital Trust I, 4.750%	11,518,799
	Midstream – 0.7%
172,972	Chesapeake Energy Corp., 4.500%	8,596,708
231,033	Chesapeake Energy Corp., 5.000%	13,154,442
6,017	Chesapeake Energy Corp., 5.750%	3,456,014
32,522	Chesapeake Energy Corp., Series A, 5.750%, 144A	18,191,994
43,178	Chesapeake Energy Corp., 5.750%, 144A	24,800,364
		68,199,522
	REITs—Health Care – 0.1%
116,700	Welltower, Inc., 6.500%	6,986,829
	REITs—Mortgage – 0.1%
105,704	iStar, Inc., Series J, 4.500%	5,087,533

	Total Convertible Preferred Stocks (Identified Cost $150,798,163)	128,648,239
Non-Convertible Preferred Stocks – 0.2%
	Finance Companies – 0.0%
10,425	iStar, Inc., Series G, 7.650%	266,046
	Home Construction – 0.0%
208,246	Hovnanian Enterprises, Inc., 7.625%(d)	1,605,577
	REITs—Office Property – 0.1%
1,596	Highwoods Realty LP, Series A, 8.625%	1,987,807

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – continued
	REITs—Warehouse/Industrials – 0.1%
116,192	ProLogis, Inc., Series Q, 8.540%	$8,834,717

	Total Non-Convertible Preferred Stocks (Identified Cost $8,540,568)	12,694,147

	Total Preferred Stocks (Identified Cost $159,338,731)	141,342,386

Closed-End Investment Companies – 0.0%
170,282	NexPoint Credit Strategies Fund (Identified Cost $10,230,310)	4,306,432

Principal Amount (‡)
Short-Term Investments – 21.1%
$283,575,000	Federal Home Loan Bank Discount Notes, 1.060%, 1/19/2018(o)	283,402,303
126,940,000	Federal Home Loan Bank Discount Notes, 1.140%, 3/05/2018(o)	126,644,864
127,060,000	Federal Home Loan Bank Discount Notes, 1.140%, 3/06/2018(o)	126,759,757
79,063,373	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/2017 at 0.540% to be repurchased at $79,068,116 on 1/02/2018 collateralized by $80,205,000 U.S. Treasury Note, 2.250% due 1/31/2024 valued at $80,645,245 including accrued interest(p)	79,063,373
345,655,000	U.S. Treasury Bills, 1.250%-1.255%, 3/01/2018(o)(q)	344,946,359
50,000,000	U.S. Treasury Bills, 1.202%, 2/08/2018(o)	49,935,699
400,000,000	U.S. Treasury Bills, 1.225%-1.230%, 2/15/2018(o)(q)	399,395,000
64,345,000	U.S. Treasury Bills, 1.285%, 4/05/2018(o)	64,114,156
75,000,000	U.S. Treasury Bills, 1.066%, 2/01/2018(o)	74,920,911
100,000,000	U.S. Treasury Bills, 1.090%, 1/18/2018(o)	99,944,944
175,000,000	U.S. Treasury Bills, 1.076%, 1/25/2018(o)	174,862,480
216,425,000	U.S. Treasury Cash Management Bills, 1.025%, 1/02/2018(o)	216,425,000

	Total Short-Term Investments (Identified Cost $2,040,548,555)	2,040,414,846

Total Investments – 99.0% (Identified Cost $9,768,974,438)	9,585,618,650
Other assets less liabilities – 1.0%	99,272,577

Net Assets – 100.0%	$9,684,891,227

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of December 31, 2017, securities held by Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$123,373,314	1.3%	$69,764,323	0.7%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Level 3 security. Value has been determined using significant unobservable inputs.
(b)	Illiquid security.
(c)	Fair valued by the Fund’s adviser. At December 31, 2017, the value of these securities amounted to $69,764,323 or 0.7% of net assets.
(d)	Non-income producing security.
(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2017, the value of these securities amounted to $123,373,314 or 1.3% of net assets.
(f)	Variable rate security. Rate as of December 31, 2017 is disclosed.

(g)	Perpetual bond with no specified maturity date.
(h)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(i)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(j)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2017 is disclosed.
(k)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(l)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended December 31, 2017, the issuer has not made any interest payments.
(m)	Position is unsettled. Contract rate was not determined at December 31, 2017 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(n)	Securities subject to restriction on resale. At December 31, 2017, the restricted securities held by the Fund are as follows:

	Acquisition Date	Cost	Value	% of Net Assets
Dex Media, Inc.	August 12, 2016	1,476,220	2,212,214	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class C	December 18, 2014	21,396,647	15,084,636	0.2%
GCA2014 Holdings Ltd., Series 2014-1, Class D	December 18, 2014	8,494,926	2,448,237	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class E	December 18, 2014	32,732,982	—	—
Onsite Rental Group Pty Ltd.	October 26, 2017	—	—	—
Onsite Rental Group Pty Ltd., PIK Term Loan B	October 26, 2017	15,666,497	15,744,977	0.2%
Paragon Offshore Ltd.	July 18, 2017	29,179,043	2,863,425	Less than 0.1%
Paragon Offshore Ltd., Litigation Units Class A	July 18, 2017	1,167,146	156,900	Less than 0.1%
Paragon Offshore Ltd., Litigation Units Class B	July 18, 2017	22,768,653	5,148,842	0.1%
Southcross Holdings Group LLC	April 29, 2016	—	—	—
Southcross Holdings LP, Class A	April 29, 2016	2,215,133	510,975	Less than 0.1%

(o)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(p)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(q)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the value of Rule 144A holdings amounted to $1,492,345,856 or 15.4% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$10,790,646	$17,532,873	(a)(b)	$28,323,519
Airlines	—	268,677,565	178,666	(c)	268,856,231
Chemicals	—	166,477,010	18,072,420	(d)	184,549,430
Finance Companies	2,606,182	267,532,006	—		270,138,188
Metals & Mining	—	157,957,972	3,281	(d)	157,961,253
All Other Non-Convertible Bonds*	—	5,236,926,298	—		5,236,926,298

Total Non-Convertible Bonds	2,606,182	6,108,361,497	35,787,240		6,146,754,919

Convertible Bonds*	—	411,223,559	—		411,223,559
Municipals*	—	137,676,374	—		137,676,374

Total Bonds and Notes	2,606,182	6,657,261,430	35,787,240		6,695,654,852

Loan Participations	—	—	9,667,497	(c)	9,667,497
Senior Loans
Construction Machinery	—	15,251,017	15,744,977	(e)	30,995,994
Consumer Cyclical Services	—	—	7,518,416	(d)	7,518,416
All Other Senior Loans*	—	73,040,378	—		73,040,378

Total Senior Loans	—	88,291,395	23,263,393		111,554,788

Common Stocks
Media	—	—	2,212,214	(e)	2,212,214
Oil, Gas & Consumable Fuels	3,444,451	—	8,680,142	(b)(e)	12,124,593
Specialty Retail	—	—	—	(b)	—
All Other Common Stocks*	568,341,042	—	—		568,341,042

Total Common Stocks	571,785,493	—	10,892,356		582,677,849

Preferred Stocks
Convertible Preferred Stocks
Midstream	8,596,708	59,602,814	—		68,199,522
REITs—Mortgage	—	5,087,533	—		5,087,533
All Other Convertible Preferred Stocks*	55,361,184	—	—		55,361,184

Total Convertible Preferred Stocks	63,957,892	64,690,347	—		128,648,239

Non-Convertible Preferred Stocks
REITs—Office Property	—	1,987,807	—		1,987,807
REITs—Warehouse/Industrials	—	8,834,717	—		8,834,717
All Other Non-Convertible Preferred Stocks*	1,871,623	—	—		1,871,623

Total Non-Convertible Preferred Stocks	1,871,623	10,822,524	—		12,694,147

Total Preferred Stocks	65,829,515	75,512,871	—		141,342,386

Closed-End Investment Companies	4,306,432	—	—		4,306,432
Short-Term Investments	—	2,040,414,846	—		2,040,414,846

Total	$644,527,622	$8,861,480,542	$79,610,486		$9,585,618,650

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser ($2,448,237) or fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($15,084,636).
(b)	Includes a security fair valued at zero using Level 3 inputs.
(c)	Valued using broker-dealer bid prices.
(d)	Fair valued by the Fund’s adviser.
(e)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2017 and/or December 31, 2017:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2017		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2017
Bonds and Notes
Non-Convertible Bonds
ABS Other	$16,947,329	(a)	$—	$—	$110,469	$475,075	$—	$—	$—	$17,532,873	(a)	$110,469
Airlines	923		—	—	(2,627)	—	—	180,370	—	178,666		(2,627)
Chemicals	18,072,420		91,484	—	(91,484)	—	—	—	—	18,072,420		(91,484)
Metals & Mining	3,281		15,689	—	(15,689)	—	—	—	—	3,281		(15,689)
Retailers	24,046,500		—	—	—	—	—	—	(24,046,500)	—		—
Loan Participations
ABS Other	10,742,735		—	(7,299)	(94,728)	—	(973,211)	—	—	9,667,497		(97,161)
Senior Loans
Construction Machinery	—		134,291	—	78,480	15,532,206	—	—	—	15,744,977		78,480
Consumer Cyclical Services	7,518,416		—	—	—	—	—	—	—	7,518,416		—
Common Stocks
Media	1,757,649		—	—	454,565	—	—	—	—	2,212,214		454,565
Oil, Gas & Consumable Fuels	7,921,777	(a)	—	—	758,365	—	—	—	—	8,680,142	(a)	758,365
Specialty Retail	—		—	—	—	—	—	—	—	—	(a)	—

Total	$87,011,030		$241,464	$(7,299)	$1,197,351	$16,007,281	$(973,211)	$180,370	$(24,046,500)	$79,610,486		$1,194,918

(a)	Includes a security fair valued at zero using Level 3 inputs.

A debt security valued at $180,370 was transferred from Level 2 to Level 3 during the period ended December 31, 2017. At September 30, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

A debt security valued at $24,046,500 was transferred from Level 3 to Level 2 during the period ended December 31, 2017. At September 30, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At December 31, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2017 (Unaudited)

Treasuries	19.5%
Pharmaceuticals	5.5
Banking	5.0
Wirelines	4.1
Independent Energy	4.0
Healthcare	3.0
Finance Companies	2.8
Airlines	2.8
Cable Satellite	2.5
Chemicals	2.3
Technology	2.1
Supermarkets	2.1
Other Investments, less than 2% each	22.2
Short-Term Investments	21.1

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

Currency Exposure Summary at December 31, 2017 (Unaudited)

United States Dollar	79.0%
Canadian Dollar	5.0
Mexican Peso	4.8
New Zealand Dollar	4.3
Australian Dollar	2.7
Other, less than 2% each	3.2

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2017 (Unaudited)

Loomis Sayles Value Fund

Shares	Description	Value (†)
Common Stocks – 98.1% of Net Assets
	Aerospace & Defense – 5.3%
78,374	Harris Corp.	$11,101,677
28,966	Northrop Grumman Corp.	8,889,955
99,508	United Technologies Corp.	12,694,236

		32,685,868

	Automobiles – 0.8%
94,321	Harley-Davidson, Inc.	4,799,052

	Banks – 14.7%
656,116	Bank of America Corp.	19,368,544
195,884	Citigroup, Inc.	14,575,729
246,576	Fifth Third Bancorp	7,481,116
198,067	JPMorgan Chase & Co.	21,181,285
80,660	PNC Financial Services Group, Inc. (The)	11,638,431
280,166	Wells Fargo & Co.	16,997,671

		91,242,776

	Beverages – 1.5%
76,602	PepsiCo, Inc.	9,186,112

	Building Products – 1.6%
259,725	Johnson Controls International PLC	9,898,120

	Capital Markets – 3.0%
60,321	Ameriprise Financial, Inc.	10,222,600
83,099	State Street Corp.	8,111,293

		18,333,893

	Chemicals – 1.6%
137,258	DowDuPont, Inc.	9,775,515

	Communications Equipment – 1.8%
291,875	Cisco Systems, Inc.	11,178,812

	Construction Materials – 1.0%
46,711	Vulcan Materials Co.	5,996,291

	Consumer Finance – 2.5%
73,726	American Express Co.	7,321,729
106,339	Discover Financial Services	8,179,596

		15,501,325

	Containers & Packaging – 1.5%
192,623	Sealed Air Corp.	9,496,314

	Diversified Telecommunication Services – 1.5%
177,138	Verizon Communications, Inc.	9,375,914

	Electric Utilities – 3.7%
248,965	Exelon Corp.	9,811,711

Shares	Description	Value (†)
Common Stocks – continued
	Electric Utilities – continued
58,960	NextEra Energy, Inc.	$9,208,962
91,886	PG&E Corp.	4,119,249

		23,139,922

	Electrical Equipment – 1.0%
82,251	Eaton Corp. PLC	6,498,652

	Energy Equipment & Services – 2.3%
234,198	Baker Hughes, a GE Co.	7,410,025
138,208	Halliburton Co.	6,754,225

		14,164,250

	Food & Staples Retailing – 0.6%
52,103	CVS Health Corp.	3,777,467

	Food Products – 1.5%
217,842	Mondelez International, Inc., Class A	9,323,638

	Health Care Equipment & Supplies – 3.9%
200,199	Abbott Laboratories	11,425,357
155,824	Medtronic PLC	12,582,788

		24,008,145

	Health Care Providers & Services – 4.2%
25,962	Humana, Inc.	6,440,393
58,754	Laboratory Corp. of America Holdings(a)	9,371,851
45,966	UnitedHealth Group, Inc.	10,133,664

		25,945,908

	Household Durables – 0.8%
154,617	Newell Brands, Inc.	4,777,665

	Industrial Conglomerates – 1.6%
62,888	Honeywell International, Inc.	9,644,504

	Insurance – 5.8%
182,634	American International Group, Inc.	10,881,334
172,208	FNF Group	6,757,442
189,875	MetLife, Inc.	9,600,080
62,555	Travelers Cos., Inc. (The)	8,484,960

		35,723,816

	Internet & Direct Marketing Retail – 1.1%
270,793	Liberty Interactive Corp./QVC Group, Class A(a)	6,612,765

	IT Services – 1.5%
37,646	Alliance Data Systems Corp.	9,542,508

	Machinery – 1.4%
125,503	Pentair PLC	8,863,022

	Media – 3.4%
303,869	Comcast Corp., Class A	12,169,954

Shares	Description	Value (†)
Common Stocks – continued
	Media – continued
190,260	Twenty-First Century Fox, Inc., Class B	$6,491,671
23,086	Walt Disney Co. (The)	2,481,976

		21,143,601

	Oil, Gas & Consumable Fuels – 6.7%
167,559	Anadarko Petroleum Corp.	8,987,865
101,640	Chevron Corp.	12,724,312
92,652	Hess Corp.	4,398,190
130,401	Marathon Petroleum Corp.	8,603,858
103,874	Royal Dutch Shell PLC, Sponsored ADR	6,929,434

		41,643,659

	Pharmaceuticals – 6.2%
50,049	Allergan PLC	8,187,016
82,226	Bristol-Myers Squibb Co.	5,038,809
60,115	Eli Lilly & Co.	5,077,313
163,245	Merck & Co., Inc.	9,185,796
308,181	Pfizer, Inc.	11,162,316

		38,651,250

	Professional Services – 1.1%
184,019	Nielsen Holdings PLC	6,698,292

	Real Estate Management & Development – 1.1%
163,784	CBRE Group, Inc., Class A(a)	7,093,485

	REITs—Diversified – 2.0%
182,634	Outfront Media, Inc.	4,237,109
222,924	Weyerhaeuser Co.	7,860,300

		12,097,409

	Road & Rail – 1.5%
63,453	Norfolk Southern Corp.	9,194,340

	Semiconductors & Semiconductor Equipment – 1.1%
111,270	QUALCOMM, Inc.	7,123,505

	Software – 4.5%
130,631	Microsoft Corp.	11,174,176
262,473	Oracle Corp.	12,409,723
162,604	Symantec Corp.	4,562,668

		28,146,567

	Specialty Retail – 0.9%
53,386	Advance Auto Parts, Inc.	5,322,050

	Technology Hardware, Storage & Peripherals – 1.8%
41,292	Apple, Inc.	6,987,845
235,996	Diebold Nixdorf, Inc.	3,858,535

		10,846,380

Shares	Description	Value (†)
Common Stocks – continued
	Tobacco – 1.6%
92,890	Philip Morris International, Inc.	$9,813,828

	Total Common Stocks (Identified Cost $430,058,225)	607,266,620

Principal Amount
Short-Term Investments – 1.9%
$12,083,007	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/2017 at 0.540% to be repurchased at $12,083,732 on 1/02/2018 collateralized by $12,260,000 U.S. Treasury Note, 2.250% due 1/31/2024 valued at $12,327,295 including accrued interest(b) (Identified Cost $12,083,007)	12,083,007

	Total Investments – 100.0% (Identified Cost $442,141,232)	619,349,627
	Other assets less liabilities – (0.0)%	(105,376)

	Net Assets – 100.0%	$619,244,251

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$607,266,620	$—	$—	$607,266,620
Short-Term Investments	—	12,083,007	—	12,083,007

Total	$607,266,620	$12,083,007	$—	$619,349,627

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2017, there were no transfers among Levels 1, 2, and 3.

Industry Summary at December 31, 2017 (Unaudited)

Banks	14.7%
Oil, Gas & Consumable Fuels	6.7
Pharmaceuticals	6.2
Insurance	5.8
Aerospace & Defense	5.3
Software	4.5
Health Care Providers & Services	4.2
Health Care Equipment & Supplies	3.9
Electric Utilities	3.7
Media	3.4
Capital Markets	3.0
Consumer Finance	2.5
Energy Equipment & Services	2.3
REITs—Diversified	2.0
Other Investments, less than 2% each	29.9
Short-Term Investments	1.9

Total Investments	100.0
Other assets less liabilities	(0.0)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.
(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	Chief Executive Officer
Date:	February 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	Chief Executive Officer
Date:	February 21, 2018

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	February 21, 2018